[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)




EQUITY
     FUNDS






ANNUAL REPORT
          2000




FIRST AMERICAN
INVESTMENT FUNDS, INC.

FIRST AMERICAN

            FAMILY OF FUNDS


INVESTMENTS FOR EVERY GOAL

FIRST AMERICAN FUNDS OFFER A FULL RANGE OF INVESTMENT STRATEGIES TO HELP YOU CREATE A PERSONALIZED, DIVERSIFIED PORTFOLIO. WITH OUR DISCIPLINED FOCUS ON CONSISTENT, COMPETITIVE PERFORMANCE AND HIGHLY DEVELOPED TEAM APPROACH TO INVESTMENT DECISION MAKING, FIRST AMERICAN FUNDS CAN HELP BUILD A WINNING STRATEGY FOR ANY INVESTOR.

         HIGHER RISK    (o)
AND RETURN POTENTIAL     |
                         |
                        (*) EQUITY FUNDS
                         |
                         |    LARGE CAP FUNDS
                         |    Balanced
                         |    Equity Income
                         |    Equity Index
                         |    Large Cap Growth
                         |    Large Cap Value
                         |
                         |    MID CAP FUNDS
                         |    Mid Cap Growth
                         |    Mid Cap Value
                         |
                         |    SMALL CAP FUNDS
                         |    Small Cap Growth
                         |    Small Cap Value
                         |
                         |    INTERNATIONAL FUNDS
                         |    Emerging Markets
                         |    International
                         |    International Index
                         |
                         |    SECTOR FUNDS
                         |    Health Sciences
                         |    Real Estate Securities
                         |    Technology
                         |
                        (*) FUNDS OF FUNDS
                         |
                         |
                        (*) BOND FUNDS
                         |
                         |
                        (*) TAX FREE BOND FUNDS
                         |
                         |
                        (*) MONEY MARKET FUNDS
                         |
                         |
          LOWER RISK    (o)
AND RETURN POTENTIAL

Mutual fund investing involves risk; principal loss is possible.


TABLE OF CONTENTS

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Message to Shareholders                                                     1
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Report of Independent Auditors                                             35
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LARGE CAP FUNDS
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   Statements of Net Assets                                                36
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   Statements of Operations                                                50
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   Statements of Changes in Net Assets                                     52
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   Financial Highlights                                                    54
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MID CAP FUNDS
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   Statements of Net Assets                                                58
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   Statements of Operations                                                62
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   Statements of Changes in Net Assets                                     63
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   Financial Highlights                                                    64
--------------------------------------------------------------------------------
SMALL CAP FUNDS
--------------------------------------------------------------------------------
   Statements of Net Assets                                                66
--------------------------------------------------------------------------------
   Statements of Operations                                                70
--------------------------------------------------------------------------------
   Statements of Changes in Net Assets                                     71
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   Financial Highlights                                                    72
--------------------------------------------------------------------------------
INTERNATIONAL FUNDS
--------------------------------------------------------------------------------
   Statements of Net Assets                                                74
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   Statement of Assets and Liabilities                                     85
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   Statements of Operations                                                86
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   Statements of Changes in Net Assets                                     87
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   Financial Highlights                                                    88
--------------------------------------------------------------------------------
SECTOR FUNDS
--------------------------------------------------------------------------------
   Statements of Net Assets                                                90
--------------------------------------------------------------------------------
   Statements of Operations                                                96
--------------------------------------------------------------------------------
   Statements of Changes in Net Assets                                     97
--------------------------------------------------------------------------------
   Financial Highlights                                                    98
--------------------------------------------------------------------------------
Notes to Financial Statements                                             102
--------------------------------------------------------------------------------
Notice to Shareholders                                                    116
--------------------------------------------------------------------------------

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

MESSAGE TO SHAREHOLDERS  NOVEMBER 15, 2000



     DEAR SHAREHOLDERS:

     On behalf of the entire board of directors and the staff of First American Asset Management, thank you for the ongoing opportunity you have given us to manage your investments. As always, we strive to provide you, our fund shareholders, consistent and competitive investment performance over time.

     At times during the past year technology stocks, healthcare stocks, municipal bonds, and long Treasury bonds have been market leaders. Small- and mid-cap stocks outperformed large-cap stocks, and in general, market volatility was the norm. Guessing which sector of the equity market or which asset class will be the next market leader can be a risky way to invest. We believe that a well-diversified portfolio of equity and bond funds is the best way to invest over the long term. Your investment professional can help you design and implement a portfolio that is right for you.

     The accompanying discussion of investment results, financial statements, and notes detail the results of fund operations for the fiscal year and fund holdings as of September 30, 2000. We urge you to review the discussion of investment results and financial statements at your convenience.

     Again, thank you for investing in the First American family of funds. We look forward to serving your investment needs next year and beyond.



     Sincerely,


     /s/ Virginia L. Stringer             /s/ Paul A. Dow

     VIRGINIA L. STRINGER                 PAUL A. DOW

     Chairperson of the Board             Chief Investment Officer and President
     First American Investment Funds,     First American Asset Management
     Inc.

                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      1)

A DRAMATIC YEAR FOR THE MARKETS


Last September, financial markets were on the threshold of a meteoric rally that would lift the Dow Jones Industrial Average (Dow) and the technology-laden Nasdaq Composite Index (Nasdaq) to record highs. At the close of 1999, investors celebrated the fifth consecutive year of double-digit returns fueled by unprecedented productivity gains--which boosted corporate earnings while helping to contain inflation--and the lowest unemployment rate in three decades. For a while, all seemed well with the nation's "Goldilocks" economy (not too hot, not too cold).

Yet in a comment that would dictate the performance of stocks and bonds over the ensuing months, Alan Greenspan, Chairman of the Federal Reserve Board, vowed to continue raising interest rates until the economy cooled. The rate increases were intended to engineer a soft landing by encouraging consumers and companies to stop spending so much to purchase new homes, capital equipment, and the like.

STOCKS BOW TO BONDS

The prospect of additional rate hikes and their impact on corporate profits sent the stock market into a freefall, with the Nasdaq declining 25% during April's second week. The Dow soon followed suit. The stock market bubble had burst, with risk returning to the marketplace. The months following April also were subject to significant levels of market fluctuations. Although the long-term outlook for equities remains promising, investors can expect to experience more volatility as the economy continues to slow.

If any clear trends have emerged in the equity market, it's that small-cap stocks have outperformed large-cap stocks, and value has outperformed growth. Both are a reversal from the previous two years' trend of a market where large-cap growth stocks dominated.


(2      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

A DRAMATIC YEAR FOR THE MARKETS


BONDS GAIN MOMENTUM

An unusual event shaped bond markets during the fiscal year. For the first time in a decade, the yield on 30-year Treasury bonds dipped below the yield on two-year Treasury notes, creating an inverted yield curve. This event was triggered by the Treasury Department's decision to use part of the budget surplus to retire debt by issuing fewer bonds and repurchasing 30-year Treasury bonds. The scarcity of Treasury bonds sent prices up and yields down. Along the way, the 10-year Treasury note replaced the 30-year bond as the U.S. bond market's benchmark.

In all, U.S. government and municipal securities outperformed stocks to post their strongest results in years. Indeed, with the exception of high-yield "junk" bonds, most bonds, including mortgage-backed securities and investment-grade corporate bonds, performed well during the fiscal year.

In closing, an important message to remember amid today's volatile and fast-paced markets: Diversification among stocks, bonds, and cash can help you earn more balanced returns over time and give you peace of mind in changing markets. To help you achieve your long-term goals, First American Funds offers a spectrum of mutual funds designed to meet any investor's needs and risk tolerance.



                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      3)

BALANCED

INVESTMENT OBJECTIVE: TO MAXIMIZE TOTAL RETURN (CAPITAL APPRECIATION PLUS
INCOME)


The First American Balanced Fund returned 4.67% (Class A shares returned 4.50% on net asset value) for the fiscal year ended September 30, 2000. This compares to a return of 13.28% for the fund's broad-based equity benchmark, the Standard & Poor's 500 Composite Index. The Lehman U.S. Aggregate Bond Index, which is the fund's current broad-based bond index, returned 6.99% while its previous broad-based bond index, the Lehman U.S. Government/Credit Bond Index, returned 6.72%. Additionally, the fund's peer group represented by the Lipper Balanced Funds Average, returned 11.31%.

The fund maintained a 55% equity and a 45% bond position throughout the fiscal year. The main reason for the fund's underperformance was its lack of exposure to growth stocks during the quarter ended December 31, 1999, that saw large-cap growth stocks rise disproportionately to large-cap value stocks. The fund's equity exposure was limited only to value stocks during this time frame. In February, the investment strategy of the fund was modified to allow growth stocks into the equity portion of the portfolio. In an effort to avoid missing the potential upside in value stocks, the management team decided to opportunistically buy growth stocks over the course of an 18-month period until the fund's equity position reached a 50/50 mix. At the end of the fiscal year, the fund's equity position was approximately one third growth and two thirds value.

The fund's 45% bond position performed well overall and helped mute the volatility of the equity position while providing income. Duration was extended during the first half of the fiscal year, and reduced to neutral to slightly long in the second half. Good security selection also contributed to the bond portion's performance.

A solid fixed-income position, coupled with a balanced growth/value equity position, should help curb volatility even further going forward. The decision to implement growth stocks into the portfolio has paid off as the management team has been able to exploit the market's volatility by buying growth stocks with solid fundamentals as the market drops. The fund is well positioned to weather the potential volatility of the coming fiscal year.

ANNUALIZED PERFORMANCE(1)
-----------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                      SINCE INCEPTION(7)
                                                     ------------------------------------------------
                                  1 YEAR   5 YEARS    12/14/1992   2/4/1994    8/15/1994    2/1/1999
-----------------------------------------------------------------------------------------------------
Class A NAV                        4.50%    11.14%      11.42%           --           --          --
-----------------------------------------------------------------------------------------------------
Class A POP                       -1.01%     9.95%      10.66%           --           --          --
-----------------------------------------------------------------------------------------------------
Class B NAV                        3.59%    10.30%          --           --       11.43%          --
-----------------------------------------------------------------------------------------------------
Class B POP                       -1.03%    10.03%          --           --       11.43%          --
-----------------------------------------------------------------------------------------------------
Class C NAV                        3.65%        --          --           --           --       2.05%
-----------------------------------------------------------------------------------------------------
Class C POP                        1.66%        --          --           --           --       1.43%
-----------------------------------------------------------------------------------------------------
Class Y                            4.67%    11.42%          --       11.49%           --          --
-----------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)        13.28%    21.68%      19.03%       20.89%       22.14%      11.16%
-----------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Bond
  Index(4)                         6.99%     6.47%       6.73%        6.52%        7.33%       4.59%
-----------------------------------------------------------------------------------------------------
Lehman U.S. Government/Credit
  Index(5)                         6.72%     6.29%       6.73%        6.38%        7.22%       4.15%
-----------------------------------------------------------------------------------------------------
60% S&P 500/40%
  Lehman Aggregate                10.76%    15.60%      14.18%       15.19%       16.27%       8.76%
-----------------------------------------------------------------------------------------------------
Lipper Balanced Funds Average(6)  11.31%    12.73%      11.86%       12.35%       13.37%       8.51%
--------------------------------------------------------------------------------------------------


(4      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

BALANCED

VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN               LEHMAN U.S.    60% S&P    LEHMAN U.S.     LIPPER
               BALANCED         BALANCED         BALANCED       S&P 500     AGGREGATE     500/40%    GOVERNMENT/    BALANCED
                 FUND,            FUND,            FUND,       COMPOSITE      BOND        LEHMAN       CREDIT        FUNDS
              CLASS A NAV      CLASS A POP        CLASS Y       INDEX(3)     INDEX(4)    AGGREGATE    INDEX(5)     AVERAGE(6)
            -----------------------------------------------------------------------------------------------------------------
CLASS A

12/1992         10,000            9,475                          10,000      10,000       10,000       10,000       10,000
 9/1993         10,978           10,402                          10,755      10,969       10,843       11,138       10,938
 9/1994         11,311           10,717                          11,152      10,616       10,943       10,677       10,931
 9/1995         13,637           12,921                          14,464      12,110       13,491       12,209       13,070
 9/1996         15,766           14,938                          17,403      12,701       15,380       12,760       14,713
 9/1997         19,834           18,792                          24,439      13,938       19,614       13,983       18,331
 9/1998         19,977           18,928                          26,653      15,540       21,697       15,779       18,964
 9/1999         22,124           20,963                          34,062      15,483       25,166       15,523       21,372
 9/2000         23,120           21,906                          38,586      16,565       27,947       16,566       23,789

CLASS Y

2/1994                                            10,000         10,000      10,000       10,000       10,000       10,000
9/1994                                             9,935         10,074       9,713        9,932        9,683        9,802
9/1995                                            12,010         13,066      11,079       12,245       11,072       11,720
9/1996                                            13,919         15,721      11,620       13,959       11,571       13,193
9/1997                                            17,561         22,077      12,752       17,802       12,681       16,437
9/1998                                            17,742         24,077      14,218       19,693       14,309       17,004
9/1999                                            19,706         30,770      14,166       22,842       14,078       19,164
9/2000                                            20,626         34,857      15,156       25,366       15,024       21,331

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac. The Lehman Asset Backed Securities Index is composed of debt securities backed by credit card, auto and home equity loans that are rated investment grade or higher. The fund previously used the Lehman U.S. Gov't/Credit Index as its broad-based index. Going forward, the fund will use the Lehman U.S. Aggregate Bond Index as its broad-based index, because it is better suited to the fund's strategy.

(5) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities.

(6) Similar funds as categorized by Lipper, Inc.

(7) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      5)

EQUITY INCOME

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME


The Equity Income Fund returned 11.46% (Class A shares returned 11.11% on net asset value) for the fiscal year ended September 30, 2000, surpassing its peer group represented by the Lipper Equity Income Funds Average, which returned 8.17% during the same period. Elevated by the booming technology sector during the fourth quarter of 1999 and the early part of 2000, the Standard & Poor's 500 Composite Index, the fund's broad-based benchmark, returned 13.28% during this period.

Because the fund emphasizes stocks with above average dividends, it was not able to join in the tech rally that occurred during the fourth quarter of 1999. These stocks typically do not pay meaningful dividends. This was, however, a boon for the fund during the tumultuous months of March, April, and May 2000, as the technology-heavy Nasdaq took investors on a spiraling ride downward.

The fund's overweight in the more defensive sectors of energy, financials, and REITs paid off during the second and third quarter of calendar year 2000 as investors sought a safe-haven away from the increasingly volatile technology sector. The fund also benefited from a full weighting in the health care sector with standout performance from several large pharmaceutical companies including Johnson & Johnson, American Home Products, and Pfizer. The fund also benefited from investing in convertible preferred securities such as biotech company Protein Designs. Due partially to the Federal Reserve's rate tightening policy, economically sensitive value stocks, such as Honeywell and DuPont, detracted from performance.

The outlook for dividend paying stocks over the next fiscal year looks favorable to the team as expectation of continued volatility in the more aggressive sectors of technology and communication services continue to chase investors into more stable blue-chip stocks. The team will look opportunistically within these two volatile sectors for high dividend paying "broken" convertibles. Overall, a stable interest-rate environment, a moderating economy, and a return to a more rational investment environment paints a compelling backdrop for stock picking.

ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                        SINCE INCEPTION(6)
                                                 -------------------------------------------------
                               1 YEAR   5 YEARS   12/18/1992     8/2/1994    8/15/1994    2/1/1999
--------------------------------------------------------------------------------------------------
Class A NAV                    11.11%    15.07%      13.01%           --           --          --
--------------------------------------------------------------------------------------------------
Class A POP                     5.29%    13.84%      12.24%           --           --          --
--------------------------------------------------------------------------------------------------
Class B NAV                    10.35%    14.31%          --           --       14.54%          --
--------------------------------------------------------------------------------------------------
Class B POP                     5.35%    14.08%          --           --       14.54%          --
--------------------------------------------------------------------------------------------------
Class C NAV                    10.41%        --          --           --           --       4.20%
--------------------------------------------------------------------------------------------------
Class C POP                     8.31%        --          --           --           --       3.56%
--------------------------------------------------------------------------------------------------
Class Y                        11.46%    15.45%          --       15.53%           --          --
--------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)     13.28%    21.68%      19.03%       22.14%       22.14%      11.16%
--------------------------------------------------------------------------------------------------
Lehman U.S. Gov't/Credit Bond
  Index(4)                      6.72%     6.29%       6.73%        7.22%        7.22%       4.15%
--------------------------------------------------------------------------------------------------
70% S&P 500/30%
  Lehman Gov't/Credit          11.31%    17.06%      15.41%       17.71%       17.71%       9.25%
--------------------------------------------------------------------------------------------------
Lipper Equity Income
  Funds Average(5)              8.17%    13.56%      13.38%       14.08%       14.08%       6.41%
--------------------------------------------------------------------------------------------------


(6      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

EQUITY INCOME


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]


            FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN                 LEHMAN U.S.    70% S&P 500/      LIPPER
                EQUITY           EQUITY           EQUITY        S&P 500      GOVERNMENT/     30% LEHMAN       EQUITY
             INCOME FUND,     INCOME FUND,     INCOME FUND,    COMPOSITE     CREDIT BOND     GOVERNMENT/   INCOME FUNDS
             CLASS A NAV      CLASS A POP        CLASS Y       INDEX(3)       INDEX(4)         CREDIT        AVERAGE(5)
            -----------------------------------------------------------------------------------------------------------
CLASS A

12/1992         10,000            9,475                          10,000        10,000           10,000         10,000
 9/1993         10,335            9,792                          10,755        11,138           10,872         11,240
 9/1994         10,841           10,272                          11,152        10,677           11,016         11,565
 9/1995         12,799           12,127                          14,464        12,209           13,765         13,959
 9/1996         14,900           14,118                          17,403        12,760           15,890         16,335
 9/1997         19,543           18,517                          24,439        13,983           20,756         21,863
 9/1998         21,180           20,068                          26,653        15,779           22,979         21,965
 9/1999         23,243           22,023                          34,062        15,523           27,214         24,702
 9/2000         25,825           24,470                          38,586        16,566           30,360         26,720

CLASS Y

8/1994                                            10,000         10,000        10,000           10,000         10,000
9/1994                                             9,886          9,756         9,849            9,784          9,810
9/1995                                            11,689         12,654        11,262           12,226         11,841
9/1996                                            13,652         15,225        11,770           14,114         13,856
9/1997                                            17,945         21,380        12,899           18,435         18,545
9/1998                                            19,534         23,317        14,555           20,410         18,632
9/1999                                            21,506         29,799        14,320           24,171         20,954
9/2000                                            23,971         33,757        15,282           26,966         22,665


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) An unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities and investment grade corporate debt securities.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      7)

EQUITY INDEX

INVESTMENT OBJECTIVE: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE INDEX (S&P 500)


A tale of two economies describes the 12.38% (Class A shares returned 12.11% on net asset value) return the First American Equity Index Fund posted for the fiscal year ended September 30, 2000. The fund underperformed its broad-based benchmark, the Standard & Poor's 500 Composite Index, which returned 13.28% (index funds will generally underperform their broad-based indices because, unlike mutual funds, indices do not have to account for expenses, transaction costs, or cash flow effects in their performance figures). Additionally, the fund's peer group represented by the Lipper S&P 500 Funds Average returned 12.65%.

The quarter ended December 31, 1999, saw the technology sector of the S&P 500 lead the Equity Index Fund to a 14.54% (Class A shares 14.46%) return. This quarter proved to be the largest contributor to overall performance for the fiscal year. During this period, the new economy (a phrase generally used to describe technology and technology related sectors) dramatically outpaced old economy stocks (a phrase generally used to describe the industrial, consumer, basic materials, financial, and energy related sectors).

The technology sector has been a continuing factor in the performance of the S&P 500 index. Further, Standard & Poor's has added several new, large technology firms to the index during recent quarters. As a result of these actions, the technology sector's weighting as a percent of the S&P 500 Index rose from 17% in 1998 to 34% in 2000.

An important part of this increase in the value of technology stocks was the substantial price appreciation of individual stocks within the sector. During the final three quarters of the fiscal year, investors questioned the valuations that many of these stocks had achieved. In the ensuing revaluations of investors' expectations and outlooks for the technology sector, technology and "new economy" stocks in general declined. With this sector making up such a large share of the index, the fund declined -1.88% (Class A shares declined -2.06% on net asset value) during the last three quarters, as leadership and investor sentiment swayed back and forth between new economy and old economy stocks.

The management team believes the year ahead may bring continued volatility as investors decide what part of the economy will assume leadership. Because the Equity Index Fund invests in all 500 stocks of the S&P 500 Index, which covers a broad representation of all sectors in the economy, you will participate in old as well as new economy stocks without having to decide what facet of the economy will be the next month's winner.

ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                           SINCE INCEPTION(5)
                                                    ------------------------------------------------
                                 1 YEAR   5 YEARS    12/14/1992   2/4/1994    8/15/1994    2/1/1999
----------------------------------------------------------------------------------------------------
Class A NAV                      12.11%    20.93%      18.34%           --           --          --
----------------------------------------------------------------------------------------------------
Class A POP                       6.24%    19.63%      17.53%           --           --          --
----------------------------------------------------------------------------------------------------
Class B NAV                      11.25%    20.04%          --           --       20.91%          --
----------------------------------------------------------------------------------------------------
Class B POP                       6.25%    19.85%          --           --       20.91%          --
----------------------------------------------------------------------------------------------------
Class C NAV                      11.32%        --          --           --           --       7.15%
----------------------------------------------------------------------------------------------------
Class C POP                       9.19%        --          --           --           --       6.49%
----------------------------------------------------------------------------------------------------
Class Y                          12.38%    21.23%          --       20.12%           --          --
----------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)       13.28%    21.68%      19.03%       20.89%       22.14%      11.16%
----------------------------------------------------------------------------------------------------
Lipper S&P 500 Funds Average(4)  12.65%    21.15%      18.57%       20.39%       21.61%      10.51%
----------------------------------------------------------------------------------------------------


(8      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

EQUITY INDEX


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                    LIPPER
                EQUITY            EQUITY            EQUITY          S&P 500       S&P 500
             INDEX FUND,       INDEX FUND,       INDEX FUND,       COMPOSITE       FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y         INDEX(3)      AVERAGE(4)
            -------------------------------------------------------------------------------
CLASS A

12/1992         10,000             9,475                             10,000        10,000
 9/1993         10,751            10,186                             10,755        10,716
 9/1994         11,100            10,517                             11,152        11,061
 9/1995         14,308            13,557                             14,464        14,276
 9/1996         17,134            16,234                             17,403        17,100
 9/1997         23,897            22,642                             24,439        23,883
 9/1998         25,928            24,567                             26,653        25,916
 9/1999         33,006            31,273                             34,062        32,918
 9/2000         37,003            35,060                             38,586        37,079

CLASS Y

2/1994                                              10,000           10,000        10,000
9/1994                                              10,065           10,074        10,050
9/1995                                              13,001           13,066        12,972
9/1996                                              15,599           15,721        15,538
9/1997                                              21,815           22,077        21,701
9/1998                                              23,739           24,077        23,548
9/1999                                              30,293           30,770        29,911
9/2000                                              34,044           34,857        33,691


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                 FIRST AMERICAN FUNDS ANNUAL REPORT 2000      9)

LARGE CAP GROWTH

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


The fiscal year ended September 30, 2000, was an excellent period for the First American Large Cap Growth Fund, which closed the fiscal year with a 26.13% return (Class A shares were up 25.74% on net asset value). This return surpassed that of its broad-based benchmark, the Standard & Poor's 500 Composite Index, which returned 13.28%, and the style-based benchmark, the S&P 500/BARRA Growth Index, which returned 12.04%. The fund, however, underperformed its peer group, the Lipper Large-Cap Growth Funds Average that posted a 30.33% return.

Although the fund's holdings represent all economic sectors included in the S&P 500 Index, technology stocks represent the fund's largest sector holding-and the greatest source of the fund's gains during the fiscal year. The fourth quarter of calendar year 1999, was a boon for technology stocks, as investor sentiment became exuberant on prospects of increasing earnings growth rates for wireless service providers, computer software, and computer component companies.

Companies such as EMC, Nokia, Oracle, and Cisco Systems-all key portfolio holdings-experienced strong growth as consumer and business demand drove earnings in these technology stocks. Internet Capital Group and Microsoft are two fund holdings that detracted from performance during the period.

Toward the latter part of the fiscal year, defensive stocks within the financial, healthcare, and utility sectors were favorable as investor sentiment turned away from the increasingly volatile technology sector. Investor interest within these three areas continued throughout the year as compelling valuations and robust merger and acquisition activity made these sectors attractive investment opportunities.

At the fund level, due to increasing energy demand, the team has increased its exposure to drilling and equipment companies such as Nabors Industries, Schlumberger, and Transocean Offshore. Long term, the fund is very positive on the technology sector, as fundamentals remain strong. The management team's outlook for the next fiscal year is favorable for large-company growth stocks. Overall, a stable interest-rate environment, a moderating economy, and a return to a more rational investment environment bodes well for this asset class.

ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                          SINCE INCEPTION(6)
                                                  -------------------------------------------------
                               1 YEAR   5 YEARS    12/18/1992     8/2/1994   8/15/1994    2/1/1999
---------------------------------------------------------------------------------------------------
Class A NAV                    25.74%    21.80%      16.41%           --           --          --
---------------------------------------------------------------------------------------------------
Class A POP                    19.14%    20.50%      15.61%           --           --          --
---------------------------------------------------------------------------------------------------
Class B NAV                    24.84%    20.88%          --           --       22.41%          --
---------------------------------------------------------------------------------------------------
Class B POP                    19.84%    20.69%          --           --       22.41%          --
---------------------------------------------------------------------------------------------------
Class C NAV                    24.89%        --          --           --           --      18.40%
---------------------------------------------------------------------------------------------------
Class C POP                    22.63%        --          --           --           --      17.68%
---------------------------------------------------------------------------------------------------
Class Y                        26.13%    22.10%          --       23.38%           --          --
---------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)     13.28%    21.68%      19.03%       22.14%       22.14%      11.16%
---------------------------------------------------------------------------------------------------
S&P 500/BARRA Growth Index(4)  12.04%    24.98%      20.28%       25.38%       25.38%      10.85%
---------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth
  Funds Average(5)             30.33%    23.17%      19.32%       23.45%       23.45%      22.82%
---------------------------------------------------------------------------------------------------


(10      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

LARGE CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                                   LIPPER
              LARGE CAP         LARGE CAP         LARGE CAP         S&P 500      S&P 500/       LARGE-CAP
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,      COMPOSITE   BARRA GROWTH    GROWTH FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y         INDEX(3)      INDEX(4)       AVERAGE(5)
            -----------------------------------------------------------------------------------------------
CLASS A

12/1992         10,000             9,475                             10,000       10,000          10,000
 9/1993          9,158             8,677                             10,755        9,742          10,743
 9/1994          9,504             9,005                             11,152       10,414          10,825
 9/1995         12,470            11,816                             14,464       13,714          13,930
 9/1996         14,638            13,869                             17,403       16,739          16,210
 9/1997         19,423            18,403                             24,439       23,682          21,476
 9/1998         19,541            18,515                             26,653       27,985          22,910
 9/1999         26,576            25,181                             34,062       37,329          31,692
 9/2000         33,417            31,662                             38,586       41,824          41,288

CLASS Y

8/1994                                              10,000           10,000       10,000          10,000
9/1994                                               9,785           10,084        9,892          10,062
9/1995                                              12,874           13,079       13,026          12,949
9/1996                                              15,137           15,737       15,899          15,069
9/1997                                              20,095           22,099       22,494          19,963
9/1998                                              20,310           24,101       26,582          21,296
9/1999                                              27,695           30,801       35,457          29,459
9/2000                                              34,931           34,892       39,726          38,379


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On May 18, 1994, the Large Cap Growth Fund became the successor by merger to the Boulevard Blue Chip Growth Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Blue Chip Growth Fund.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) An unmanaged index of companies included in the S&P 500 Composite Index with higher price-to-book ratios.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      11)

LARGE CAP VALUE

INVESTMENT OBJECTIVE: PRIMARY-CAPITAL APPRECIATION; SECONDARY-CURRENT INCOME


Staying true to its traditional value style, the First American Large Cap Value Fund returned 1.17% (Class A shares returned 0.92% on net asset value) for the fiscal year ended September 30, 2000. This performance compares to a return of 13.75% for the fund's style-based benchmark, the Standard & Poor's 500/BARRA Value Index, and a return of 13.28% for its broad-based benchmark, the Standard & Poor's 500 Composite Index. Additionally, the fund lagged its peer group represented by the Lipper Large Cap Value Funds Average, which posted a return averaging 10.60%.

The fund's performance is largely attributed to its lack of participation in semiconductor and brokerage stocks during December 1999. Valuation concerns in regard to semiconductor names and the heightened economic sensitivity of brokerages to inflation concerns relative to other financial stocks led the fund to underweight these two subsectors which, unfortunately, were among the largest contributors to the S&P 500/BARRA Value's performance for the quarter ended December 31, 1999.

The fund outperformed the S&P 500/BARRA Value Index during the first five months of the next two quarters. This lead slipped away in June 2000, as two of the funds top 10 holdings, Honeywell and Electronic Data Systems Corporation, led the fund lower as a result of disappointing earnings reports. The fund's June 2000 results coupled with the first quarter of the fiscal year, mainly December 1999, explain the majority of the fund's underperformance relative to the S&P 500/BARRA Value Index for the fiscal year.

The fourth quarter ended September 30, 2000, saw the fund outperform the Lipper Large Cap Value Funds Average, but underperform the S&P 500/ BARRA Value Index as an overweighting toward technology relative to the index detracted from performance.

The management team is positive on the outlook for large-cap value. The management team believes that the energy and financial sectors provide excellent investment opportunities. Increasing demand bodes well for the energy sector while the stabilization of interest rates, coupled with mergers and acquisitions, are favorable for the financial sector. Combined, these two sectors are responsible for approximately 40% of the fund, as well as approximately 40% of the S&P 500/BARRA Value Index, making it vastly important for investors to pay attention to this asset class.

ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                                 SINCE INCEPTION(6)
                                                                ----------------------------------
                               1 YEAR   5 YEARS    10 YEARS      2/4/1994    8/15/1994   2/1/1999
--------------------------------------------------------------------------------------------------
Class A NAV                     0.92%    14.06%      15.19%           --           --          --
--------------------------------------------------------------------------------------------------
Class A POP                    -4.37%    12.84%      14.57%           --           --          --
--------------------------------------------------------------------------------------------------
Class B NAV                     0.17%    13.25%          --           --       14.58%          --
--------------------------------------------------------------------------------------------------
Class B POP                    -4.27%    13.00%          --           --       14.58%          --
--------------------------------------------------------------------------------------------------
Class C NAV                     0.17%        --          --           --           --       1.09%
--------------------------------------------------------------------------------------------------
Class C POP                    -1.71%        --          --           --           --       0.48%
--------------------------------------------------------------------------------------------------
Class Y                         1.17%    14.39%          --       14.75%           --          --
--------------------------------------------------------------------------------------------------
S&P 500 Composite Index(3)     13.28%    21.68%      19.43%       20.89%       22.14%      11.16%
--------------------------------------------------------------------------------------------------
S&P 500/BARRA Value Index(4)   13.75%    17.90%      17.55%       17.48%       18.49%      10.94%
--------------------------------------------------------------------------------------------------
Lipper Large-Cap
  Value Funds Average(5)       10.60%    16.71%      16.65%       16.44%       17.51%       8.10%
--------------------------------------------------------------------------------------------------


(12      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

LARGE CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                                   LIPPER
              LARGE CAP         LARGE CAP         LARGE CAP        S&P 500      S&P 500/       LARGE-CAP
             VALUE FUND,       VALUE FUND,       VALUE FUND,      COMPOSITE   BARRA VALUE     VALUE FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y         INDEX(3)     INDEX(4)       AVERAGE(5)
            ----------------------------------------------------------------------------------------------
CLASS A

9/1990          10,000             9,475                            10,000       10,000          10,000
9/1991          12,565            11,906                            13,110       12,697          13,188
9/1992          13,555            12,844                            14,564       14,063          14,483
9/1993          15,700            14,876                            16,449       17,229          16,813
9/1994          17,012            16,120                            17,055       17,324          17,246
9/1995          21,309            20,191                            22,121       22,122          21,431
9/1996          26,402            25,017                            26,616       26,248          25,565
9/1997          36,652            34,729                            37,377       36,540          34,822
9/1998          33,437            31,683                            40,763       36,470          35,282
9/1999          40,770            38,631                            52,095       44,301          42,610
9/2000          41,145            38,986                            59,013       50,392          47,118

CLASS Y

2/1994                                              10,000          10,000       10,000          10,000
9/1994                                              10,097          10,074        9,926           9,952
9/1995                                              12,671          13,066       12,676          12,368
9/1996                                              15,753          15,721       15,040          14,754
9/1997                                              21,917          22,077       20,937          20,096
9/1998                                              20,061          24,077       20,897          20,361
9/1999                                              24,530          30,770       25,384          24,590
9/2000                                              24,817          34,857       28,874          27,192


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of large capitalization stocks.

(4) An unmanaged index of companies included in the S&P 500 Composite Index with lower price-to-book ratios.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      13)

MID CAP GROWTH

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


The First American Mid Cap Growth Fund had an excellent 12 months, closing out the fiscal year with a 76.88% return (Class A shares were up 76.44% on net asset value), surpassing its broad-based benchmark, the Russell Midcap Index, which returned 31.62%, and its style-based benchmark, the Russell Midcap Growth Index, which returned 60.37% for the same period. The fund also outpaced its peer group represented by Lipper's Mid-Cap Growth Funds Average, which returned 63.89%.

The fund's technology exposure during the fourth quarter of 1999 drove performance into record territory as the fund posted its best calendar quarter return and its second best return over any three-month period, delivering an outstanding 47.75%.

As the issues surrounding Y2K faded into memory, fiber optics, semi-conductor, and component companies fueled the tech rally, as corporations were able to allocate billions of dollars to build and enhance data and e-commerce infrastructure systems. Strong consumer demand in telecommunications also helped to drive earnings in these stocks.

Key holdings, such as JDS Uniphase, Bea Systems, and PMC Sierra, all benefited tremendously from this rally that eventually hit the wall, and came tumbling down, on March 3rd of this year. Several Internet holdings, including Usinternetworking and Ask Jeeves were detractors of performance for the year.

Pharmaceuticals, financials, and utility companies attracted investment dollars as investor sentiment turned away from the increasingly volatile technology sector. Small- and mid-cap growth funds, with heavy technology weighting and relatively less liquid stocks, suffered most as the unwinding continued through May of this year. As volatility was the name of the game for much of this year's second and third calendar quarters, the fund found some respite in its energy and financial weightings.

At the fund level, due to increasing energy demand, the team has increased its exposure to drilling and equipment companies. In addition, as key patents expire for large pharmaceutical companies, the fund has begun focusing on small pharmaceutical companies that produce generic drugs. While the management team's short-term outlook in technology is cautious, overall, a stable interest-rate environment, a moderating economy, and a return to a more rational investment environment bodes well for the broader market.

ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                                SINCE INCEPTION(6)
                                                               ------------------------------------
                                1 YEAR   5 YEARS    10 YEARS    2/18/1997     8/7/1998    2/1/1999
---------------------------------------------------------------------------------------------------
Class A NAV                     76.44%    23.57%      24.26%           --           --          --
---------------------------------------------------------------------------------------------------
Class A POP                     67.18%    22.25%      23.59%           --           --          --
---------------------------------------------------------------------------------------------------
Class B NAV                     75.14%        --          --           --       36.25%          --
---------------------------------------------------------------------------------------------------
Class B POP                     70.14%        --          --           --       34.94%          --
---------------------------------------------------------------------------------------------------
Class C NAV                     75.10%        --          --           --           --      42.61%
---------------------------------------------------------------------------------------------------
Class C POP                     72.34%        --          --           --           --      41.72%
---------------------------------------------------------------------------------------------------
Class Y                         76.88%        --          --       28.58%           --          --
---------------------------------------------------------------------------------------------------
Russell Midcap Index(3)         31.62%    18.29%      19.93%       18.19%       28.05%      22.30%
---------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(4)  60.37%    24.63%      22.82%       28.56%       51.21%      43.72%
---------------------------------------------------------------------------------------------------
Lipper Mid-Cap
  Growth Funds Average(5)       63.89%    22.49%      22.69%       29.59%       61.88%      56.95%
---------------------------------------------------------------------------------------------------


(14      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

MID CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                                   LIPPER
               MID CAP           MID CAP           MID CAP        RUSSELL       RUSSELL         MID-CAP
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,      MIDCAP    MIDCAP GROWTH    GROWTH FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)      INDEX(4)       AVERAGE(5)
            -----------------------------------------------------------------------------------------------
CLASS A

9/1990          10,000            9,475                            10,000        10,000          10,000
9/1991          16,180           15,331                            14,405        14,889          15,395
9/1992          16,916           16,028                            16,500        16,263          16,393
9/1993          23,162           21,946                            20,572        19,553          22,510
9/1994          22,610           21,423                            20,911        20,029          22,515
9/1995          30,452           28,853                            26,576        25,971          30,884
9/1996          35,884           34,000                            30,839        30,212          36,875
9/1997          43,434           41,154                            41,647        39,167          44,029
9/1998          37,766           35,783                            39,144        35,493          36,628
9/1999          49,734           47,123                            46,758        48,696          56,652
9/2000          87,751           83,144                            61,543        78,094          92,830

CLASS Y

2/1997                                              10,000         10,000        10,000          10,000
9/1997                                              12,687         12,318        12,338          12,738
9/1998                                              11,065         11,578        11,181          10,597
9/1999                                              14,602         13,830        15,340          16,390
9/2000                                              25,828         18,202        24,600          26,857


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On August 7, 1998, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to August 7, 1998, is that of the Piper Emerging Growth Fund.

    Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies but still involve substantial risk and they may be subject to more abrupt or erratic movements than large capitalization companies. Mid Cap Growth Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance that it did in 1999 and 2000.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

(4) An unmanaged index of companies included in the Russell Midcap Index with a greater than average growth orientation, and generally higher price-to-book and price-earnings ratios.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      15)

MID CAP VALUE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


During the quarter ended September 30, 2000, mid-cap value stocks started making a comeback relative to large-cap stocks. This solid quarter helped the First American Mid Cap Value fund post a respectable return of 13.94% (Class A shares were up 13.58% on net asset value) for the fiscal year ended September 30, 2000. This return surpassed that of its style-based benchmark, the Russell Midcap Value Index, which returned 13.00%. However, the fund underperformed both its broad-based benchmark, the Russell Midcap Index (heavily influenced by technology growth stocks), which returned 31.62% and its peer group represented by Lipper Mid-Cap Value Funds Average, which posted a 24.24% return.

During the quarter ended December 31, 1999, the fund transitioned from a deeper value fund (focusing on indisputably cheap stocks with distressed financial results) to a more traditional value fund (paying more for quality companies with stable or improving financial results). This move was made in order to help curb volatility within the fund and has helped the fund remain more in line with the Russell Midcap Value Index.

The fund's performance relative to the Russell Midcap Value Index for the fiscal year came predominantly from the utilities and energy sectors. The biggest factors evident in these two sectors was the value added by the management team's stock selection and the anticipation that buying into these sectors early would payoff as shortages of electricity and oil/petroleum products surfaced. The biggest negative impact on the fund's performance came as a result of adverse stock selection within the healthcare sector.

The management team sees the market's recent surge in mid-cap value performance as only the beginning. The liquidity that mid-cap stocks have to offer relative to small-cap stocks, coupled with the remaining disparity in valuations between large- and mid-cap stocks, make this asset class one to watch for the next fiscal year.

ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                                SINCE INCEPTION(6)
                                                                ----------------------------------
                               1 YEAR   5 YEARS    10 YEARS      2/4/1994    8/15/1994   2/1/1999
--------------------------------------------------------------------------------------------------
Class A NAV                    13.58%     8.88%      13.28%           --           --          --
--------------------------------------------------------------------------------------------------
Class A POP                     7.60%     7.71%      12.67%           --           --          --
--------------------------------------------------------------------------------------------------
Class B NAV                    12.85%     8.11%          --           --        9.40%          --
--------------------------------------------------------------------------------------------------
Class B POP                     7.85%     7.87%          --           --        9.40%          --
--------------------------------------------------------------------------------------------------
Class C NAV                    12.81%        --          --           --           --       4.09%
--------------------------------------------------------------------------------------------------
Class C POP                    10.69%        --          --           --           --       3.45%
--------------------------------------------------------------------------------------------------
Class Y                        13.94%     9.21%          --        9.95%           --          --
--------------------------------------------------------------------------------------------------
Russell Midcap Index(3)        31.62%    18.29%      19.93%       17.64%       18.93%      22.30%
--------------------------------------------------------------------------------------------------
Russell Midcap Value Index(4)  13.00%    14.07%      17.81%       14.32%       15.64%       8.55%
--------------------------------------------------------------------------------------------------
Lipper Mid-Cap
  Value Funds Average(5)       24.24%    13.66%      14.99%       13.22%       14.16%      20.10%
--------------------------------------------------------------------------------------------------


(16      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

MID CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                                  LIPPER
               MID CAP           MID CAP           MID CAP         RUSSELL      RUSSELL         MID-CAP
             VALUE FUND,       VALUE FUND,       VALUE FUND,       MIDCAP     MIDCAP VALUE    VALUE FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)      INDEX(4)       AVERAGE(5)
            -----------------------------------------------------------------------------------------------
CLASS A

9/1990          10,000             9,473                           10,000        10,000          10,000
9/1991          12,417            11,763                           14,405        14,078          13,661
9/1992          14,301            13,547                           16,500        16,630          15,033
9/1993          17,005            16,109                           20,572        21,159          18,867
9/1994          20,190            19,127                           20,911        21,375          19,781
9/1995          22,740            21,542                           26,576        26,665          23,879
9/1996          28,477            26,977                           30,839        30,862          27,645
9/1997          39,848            37,749                           41,647        43,284          38,191
9/1998          28,360            26,866                           39,144        41,678          33,104
9/1999          30,637            29,024                           46,758        45,562          39,331
9/2000          34,798            32,965                           61,543        51,485          48,865

CLASS Y

2/1994                                              10,000         10,000        10,000          10,000
9/1994                                              10,752          9,901        10,017           9,953
9/1995                                              12,132         12,583        12,496          12,016
9/1996                                              15,239         14,601        14,463          13,911
9/1997                                              21,373         19,719        20,285          19,218
9/1998                                              15,250         18,534        19,532          16,658
9/1999                                              16,541         22,139        21,352          19,791
9/2000                                              18,847         29,139        24,128          24,589


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies but still involve substantial risk and they may be subject to mor abrupt or erratic movements than large capitalization companies.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.

(4) An unmanaged index of companies included in the Russell Midcap Index with generally lower price-to-book and price-earnings ratios, higher dividend yields, and lower forecasted growth values.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      17)

SMALL CAP GROWTH

INVESTMENT OBJECTIVE: GROWTH OF CAPITAL


As is typical with small-cap growth stocks in general, the First American Small Cap Growth Fund took its shareholders on a wild ride over the past 12 months. During the quarter ended December 31, 1999, the fund turned in its best calendar quarter return only to give much of it back during the March-May technology swoon. Ultimately, the fund had an excellent 12 months, closing out the fiscal year with a 62.58% return (Class A shares were up 62.07% on net asset value), surpassing its broad-based benchmark, the Russell 2000 Index, which returned 23.39%, and its style-based benchmark, the Russell 2000 Growth Index, which returned 29.66%. The fund also outpaced its peer group, represented by Lipper's Small-Cap Growth Funds Average, which posted a return of 56.56% for the same period.

The fund's exposure to technology during the fourth quarter of 1999, and the early part of 2000, accounted for a sizable portion of the fund's return as strong fundamentals and increasing demand for fiber optics, component parts, and the irrational exuberance of dot.com companies fueled spectacular growth in the sector.

Running parallel to the technology sector were the booming genomics and biotechnology industries. The prospect of new drugs being developed as a result of the successful mapping of the human genome, and the required technology to make it all happen, propelled health sciences as investor money flooded into the sector.

The fund successfully capitalized on these aggressive growth sectors with investments in key fund holdings such as biopharmaceutical companies Medarex and Protein Design Labs, as well as component manufacturers Power-One and Applied Micro Circuits. Several Internet holdings, including Persistence Software and Concur Technologies, were detractors from performance as this area unwound fastest during the market pullback occurring in March 2000.

As the markets fell dramatically during the early part of March, larger, defensive stocks attracted investment dollars as investor sentiment turned quickly away from the increasingly volatile technology and biotech sectors. Small-cap growth funds, with heavy technology weighting and relatively less liquid stocks, suffered most as the unwinding continued through May of this year. The fund's investment in smaller energy and financial companies provided some cushion to the blow that was delivered to more narrowly diversified funds.

Due to increasing energy demand, the team has increased its exposure to drilling and equipment companies. In addition, as key patents expire for large pharmaceutical companies, the fund has begun focusing on small pharmaceutical companies that produce generic drugs. While the management team's short-term outlook in technology is cautious, overall, a stable interest-rate environment, a moderating economy, and a return to a more rational investment environment bodes well for the broader market.

ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                         SINCE INCEPTION(6)
                                                              ------------------------
                               1 YEAR   5 YEARS    10 YEARS    7/31/1998     2/1/1999
--------------------------------------------------------------------------------------
Class A NAV                    62.07%    23.35%      19.96%           --           --
--------------------------------------------------------------------------------------
Class A POP                    53.56%    22.03%      19.32%           --           --
--------------------------------------------------------------------------------------
Class B NAV                    60.95%        --          --       33.93%           --
--------------------------------------------------------------------------------------
Class B POP                    55.95%        --          --       32.61%           --
--------------------------------------------------------------------------------------
Class C NAV                    61.06%        --          --           --       39.31%
--------------------------------------------------------------------------------------
Class C POP                    58.44%        --          --           --       38.45%
--------------------------------------------------------------------------------------
Class Y                        62.58%        --          --       35.31%           --
--------------------------------------------------------------------------------------
Russell 2000 Index(3)          23.39%    12.39%      16.93%       11.93%       21.24%
--------------------------------------------------------------------------------------
Russell 2000 Growth Index(4)   29.66%    12.42%      16.26%       18.97%       27.28%
--------------------------------------------------------------------------------------
Lipper Small-Cap
  Growth Funds Average(5)      56.56%    18.89%      20.98%       32.52%       48.70%
--------------------------------------------------------------------------------------


(18      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

SMALL CAP GROWTH


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                                  LIPPER
              SMALL CAP         SMALL CAP         SMALL CAP        RUSSELL       RUSSELL       SMALL-CAP
             GROWTH FUND,      GROWTH FUND,      GROWTH FUND,       2000      2000 GROWTH    GROWTH FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)      INDEX(4)       AVERAGE(5)
            -----------------------------------------------------------------------------------------------
CLASS A

9/1990          10,000             9,475                           10,000        10,000          10,000
9/1991          14,055            13,317                           14,508        15,078          15,552
9/1992          14,921            14,137                           15,805        15,045          16,760
9/1993          18,581            17,605                           21,046        19,435          22,519
9/1994          18,975            17,979                           21,608        19,606          22,943
9/1995          21,605            20,470                           26,656        25,129          30,711
9/1996          22,769            21,574                           30,161        28,295          37,461
9/1997          33,168            31,427                           40,171        34,905          46,478
9/1998          26,982            25,566                           32,531        26,238          36,834
9/1999          38,074            36,076                           38,734        34,800          52,757
9/2000          61,707            58,467                           47,794        45,121          82,602

CLASS Y

7/1998                                              10,000         10,000        10,000          10,000
9/1998                                               8,384          8,689         8,472           8,449
9/1999                                              11,857         10,346        11,236          12,101
9/2000                                              19,277         12,766        14,569          18,947


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On July 31, 1998, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to July 31, 1998, is that of the Piper Small Companies Growth Fund. On September 21, 1996, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

    Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater volatility than stocks of larger companies and they may be expected to do so in the future. Small Cap Growth Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999 and 2000.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of the 2000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the total market capitalization of the investable U.S. equity market.

(4) An unmanaged index of companies included in the Russell 2000 Index with a greater than average growth orientation, and generally higher price-to-book and price-earnings ratios.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      19)

SMALL CAP VALUE

INVESTMENT OBJECTIVE: CAPITAL APPRECIATION


The First American Small Cap Value Fund posted its best fiscal year performance since 1997 with a 23.56% (Class A shares were up 23.19% on net asset value) return for the fiscal year ended September 30, 2000. This return surpassed that of its style-based benchmark, the Russell 2000 Value Index, which returned 15.36% and the fund's peer group represented by the Lipper Small-Cap Value Funds Average which posted a return of 20.66%. Additionally, the fund performed in line with its broad-based benchmark, the Russell 2000 Index, which returned 23.39%.

The fund's strong performance relative to the Russell 2000 Value Index was a function of positive allocation and stock selection in certain sectors. One such decision was an overweighting toward technology that, when coupled with good stock selection, was responsible for approximately 10% of the fund's return. Positive stock selection and underweightings in both the materials and processing and the financial services sectors also had a significant positive impact on overall performance. These positive contributions were partially offset by underperformance in the consumer discretionary and healthcare areas.

The outlook for the next fiscal year appears favorable for small-cap value stocks. This stems from a stable interest-rate environment, a moderating economy, and the continued attractiveness of small-cap stock valuations relative to large-cap stock valuations. At the fund level, the management team has reduced its technology weighting and has been using the proceeds to add to the financial services sector. Additionally, the fund is overweighted in the energy sector.

ANNUALIZED PERFORMANCE(1)
--------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                         SINCE INCEPTION(6)
                                                             -------------------------
                              1 YEAR    5 YEARS     10 YEARS    11/24/1997   2/1/1999
--------------------------------------------------------------------------------------
Class A NAV                    23.19%    10.89%      20.46%           --           --
--------------------------------------------------------------------------------------
Class A POP                    16.74%     9.70%      19.81%           --           --
--------------------------------------------------------------------------------------
Class B NAV                    22.31%        --          --        2.73%           --
--------------------------------------------------------------------------------------
Class B POP                    17.31%        --          --        1.48%           --
--------------------------------------------------------------------------------------
Class C NAV                    22.29%        --          --           --       14.82%
--------------------------------------------------------------------------------------
Class C POP                    20.07%        --          --           --       14.11%
--------------------------------------------------------------------------------------
Class Y                        23.56%    11.30%      20.72%           --           --
--------------------------------------------------------------------------------------
Russell 2000 Index(3)          23.39%    12.39%      16.93%        8.27%       21.24%
--------------------------------------------------------------------------------------
Russell 2000 Value Index(4)    15.36%    11.50%      16.97%        2.84%       13.92%
--------------------------------------------------------------------------------------
Lipper Small-Cap
  Value Funds Average(5)       20.66%    12.67%      15.86%        3.31%       18.34%
--------------------------------------------------------------------------------------


(20      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

SMALL CAP VALUE


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                                  LIPPER
              SMALL CAP         SMALL CAP         SMALL CAP        RUSSELL       RUSSELL       SMALL-CAP
             VALUE FUND,       VALUE FUND,       VALUE FUND,        2000       2000 VALUE     VALUE FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y        INDEX(3)      INDEX(4)       AVERAGE(5)
            -----------------------------------------------------------------------------------------------
CLASS A

9/1990          10,000             9,475                           10,000        10,000          10,000
9/1991          15,995            15,155                           14,508        13,998          13,852
9/1992          18,351            17,388                           15,805        16,504          15,322
9/1993          25,027            23,713                           21,046        22,541          19,564
9/1994          27,147            25,722                           21,608        23,469          20,445
9/1995          38,353            36,340                           26,656        27,825          24,372
9/1996          44,363            42,034                           30,161        31,576          28,367
9/1997          62,903            59,600                           40,171        45,043          40,510
9/1998          46,982            44,515                           32,531        39,282          32,542
9/1999          52,206            49,466                           38,734        41,572          36,379
9/2000          64,313            60,937                           47,794        47,958          43,887

CLASS Y

9/1990                                              10,000         10,000        10,000          10,000
9/1991                                              16,016         14,508        13,998          13,852
9/1992                                              18,391         15,805        16,504          15,322
9/1993                                              25,172         21,046        22,541          19,564
9/1994                                              27,362         21,608        23,469          20,445
9/1995                                              38,479         26,656        27,825          24,372
9/1996                                              44,894         30,161        31,576          28,367
9/1997                                              63,758         40,171        45,043          40,510
9/1998                                              47,755         32,531        39,282          32,542
9/1999                                              53,180         38,734        41,572          36,379
9/2000                                              65,709         47,794        47,958          43,887


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    Performance prior to August 1, 1994 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On August 1, 1994, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On November 21, 1997, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of the Small Cap Value Fund. Performance prior to November 21, 1997 is adjusted to reflect Small Cap Value Fund's Class A share fee and expenses, before any fee waivers. Small Company Value Trust Fund was not a registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.

(4) An unmanaged index of companies included in the Russell 2000 Index with generally lower price-to-book and price-earnings ratios, higher dividend yields, and lower forecasted growth values.

(5) Similar funds as categorized by Lipper, Inc.

(6) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      21)

EMERGING MARKETS

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


The recognition that most emerging markets had recovered from the Asian crisis of 1997-1998, along with the strong performance of technology and communication stocks worldwide, helped lead the First American Emerging Markets Fund to its best calendar quarter ever during the quarter ended December 31, 1999 (49.12% Class Y shares and 49.04% Class A shares). This quarter helped propel the fund to a 25.74% (Class A shares, 25.55% on net asset value) return for the fiscal year ended September 30, 2000. This return handily surpassed the return of its broad-based benchmark, the MSCI Emerging Markets Free Index, which returned 0.41%, as well as the return of its peer group represented by Lipper Emerging Markets Funds Average, which posted a return of 8.74%.

The biggest contributors to the fund's performance were Israel, Taiwan, and China. Israel and Taiwan benefited from the general rise in technology stocks around the world early in this fiscal year while China benefited from a greater reliance on free enterprise to solve its economic problems. Mexico and Brazil were also top contributors to performance as Latin American markets started showing strength in the second half of the fiscal year. The biggest detractors from performance were Russia and Turkey. Emerging markets, however, were not immune to the correction in technology and communication stocks that began in early March and lasted into late May. As a result, during the months of March, April, and May, the fund gave back approximately 22% of its performance gained earlier in the fiscal year.

In general, emerging market restructuring at the corporate and government levels, coupled with their continuing economic recovery and the stabilization of U.S. interest rates, should provide a positive backdrop for emerging market securities. The management team has gradually reduced the fund's weightings in Asian markets to an underweight position while using the proceeds to build an overweight position in Latin American markets that look particularly strong, especially Mexico and Brazil.

ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                    SINCE INCEPTION(5)
                                                  --------------------------------------
                               1 YEAR   5 YEARS    11/9/1993    8/7/1998     2/1/2000
----------------------------------------------------------------------------------------
Class A NAV                    25.55%     3.16%      -2.28%           --           --
----------------------------------------------------------------------------------------
Class A POP                    18.88%     2.06%      -3.04%           --           --
----------------------------------------------------------------------------------------
Class B NAV                    24.55%        --          --        6.77%           --
----------------------------------------------------------------------------------------
Class B POP                    19.55%        --          --        5.03%           --
----------------------------------------------------------------------------------------
Class C NAV                        --        --          --           --      -15.06%(6)
----------------------------------------------------------------------------------------
Class C POP                        --        --          --           --      -16.75%(6)
----------------------------------------------------------------------------------------
Class Y                        25.74%        --          --        7.83%           --
----------------------------------------------------------------------------------------
MSCI Emerging Markets
  Free Index(3)                 0.41%    -1.66%      -0.68%       27.96%      -21.46%(6)
----------------------------------------------------------------------------------------
Lipper Emerging Markets
  Funds Average(4)              8.74%    -0.15%      -1.73%       24.55%      -22.73%(6)
----------------------------------------------------------------------------------------


(22      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

EMERGING MARKETS


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN        MSCI           LIPPER
               EMERGING          EMERGING          EMERGING         EMERGING        EMERGING
            MARKETS FUND,     MARKETS FUND,     MARKETS FUND,     MARKETS FREE    MARKETS FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)        AVERAGE(4)
            -----------------------------------------------------------------------------------
CLASS A

11/1993         10,000             9,475                             10,000           10,000
 9/1994         11,944            11,317                             12,615           11,876
 9/1995          7,315             6,931                             10,378            9,895
 9/1996          8,867             8,402                             10,920           10,712
 9/1997         11,038            10,459                             11,638           12,770
 9/1998          5,639             5,343                              6,075            6,725
 9/1999          6,806             6,448                              9,508            9,619
 9/2000          8,544             8,096                              9,547           10,459

CLASS Y

8/1998                                              10,000           10,000           10,000
9/1998                                               9,894           10,634           10,289
9/1999                                              11,972           16,644           14,717
9/2000                                              15,070           16,713           16,004


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. International investing involves risks not typically associated with domestic investing, including risk of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity and volatile prices. The risks of international investing are particularly significant in emerging markets.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On August 7, 1998, the Emerging Markets Fund became the successor by merger to the Piper Emerging Markets Growth Fund, a series of Piper Global Funds Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented from June 21, 1996 to August 7, 1998, is that of Piper Emerging Markets Growth Fund for which Edinburgh Fund Managers acted as sub-advisor. Performance prior to June 21, 1996, is that of the Hercules Latin American Value Fund, a series of Hercules Funds Inc. for which Bankers Trust company acted as sub-advisor.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of securities from emerging markets that are open to foreign investors.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

(6) Cumulative total return since inception.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      23)

INTERNATIONAL

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


Active management certainly paid off during the fiscal year ended September 30, 2000, as the First American International Fund posted a return of 24.95% (Class A shares were up 24.63% on net asset value). This return surpassed its broad-based benchmark, the MSCI EAFE Index, which returned 3.18%, as well as its peer group represented by the Lipper International Funds, which posted a return of 10.77%.

The fund performed well during the quarter ended December 31, 1999, when led by selected technology and telecommunications stocks in Sweden, Finland, and Japan, it returned 61.60% (Class A shares 61.51%) the best calendar quarter return in the fund's history. The performance of technology and related sectors experienced a severe correction late in the second quarter of the fiscal year that spilled into the third quarter. During this period, the fund gave back approximately 23% of the gains it realized earlier in the fiscal year. Throughout this period the portfolio was transitioning to a broader portfolio, reducing its technology weighting and adding to the financial, healthcare, and energy sectors while maintaining and adding selective technology issues. Additionally, the fund was gradually making some changes geographically. These changes entailed transitioning from an overweight to underweight position in Japan and from an underweight to overweight position in continental Europe.

The last three quarters of this fiscal year have been characterized by a struggle for leadership not only geographically, but across sectors as well. The management team believes that the significant performance of technology stocks in general has abated and that Japan, which was a top-performing country in 1999, has cooled. The fund is maintaining a well-diversified portfolio with concentrations in financials and pharmaceuticals, as well as selected technology names. Geographically, the management team remains positive on Europe.

ANNUALIZED PERFORMANCE(1)
---------------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                                 SINCE INCEPTION(5)
                                                           ----------------------------------------------
                                      1 YEAR    5 YEARS     4/4/1994    4/7/1994    8/15/1994   2/1/1999
---------------------------------------------------------------------------------------------------------
Class A NAV                            24.63%    17.14%          --      13.48%           --          --
---------------------------------------------------------------------------------------------------------
Class A POP                            18.06%    15.88%          --      12.55%           --          --
---------------------------------------------------------------------------------------------------------
Class B NAV                            23.71%    16.19%          --          --       12.96%          --
---------------------------------------------------------------------------------------------------------
Class B POP                            18.71%    15.97%          --          --       12.96%          --
---------------------------------------------------------------------------------------------------------
Class C NAV                            23.74%        --          --          --           --      19.53%
---------------------------------------------------------------------------------------------------------
Class C POP                            21.48%        --          --          --           --      18.84%
---------------------------------------------------------------------------------------------------------
Class Y                                24.95%    17.37%      13.64%          --           --          --
---------------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)                      3.18%     8.58%       7.72%       7.72%        7.43%       9.26%
---------------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)  10.77%    10.37%       8.65%       8.65%        8.53%      15.42%
---------------------------------------------------------------------------------------------------------


(24      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

INTERNATIONAL


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                        LIPPER
            INTERNATIONAL     INTERNATIONAL     INTERNATIONAL                      INTERNATIONAL
                FUND,             FUND,             FUND,          MSCI EAFE           FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y         INDEX(3)          AVERAGE(4)
            ------------------------------------------------------------------------------------
CLASS A

4/1994          10,000             9,475                            10,000             10,000
9/1994          10,039             9,512                            10,094             10,175
9/1995          10,108             9,578                            10,679             10,559
9/1996          10,294             9,754                            11,600             11,603
9/1997          13,386            12,683                            13,014             13,820
9/1998          13,534            12,824                            11,929             12,379
9/1999          17,887            16,948                            15,621             16,118
9/2000          21,117            20,008                            16,117             17,853

CLASS Y

4/1994                                              10,000          10,000             10,000
9/1994                                              10,049          10,094             10,175
9/1995                                              10,128          10,679             10,559
9/1996                                              10,341          11,600             11,603
9/1997                                              13,483          13,014             13,820
9/1998                                              13,638          11,929             12,379
9/1999                                              18,057          15,621             16,118
9/2000                                              22,562          16,117             17,853


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. International investing involves risks not typically associated with domestic investing, including risk of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity and volatile prices.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index including approximately 1,100 companies representing stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      25)

INTERNATIONAL INDEX

INVESTMENT OBJECTIVE: TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PERFORMANCE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST INDEX (THE "MSCI EAFE INDEX")


The First American International Index Fund returned 3.01% (Class A shares were up 2.90% on net asset value) for the fiscal year ended September 30, 2000. This compares to a return of 3.18% for its broad-based index the MSCI EAFE Index (index funds will generally underperform their broad-based indices because, unlike mutual funds, indices do not have to account for expenses, transaction costs, or cash flow effects in their performance figures).

The fund's objective is to provide returns that correspond to those of the MSCI EAFE Index, which tracks the performance of approximately 1,100 stocks throughout 20 of the world's developed countries, excluding the United States. The best-performing countries on an absolute basis were Finland and Sweden. Finland, led by Nokia (a world leader in the production of cellular handsets), returned 51.25%, while Sweden, led by Ericsson (another leader in cellular handset production), returned 33.22%. Both of these countries make up only a small part of the overall MSCI EAFE index. The biggest contributors to performance--based on a weighted basis--were France and Germany, which returned 16.03% and 6.18%, respectively. The United Kingdom and Japan were the biggest detractors from performance. The United Kingdom, which encompasses approximately 20% of the MSCI EAFE Index, returned -3.79% while Japan, which encompasses approximately 25% of the MSCI EAFE Index, returned -2.02%.

The management team's outlook for international markets is mixed. The outlook for Japan is uncertain as its economy continues to find its footing while European markets are posting solid profits as corporate restructuring, mergers, and changes in corporate culture continue to take place.

ANNUALIZED PERFORMANCE(1)
------------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                             SINCE INCEPTION(5)
                                                           -------------------------------------
                                       1 YEAR   5 YEARS     7/3/1995    11/24/1997     2/1/2000
------------------------------------------------------------------------------------------------
Class A NAV                             2.90%     7.82%       7.95%           --           --
------------------------------------------------------------------------------------------------
Class A POP                            -2.53%     6.66%       6.85%           --           --
------------------------------------------------------------------------------------------------
Class B NAV                             2.05%        --          --        9.88%           --
------------------------------------------------------------------------------------------------
Class B POP                            -2.95%        --          --        8.69%           --
------------------------------------------------------------------------------------------------
Class C NAV                                --        --          --           --        2.29%(6)
------------------------------------------------------------------------------------------------
Class C POP                                --        --          --           --        0.28%(6)
------------------------------------------------------------------------------------------------
Class Y                                 3.01%     8.08%       8.26%           --           --
------------------------------------------------------------------------------------------------
MSCI EAFE Index(3)                      3.18%     8.58%       7.88%       11.33%       -0.24%(6)
------------------------------------------------------------------------------------------------
Lipper International Funds Average(4)  10.77%    10.37%       9.92%       12.51%       -4.46%(6)


(26      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

INTERNATIONAL INDEX


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN                        LIPPER
            INTERNATIONAL     INTERNATIONAL     INTERNATIONAL                      INTERNATIONAL
             INDEX FUND,       INDEX FUND,       INDEX FUND,       MSCI EAFE           FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y         INDEX(3)          AVERAGE(4)
            ------------------------------------------------------------------------------------
CLASS A

7/1995          10,000             9,475                            10,000             10,000
9/1995           9,801             9,287                             9,806              9,956
9/1996          10,516             9,964                            10,651             10,941
9/1997          11,653            11,041                            11,949             13,032
9/1998          10,539             9,985                            10,953             11,672
9/1999          13,879            13,151                            14,342             15,199
9/2000          14,282            13,532                            14,798             16,834

CLASS Y

7/1995                                              10,000          10,000             10,000
9/1995                                               9,802           9,806              9,956
9/1996                                              10,539          10,651             10,941
9/1997                                              11,715          11,949             13,032
9/1998                                              10,632          10,953             11,672
9/1999                                              14,034          14,342             15,199
9/2000                                              14,457          14,798             16,834


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. International investing involves risks not typically associated with domestic investing, including risk of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity and volatile prices.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    On November 21, 1997, the International Index Fund became the successor by merger to the Qualivest International Opportunities Fund. Performance prior to November 21, 1997, is that of the Qualivest International Opportunities Fund.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index including approximately 1,100 companies representing stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

(6) Class C was closed on June 30, 2000. Cumulative total return for the period from February 1, 2000 to June 30, 2000 is presented.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      27)

HEALTH SCIENCES

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


With the completion of the successful mapping of the human genome, the fiscal year ending September 30, 2000, saw healthcare/ biotechnology funds as the best performing category within the Lipper universe of mutual funds. Led by the highly volatile biotechnology subsector, healthcare stocks took off in the fourth quarter of 1999, and continued their dizzying pace skyward into March 2000, as investors saw drug development and disease prevention potential in the cracking of the genomics code. The Lipper Health & Biotechnology Funds Average returned 93.39% for the fiscal year ending September 30, 2000.

Returning a respectable 62.10% (Class A shares were up 61.89% on net asset value), the First American Health Sciences Fund, a broadly diversified healthcare fund, lost ground to more narrowly focused biotechnology funds, but outpaced the fund's broad-based benchmark, the Standard & Poor's Health Care Composite Index, which delivered a 25.51% return for the same period.

As biotechnology stocks began spiraling downward from their record highs in early March of this year, the fund had begun to reduce its exposure to this subsector and began allocating additional assets into defensive and stable large pharmaceutical companies such as Johnson & Johnson, Pfizer, and Warner-Lambert. This proved a boon for the fund as these stocks continued to benefit from strong fundamentals, robust merger and acquisition activity, and changing sentiment as investors turned away from the increasingly volatile biotechnology subsector.

The management team's outlook for the next fiscal year is cautiously optimistic as patent expirations and less than full product pipelines chip away at earnings growth estimates for large pharmaceutical companies. The team is more favorable in its outlook for genomics and biotechnology stocks as this area continues to be a hotbed of innovative activity.


ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                     SINCE INCEPTION(5)
                                   -----------------------------------
                                    1 YEAR     1/31/1996    2/1/2000
----------------------------------------------------------------------
Class A NAV                         61.89%       10.11%          --
----------------------------------------------------------------------
Class A POP                         53.39%        8.82%          --
----------------------------------------------------------------------
Class B NAV                         60.72%        9.28%          --
----------------------------------------------------------------------
Class B POP                         55.72%        8.96%          --
----------------------------------------------------------------------
Class C NAV                             --           --      36.17%(6)
----------------------------------------------------------------------
Class C POP                             --           --      33.79%(6)
----------------------------------------------------------------------
Class Y                             62.10%       10.38%          --
----------------------------------------------------------------------
S&P Health Care Composite Index(3)  25.51%       23.40%      28.95%(6)
----------------------------------------------------------------------
Lipper Health & Biotechnology
   Funds Average(4)                 93.39%       20.08%      19.23%(6)
----------------------------------------------------------------------


(28      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

HEALTH SCIENCES


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]


            FIRST AMERICAN    FIRST AMERICAN    FIRST AMERICAN         S&P         LIPPER HEALTH &
               HEALTH            HEALTH            HEALTH          HEALTH CARE      BIOTECHNOLOGY
            SCIENCES FUND,    SCIENCES FUND,    SCIENCES FUND,     COMPOSITE            FUNDS
             CLASS A NAV       CLASS A POP         CLASS Y          INDEX(3)         AVERAGE(4)
            ---------------------------------------------------------------------------------------
CLASS A

1/1996          10,000             9,475                             10,000            10,000
9/1996           9,868             9,350                             10,910            10,577
9/1997          12,197            11,556                             14,937            13,295
9/1998           9,118             8,640                             20,649            13,038
9/1999           9,673             9,165                             21,235            15,140
9/2000          15,659            14,837                             26,652            29,279

CLASS Y

1/1996                                              10,000           10,000            10,000
9/1996                                               9,879           10,910            10,577
9/1997                                              12,239           14,937            13,295
9/1998                                               9,167           20,649            13,038
9/1999                                               9,771           21,235            15,140
9/2000                                              15,839           26,652            29,279


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Health Sciences Fund are more vulnerable to price fluctuation as a result of events that may affect the industry on which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector fund should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

    Health Sciences Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance than it did in 1999 and 2000.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of health care stocks in the S&P 500 Composite Index (an unmanaged index of large capitalization stocks).

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

(6) Cumulative total return since inception.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      29)

REAL ESTATE SECURITIES

INVESTMENT OBJECTIVE: ABOVE AVERAGE CURRENT INCOME AND LONG-TERM CAPITAL APPRECIATION


The real estate market finally woke from its near two-year slumber as strong underlying valuations in real estate investment trusts (REITs) generated investor interest. The First American Real Estate Securities Fund closed out the fiscal year ending September 30, 2000, with a 26.95% return (Class A shares were up 26.68% on net asset value), outpacing the fund's peer group, the Lipper Real Estate Funds Average, which posted a 22.01% return during the same period. The fund also outperformed its broad-based benchmark, the Morgan Stanley REIT Index, which returned 21.87% for the fiscal year.

As volatility in the equity markets caused investors to look elsewhere, the overlooked real estate sector began quietly attracting attention as investors took notice of REITs trading at a discount to net asset value (NAV). As the Nasdaq fell dramatically in March of this year, the flight to quality intensified-real estate being one of the beneficiaries.

Bi-coastal geographic allocations and overweighting the high-quality subsectors of apartments, office buildings, and industrial properties helped the fund generate compelling returns. High rental demand and tight supply due to the technology boom drove earnings in areas such as Silicon Valley. Spieker Properties, an office/industrial REIT, and Avalonbay and Essex Properties, two apartment REITs, are key holdings that continue to generate attractive returns as a result of this boom.

The team also picked up basis points by selectively underweighting the softer, more volatile subsectors of malls, manufactured homes, and community centers. The fund's overweight position in Urban Shopping Centers, Inc., paid off, as this venture was one of the best-performing REITs so far this calendar year.

With dividend yields continuing to hover around 7-7.5%, strong rental structures and a continued discount to NAVs, the management team's outlook for the next fiscal year is very favorable. The team will continue to overweight the strong, high-quality subsectors of apartments, offices, and industrial properties, with emphasis on the high demand West and East coasts.

ANNUALIZED PERFORMANCE(1)
----------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                         SINCE INCEPTION(5)
                                                        --------------------------------------
                                     1 YEAR   5 YEARS    6/30/1995    9/29/1995     2/1/2000
----------------------------------------------------------------------------------------------
Class A NAV                          26.68%    11.03%          --       11.04%           --
----------------------------------------------------------------------------------------------
Class A POP                          20.00%     9.85%          --        9.86%           --
----------------------------------------------------------------------------------------------
Class B NAV                          25.81%    10.16%          --       10.17%           --
----------------------------------------------------------------------------------------------
Class B POP                          20.81%     9.88%          --        9.89%           --
----------------------------------------------------------------------------------------------
Class C NAV                              --        --          --           --       25.56%(6)
----------------------------------------------------------------------------------------------
Class C POP                              --        --          --           --       23.27%(6)
----------------------------------------------------------------------------------------------
Class Y                              26.95%    11.32%      11.84%           --           --
----------------------------------------------------------------------------------------------
Morgan Stanley REIT Index(3)         21.87%    10.38%      10.71%       10.38%       23.98%(6)
----------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average(4)  22.01%    10.33%      10.86%       10.33%       24.68%(6)
----------------------------------------------------------------------------------------------


(30      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

REAL ESTATE SECURITIES


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

             FIRST AMERICAN      FIRST AMERICAN      FIRST AMERICAN                      LIPPER
              REAL ESTATE         REAL ESTATE         REAL ESTATE          MORGAN      REAL ESTATE
            SECURITIES FUND,    SECURITIES FUND,    SECURITIES FUND,      STANLEY         FUNDS
              CLASS A NAV         CLASS A POP           CLASS Y         REIT INDEX(3)   AVERAGE(4)
            --------------------------------------------------------------------------------------
CLASS A

9/1995           10,000               9,475                                10,000         10,000
9/1996           11,817              11,197                                11,827         11,827
9/1997           16,162              15,314                                16,662         16,662
9/1998           14,155              13,412                                14,281         14,281
9/1999           13,321              12,622                                13,446         13,446
9/2000           16,875              15,989                                16,386         16,386

CLASS Y

6/1995                                                   10,000            10,000         10,000
9/1995                                                   10,519            10,411         10,544
9/1996                                                   12,469            12,313         12,438
9/1997                                                   17,091            17,347         17,632
9/1998                                                   15,009            14,868         14,806
9/1999                                                   14,163            13,998         14,465
9/2000                                                   17,979            17,060         17,650


(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Real Estate Securities Fund are more vulnerable to price fluctuation as a result of events that may affect the industry on which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector fund should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index of the most actively traded real estate investment trusts.

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

(6) Cumulative total return since inception.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      31)

TECHNOLOGY

INVESTMENT OBJECTIVE: LONG-TERM GROWTH OF CAPITAL


Despite the volatility that rocked technology stocks during the last half of the first calendar quarter and most of the second and third calendar quarters of this year, the First American Technology Fund was able to generate an astounding 80.71% fiscal year return, ending September 30, 2000 (Class A shares were up 80.11% on net asset value). The fund outpaced its peer group, the Lipper Science & Technology Funds Average, which was up 69.60% during the same 12-month period. The fund also beat its broad-based benchmark, the S&P High Tech Composite Index, which returned 19.59%.

Strong fundamentals, improving earnings growth prospects, and positive investor sentiment sparked the Nasdaq Composite Index to record highs during the fourth quarter of 1999. Especially strong were fiber optic and networking component stocks as corporations poured billions of dollars into building and enhancing data stream and e-commerce infrastructure systems. As the Technology Fund focused on well-managed companies within these industries, it was ideally positioned to participate in the fourth quarter run-up as it posted its best calendar quarter since its inception.

As the market's exuberance came to a head on March 3rd of this year, the Technology Fund's holdings in smaller, less-liquid names caused the fund to unwind faster than the Nasdaq. Throughout the remainder of the first calendar quarter and most of the second quarter, stock picking, based on price momentum, turned a market characterized as exuberance into a market characterized as simply irrational. Increasing volatility in the sector caused a flight to quality with energy, financials, utilities, and large pharmaceutical companies earning a greater portion of investors' interest and dollars.

While the management team believes that short-term volatility is inherent in the sector, its long-term outlook in technology remains positive as companies continue to build infrastructure and seek productivity gains through technological advancements. Overall, a stable interest-rate environment, a moderating economy, and a return to a more rational investment environment bodes well for the management team's discipline of fundamental analysis and investing in innovative companies with strong management.

ANNUALIZED PERFORMANCE(1)
------------------------------------------------------------------------------------------
AS OF SEPTEMBER 30, 2000                                SINCE INCEPTION(5)
                                 ----------------------------------------------------------
                                  1 YEAR   5 YEARS     4/4/1994     8/15/1994     2/1/2000
-------------------------------------------------------------------------------------------
Class A NAV                       80.11%    36.80%      40.03%           --           --
-------------------------------------------------------------------------------------------
Class A POP                       70.64%    35.33%      38.88%           --           --
-------------------------------------------------------------------------------------------
Class B NAV                       78.77%    35.83%          --       42.11%           --
-------------------------------------------------------------------------------------------
Class B POP                       73.77%    35.71%          --       42.11%           --
-------------------------------------------------------------------------------------------
Class C NAV                           --        --          --           --       -5.59%(6)
-------------------------------------------------------------------------------------------
Class C POP                           --        --          --           --       -6.53%(6)
-------------------------------------------------------------------------------------------
Class Y                           80.71%    37.19%      40.34%           --           --
-------------------------------------------------------------------------------------------
S&P High Tech Composite Index(3)  19.59%    36.33%      38.23%       38.48%      -13.72%(6)
-------------------------------------------------------------------------------------------
Lipper Science & Technology
  Funds Average(4)                69.60%    32.34%      32.42%       34.39%      -17.19%(6)
-------------------------------------------------------------------------------------------


(32      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

TECHNOLOGY


VALUE OF A $10,000 INVESTMENT(1),(2) AS OF SEPTEMBER 30, 2000

[PLOT POINTS CHART]

            FIRST AMERICAN     FIRST AMERICAN     FIRST AMERICAN        S&P        LIPPER SCIENCE &
              TECHNOLOGY         TECHNOLOGY         TECHNOLOGY       HIGH TECH        TECHNOLOGY
                 FUND,             FUND,              FUND,          COMPOSITE          FUNDS
             CLASS A NAV        CLASS A POP          CLASS Y         INDEX(3)         AVERAGE(4)
            ----------------------------------------------------------------------------------------
CLASS A

4/1994           10,000              9,475                             10,000           10,000
9/1994           11,572             10,965                             10,766           10,781
9/1995           19,235             18,226                             16,984           17,288
9/1996           22,813             21,616                             20,862           19,164
9/1997           26,853             25,444                             33,875           25,856
9/1998           22,371             21,198                             38,360           24,777
9/1999           51,165             48,481                             67,050           51,198
9/2000           92,154             87,319                             82,887           86,831

CLASS Y

4/1994                                                10,000           10,000           10,000
9/1994                                                11,584           10,766           10,781
9/1995                                                19,255           16,984           17,288
9/1996                                                22,885           20,862           19,164
9/1997                                                26,993           33,875           25,856
9/1998                                                22,563           38,360           24,777
9/1999                                                51,788           67,050           51,198
9/2000                                                93,585           82,887           86,831

(1) Past performance does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects voluntary fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Indexes are for illustrative purposes only and are not available for investment. Sector funds such as the First American Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry on which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector fund should not be treated as a core investment; rather, their role is to round out the growth portion of a well diversified investment portfolio.

    Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assumes reinvestment of all distributions at net asset value.

    Total returns at public offering price ("POP") reflect performance over the time period indicated including maximum sales charges of 5.25% for Class A, 1% for Class C and the maximum CDSC for Class B and Class C shares for the relevant period. Total returns assume reinvestment of all distributions at net asset value.

    Technology Fund's 1999 and 2000 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999 and 2000. Investments in the First American Technology Fund are more vulnerable to price fluctuation as a result of the narrow focus of technology investing and the fact that the products of companies in which the fund invests may be subject to rapid obsolescence.

(2) Performance for Class B and Class C shares is not presented. Performance for these classes is lower due to higher expenses.

(3) An unmanaged index comprised of technology stocks in the S&P 500 Composite Index (an unmanaged index of large capitalization stocks).

(4) Similar funds as categorized by Lipper, Inc.

(5) The since inception performance of the index for each class is calculated from the month-end following the inception of the class.

(6) Cumulative total return since inception.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      33)

                 (This page has been left blank intentionally.)

REPORT OF INDEPENDENT AUDITORS SEPTEMBER 30, 2000



     To the Shareholders and Board of Directors
     First American Investment Funds, Inc.

     We have audited the accompanying statements of net assets of the Balanced, Equity Income, Equity Index, Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap Growth, Small Cap Value, Emerging Markets, International, International Index, Health Sciences, Real Estate Securities and Technology Funds and the statement of assets and liabilities of the International Fund (certain funds constituting First American Investment Funds, Inc.) (the "Funds") as of September 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through September 30, 1998, were audited by other auditors whose reports dated November 13, 1998, and September 12, 1997, expressed unqualified opinions on those financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. As to certain securities relating to uncompleted transactions, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 2000 and 1999 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above listed funds of First American Investment Funds, Inc. at September 30, 2000, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                               /s/ Ernst & Young LLP


     Minneapolis, Minnesota
     November 3, 2000


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      35)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

BALANCED FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 52.8%
BASIC MATERIALS -- 2.3%
Alcoa                                         74,000      $ 1,873
Dow Chemical                                 100,800        2,514
Ecolab                                        28,500        1,028
International Paper                           57,500        1,649
Praxair                                       26,200          979
                                                        ------------
                                                            8,043
                                                        ------------
CAPITAL GOODS -- 2.8%
Caterpillar                                   30,100        1,016
General Electric                              60,140        3,469
Honeywell International                       58,300        2,077
Minnesota Mining & Manufacturing              33,900        3,089
                                                        ------------
                                                            9,651
                                                        ------------
COMMUNICATION SERVICES -- 2.8%
AT&T Wireless*                                22,400          468
Nextel Communications, Cl A*                  32,000        1,496
SBC Communications                            48,144        2,407
Verizon Communications                        61,800        2,993
Vodafone, ADR                                 14,600          540
Worldcom*                                     60,100        1,825
                                                        ------------
                                                            9,729
                                                        ------------
CONSUMER CYCLICALS -- 3.6%
Best Buy*                                     23,700        1,508
Federated Department Stores*                  57,600        1,505
Ford Motor                                    40,919        1,036
General Motors                                17,800        1,157
Home Depot                                    20,900        1,109
Kohl's*                                       10,100          583
Masco                                         59,500        1,108
Nike, Cl B                                    29,700        1,190
Omnicom Group                                 13,550          988
Wal-Mart Stores                               50,320        2,422
                                                        ------------
                                                           12,606
                                                        ------------
CONSUMER STAPLES -- 3.8%
Albertson's                                   75,900        1,594
Cox Communications*                           18,710          716
General Mills                                 50,800        1,803
Kimberly Clark                                37,600        2,098
McDonald's                                    55,800        1,684
Procter & Gamble                              20,900        1,400
Walgreen                                      62,700        2,379
Walt Disney                                   41,400        1,584
                                                        ------------
                                                           13,258
                                                        ------------
ENERGY -- 5.0%
Exxon Mobil                                   44,500        3,966
Halliburton                                   59,900        2,931
Nabors Industries*                            16,050          841
Royal Dutch Petroleum, ADR                    50,900        3,051
Schlumberger                                  29,600        2,436
Texaco                                        31,400        1,648
Transocean Sedco Forex                        38,690        2,268
                                                        ------------
                                                           17,141
                                                        ------------

BALANCED FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FINANCIALS -- 10.7%
Allstate                                      78,900      $ 2,742
American Express                              58,890        3,578
American International Group                  36,965        3,537
Associates First Capital                      44,000        1,672
Bank of America                               44,900        2,352
Bank of New York                              16,810          942
Bank One                                      56,200        2,171
Charles Schwab                                23,900          848
Chase Manhattan                               55,000        2,540
Citigroup                                     73,032        3,948
Fannie Mae                                    47,600        3,403
Fleet Boston Financial                        64,390        2,511
Mellon Financial                              52,400        2,430
Morgan Stanley Dean Witter                    21,700        1,984
Wells Fargo                                   50,800        2,334
                                                        ------------
                                                           36,992
                                                        ------------
HEALTH CARE -- 5.1%
American Home Products                        22,200        1,256
Amgen*                                        12,500          873
Bristol-Myers Squibb                          55,600        3,176
Genentech*                                     7,520        1,396
Guidant*                                      29,400        2,078
Johnson & Johnson                             16,000        1,503
Medtronic                                     31,900        1,653
Merck                                         19,640        1,462
Pfizer                                        44,310        1,991
Pharmacia                                     33,544        2,019
Protein Design Laboratories*                   3,150          380
                                                        ------------
                                                           17,787
                                                        ------------
TECHNOLOGY -- 12.8%
America Online*                               24,500        1,317
Applied Materials*                             7,600          451
Automatic Data Processing                     13,800          923
BMC Software*                                 33,000          631
Broadcom, Cl A*                                5,320        1,297
Broadvision*                                  12,300          316
Brocade Communications Systems*                6,120        1,444
Cisco Systems*                                51,900        2,867
Compaq Computer                               64,200        1,771
Computer Associates International             43,900        1,106
Corning                                        2,720          808
Dell Computer*                                20,800          641
Electronic Data Systems                       49,200        2,042
EMC*                                          29,800        2,954
PFPC                                          40,900        1,598
Hewlett Packard                               15,400        1,494
IBM                                           13,900        1,564
Intel                                         42,400        1,762
JDS Uniphase*                                 10,950        1,037
Lucent Technologies                           14,650          448
Microsoft*                                    32,200        1,942
Motorola                                      78,800        2,226
Nextlink Communications, Cl A*                36,080        1,270
Nokia, ADR                                    28,000        1,115
Nortel Networks                               23,300        1,388
Oracle Systems*                               35,500        2,796

The accompanying notes are an integral part of the financial statements.


(36      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                          SHARES/PAR (000)   VALUE (000)
--------------------------------------------------------------------
PE Corp-PE Biosystems Group                    6,390        $ 744
PMC-Sierra*                                    5,200        1,119
Siebel Systems*                                4,140          461
Sun Microsystems*                             13,900        1,623
Texas Instruments                             13,480          636
VeriSign*                                      6,200        1,256
Veritas Software*                              9,680        1,375
                                                        ------------
                                                           44,422
                                                        ------------
TRANSPORTATION -- 1.0%
Delta Air Lines                               35,100        1,558
Southwest Airlines                            44,200        1,072
United Parcel Service                         13,800          778
                                                        ------------
                                                            3,408
                                                        ------------
UTILITIES -- 2.9%
AES*                                          27,200        1,863
Duke Power                                    23,600        2,024
Edison International                          54,000        1,043
Enron                                         38,800        3,400
Public Service Enterprise Group               34,300        1,533
                                                        ------------
                                                            9,863
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $166,611)                                      182,900
                                                        ------------

CORPORATE OBLIGATIONS -- 17.9%
CONSUMER GOODS -- 1.0%
Target
     5.875%, 11/01/08                        $ 4,000        3,615
                                                        ------------
ENERGY -- 0.9%
Consolidated Natural Gas
     7.250%, 10/01/04                          3,000        2,996
                                                        ------------
FINANCE -- 9.3%
Associates
     5.800%, 04/20/04                          6,000        5,790
Bank of America
     7.125%, 09/15/06                          5,000        4,998
Bear Stearns
     7.800%, 08/15/07                          4,000        4,050
Cigna
     7.400%, 01/15/03                          2,825        2,807
Lehman Brothers
     6.900%, 03/30/01                          4,050        4,055
Newcourt Credit
     6.875%, 02/16/05                          5,000        4,937
Wachovia
     6.605%, 10/01/25                          5,500        5,383
                                                        ------------
                                                           32,020
                                                        ------------
MANUFACTURING -- 4.6%
Boeing
     7.250%, 06/15/25                          5,000        4,946
Ford Motor
     5.800%, 01/12/09                          4,000        3,531
GMAC
     6.150%, 04/05/07                          5,000        4,634
PPG Industries
     7.400%, 08/15/19                          3,000        2,929
                                                        ------------
                                                           16,040
                                                        ------------

BALANCED FUND (CONTINUED)

DESCRIPTION                                 PAR (000)   VALUE (000)
--------------------------------------------------------------------
SERVICES -- 0.6%
Time Warner
     8.875%, 10/01/12                        $ 2,025      $ 2,205
                                                        ------------
UTILITIES -- 1.5%
GTE South
     6.125%, 06/15/07                          5,000        4,706
MCI Communications
     7.125%, 06/15/27                            500          501
                                                        ------------
                                                            5,207
                                                        ------------

TOTAL CORPORATE OBLIGATIONS
     (Cost $63,776)                                        62,083
                                                        ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS -- 14.4%
FHLB
     6.250%, 08/13/04                          6,500        6,435
FHLMC
     6.500%, 01/01/01                            118          117
     5.950%, 01/19/06                          5,000        4,856
     6.500%, 09/01/12                            308          302
     6.000%, 03/01/15                          4,778        4,605
     8.000%, 11/01/24                            282          286
     7.000%, 12/01/29                          3,892        3,817
FHLMC CMO 1606-H
     6.000%, 11/15/08                          3,150        3,063
FNMA
     6.000%, 03/01/03                            145          141
     5.500%, 03/01/06                          4,521        4,311
     7.000%, 11/01/14                          2,720        2,705
     7.288%, 04/01/18 (A)                        207          210
     6.500%, 04/01/29                          5,365        5,152
     7.000%, 04/01/29                          1,851        1,814
     6.000%, 05/01/29                          4,735        4,426
FNMA CMO 1993-50
     5.500%, 10/25/22                          5,000        4,431
GNMA
     7.500%, 09/15/27                            358          359
     7.000%, 04/15/29                          2,664        2,623
                                                        ------------

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
     (Cost $50,109)                                        49,653
                                                        ------------

U.S. TREASURY OBLIGATIONS -- 6.9%
U.S. Treasury Bonds
     7.125%, 02/15/23                          5,000        5,619
     6.875%, 08/15/25                          7,000        7,707
U.S. Treasury Note
     6.875%, 05/15/06                          4,000        4,180
U.S. Treasury Note (TIPS)
     4.250%, 01/15/10                          6,162        6,295
                                                        ------------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $23,754)                                        23,801
                                                        ------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      37)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                          PAR (000)/SHARES   VALUE (000)
--------------------------------------------------------------------
PRIVATE MORTGAGE-BACKED SECURITIES -- 2.2%
FIXED RATE -- 2.2%
CMC Securities 1993-D D2
     6.400%, 07/25/23                          $   9        $   9
General Electric Capital Mortgage 1994-17 A6
     7.000%, 05/25/24                          2,675        2,637
GMAC Commercial Mortgage 1997-C2 C
     6.910%, 12/15/07                          5,000        4,818
                                                        ------------

TOTAL PRIVATE MORTGAGE-BACKED SECURITIES
     (Cost $7,616)                                          7,464
                                                        ------------

ASSET-BACKED SECURITIES -- 4.0%
AUTOS -- 1.4%
Union Acceptance 1998-B A5
     6.020%, 01/09/06                          5,000        4,941
                                                        ------------
HOME EQUITY -- 2.6%
Asset Securitization 1996-D6 A1B
     6.880%, 11/13/26                          3,000        2,995
Merrill Lynch Mortgage Investors 1995-C3 A3 (A)
     7.070%, 12/26/25                          6,000        6,004
                                                        ------------
                                                            8,999
                                                        ------------

TOTAL ASSET-BACKED SECURITIES
     (Cost $14,213)                                        13,940
                                                        ------------

U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS -- 0.0%
Israel Government Trust Certificate Series 1C (B)
     9.250%, 11/15/01                            104          106
                                                        ------------

TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS
     (Cost $104)                                              106
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 4.1%
First American Prime Obligations Fund (C) 14,108,058       14,108
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $14,108)                                        14,108
                                                        ------------

TOTAL INVESTMENTS -- 102.3%
     (Cost $340,291)                                      354,055
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- (2.3%) (D)            (8,064)
                                                        ------------

BALANCED FUND (CONCLUDED)

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 4,387,144
     outstanding shares                                 $  50,906
Portfolio Capital-- Class B ($0.0001 par value--
     2 billion authorized) based on 3,997,193
     outstanding shares                                    57,064
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 120,616
     outstanding shares                                     1,667
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 19,268,068
     outstanding shares                                   205,254
Undistributed net investment income                           269
Accumulated net realized gain on investments               17,067
Net unrealized appreciation of investments                 13,764
                                                        ------------
NET ASSETS -- 100.0%                                    $ 345,991
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   12.45

Maximum sales charge of 5.25% (E)                            0.69
                                                        ------------
Offering price per share -- Class A                     $   13.14
                                                        ------------
Net asset value and offering price per
     share -- Class B (F)                               $   12.37
                                                        ------------
Net asset value and redemption price per
     share -- Class C (G)                               $   12.43

Maximum sales charge of 1.00% (H)                            0.13
                                                        ------------
Offering price per share -- Class C                     $   12.56
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   12.48
                                                        ------------
*Non-income producing security

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2000.

(B) Security is guaranteed by the United States of America.

(C) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value  $ 111,612
       Payable upon return of securities loaned             $(111,612)

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(F) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
CMO--Collateralized Mortgage Obligation
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GMAC--General Motors Acceptance Corporation
GNMA--Government National Mortgage Association
TIPS--Treasury Inflation Protection Security

The accompanying notes are an integral part of the financial statements.


(38      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 97.9%
BASIC MATERIALS -- 5.0%
Dow Chemical                                  62,400      $ 1,556
E.I. du Pont de Nemours                       84,500        3,501
Ecolab                                       169,900        6,127
Lyondell Chemical                            135,150        1,596
Weyerhaeuser                                  62,800        2,536
                                                        ------------
                                                           15,316
                                                        ------------
CAPITAL GOODS -- 6.9%
Caterpillar                                   42,750        1,443
Emerson Electric                              60,400        4,047
General Electric                             119,400        6,888
Honeywell International                       34,100        1,215
Ingersoll Rand                                43,600        1,477
Minnesota Mining & Manufacturing              53,000        4,830
Parker Hannifin                               44,900        1,515
                                                        ------------
                                                           21,415
                                                        ------------
COMMUNICATION SERVICES -- 6.3%
AT&T                                         141,900        4,168
Sprint                                        77,900        2,283
Verizon Communications                       203,300        9,847
Vodafone, ADR                                 83,400        3,086
                                                        ------------
                                                           19,384
                                                        ------------
CONSUMER CYCLICALS -- 3.7%
Ford Motor                                   127,616        3,230
Intimate Brands                              297,000        5,550
Omnicom Group                                 35,400        2,582
Visteon                                        9,558          145
                                                        ------------
                                                           11,507
                                                        ------------
CONSUMER STAPLES -- 7.1%
Colgate-Palmolive                             97,900        4,621
Kimberly Clark                                96,500        5,386
PepsiCo                                       98,900        4,549
Sara Lee                                     152,200        3,092
Time Warner                                   56,029        4,384
                                                        ------------
                                                           22,032
                                                        ------------
ENERGY -- 12.2%
BP Amoco, ADR                                177,496        9,407
Chevron                                       38,820        3,309
Exxon Mobil                                  158,624       14,137
Royal Dutch Petroleum, ADR                   179,200       10,741
                                                        ------------
                                                           37,594
                                                        ------------
FINANCIALS -- 21.5%
American Express                             109,000        6,622
Associates First Capital                     123,608        4,697
Bank of America                               75,824        3,971
Bank of New York                             137,700        7,720
Citigroup                                     65,466        3,539

EQUITY INCOME FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Fannie Mae                                    45,000      $ 3,218
Household International                       71,397        4,043
J.P. Morgan                                   23,120        3,777
John Hancock Financial Services*             341,200        9,170
Mellon Financial                             161,100        7,471
St. Paul Companies                            82,610        4,074
XL Capital, Cl A                              64,682        4,754
Zions Bancorp                                 68,600        3,508
                                                        ------------
                                                           66,564
                                                        ------------
HEALTH CARE -- 12.5%
American Home Products                       110,900        6,273
Baxter International                          63,000        5,028
Bristol-Myers Squibb                          62,700        3,582
Johnson & Johnson                             77,600        7,290
Merck                                         89,500        6,662
Pfizer                                       130,500        5,864
Schering Plough                               85,800        3,990
                                                        ------------
                                                           38,689
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.8%
Archstone Community Trust                     53,900        1,324
Crescent Real Estate Equities                101,700        2,269
Duke Realty Investments                      195,172        4,709
Equity Office Properties Trust                48,000        1,491
Equity Residential Properties Trust           26,600        1,277
Healthcare Realty Trust                      115,700        2,444
Kimco Realty                                  31,600        1,335
Manufactured Home Communities                122,550        3,064
Simon Property Group                         137,200        3,216
                                                        ------------
                                                           21,129
                                                        ------------
TECHNOLOGY -- 5.1%
Automatic Data Processing                    123,800        8,279
IBM                                           16,500        1,856
Intel                                         66,000        2,743
Motorola                                      97,200        2,746
                                                        ------------
                                                           15,624
                                                        ------------
TRANSPORTATION -- 1.6%
Knightsbridge Tankers Limited                176,500        3,861
United Parcel Service                         16,500          930
                                                        ------------
                                                            4,791
                                                        ------------
UTILITIES -- 9.2%
Consolidated Edison                           90,000        3,071
Enron                                         76,500        6,703
FPL Group                                     50,400        3,314
Reliant Energy                               157,500        7,324
Xcel Energy                                  292,600        8,047
                                                        ------------
                                                           28,459
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $177,327)                                      302,504
                                                        ------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      39)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                          SHARES/PAR (000)   VALUE (000)
--------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.9%
Tribune (PHONES)
     2.000%, 05/15/29                       $     24    $   2,820
                                                        ------------

TOTAL CONVERTIBLE BONDS
     (Cost $2,542)                                          2,820
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 1.2%
First American Prime Obligations Fund (A)  3,715,588        3,716
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $3,716)                                          3,716
                                                        ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $183,585)                                      309,040
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0% (B)                (120)
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 1,264,710
     outstanding shares                                  $ 19,340
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 638,372
     outstanding shares                                     8,775
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 154,259
     outstanding shares                                     2,568
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 16,823,372
     outstanding shares                                   121,820
Undistributed net investment income                           139
Accumulated net realized gain on investments               30,823
Net unrealized appreciation of investments                125,455
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 308,920
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   16.29

Maximum sales charge of 5.25% (C)                            0.90
                                                        ------------
Offering price per share -- Class A                     $   17.19
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   16.24
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                               $   16.28

Maximum sales charge of 1.00% (F)                            0.16
                                                        ------------
Offering price per share -- Class C                     $   16.44
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   16.37
                                                        ------------

EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------
* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value   $ 29,992
       Payable upon return of securities loaned              $(29,992)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
PHONES--Participation Hybrid Option Note Exchangeable Securities Equity Linked
        Debt Security Exchangeable At Holders Option For 95% of 1 America Online share.

The accompanying notes are an integral part of the financial statements.


(40      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

EQUITY INDEX FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 98.8%
BASIC MATERIALS -- 1.8%
Air Products & Chemicals                      31,800      $ 1,145
Alcan Aluminum, ADR                           30,400          880
Alcoa                                        119,618        3,028
Allegheny Teledyne                            11,538          209
Archer Daniels Midland                        88,410          763
Barrick Gold                                  54,700          834
Bemis                                          7,300          235
Bethlehem Steel*                              18,200           55
Boise Cascade                                  7,900          210
Dow Chemical                                  85,875        2,142
E.I. du Pont de Nemours                      141,010        5,843
Eastman Chemical                               9,693          358
Ecolab                                        18,000          649
Engelhard                                     17,400          283
FMC*                                           1,310           88
Freeport-McMoran Copper & Gold, Cl B          22,700          200
Georgia Pacific                               23,700          557
Great Lakes Chemical                           7,560          222
Hercules                                      14,700          208
Homestake Mining                              36,100          187
Inco                                          26,600          429
International Flavors & Fragrances            14,600          266
International Paper                           66,316        1,902
Louisiana Pacific                             14,800          136
Mead                                          14,200          332
Newmont Mining                                23,200          394
Nucor                                         11,612          350
Pactiv*                                       23,800          266
Phelps Dodge                                   8,526          356
Placer Dome Group                             45,100          426
Potlatch                                       4,000          126
PPG Industries                                23,250          923
Praxair                                       21,575          806
Rohm & Haas                                   30,168          877
Sigma Aldrich                                 13,059          431
Temple Inland                                  6,166          234
Union Carbide                                 18,250          689
USX-U.S. Steel Group                          12,300          187
Vulcan Materials                              13,686          550
W.R. Grace*                                   10,000           69
Westvaco                                      13,900          371
Weyerhaeuser                                  27,129        1,095
Willamette Industries                         15,500          434
Worthington Industries                        12,400          116
                                                        ------------
                                                           29,861
                                                        ------------
CAPITAL GOODS -- 8.4%
Allied Waste Industries*                      26,200          241
American Power Conversion*                    26,365          506
Avery Dennison                                14,293          663
B.F. Goodrich                                 13,761          539
Ball                                           4,200          133
Boeing                                       117,476        7,401
Briggs & Stratton                              1,943           73
Caterpillar                                   46,964        1,585
Cooper Industries                             13,100          462
Crane                                          9,100          208
Crown Cork & Seal                             17,900          191
Cummins Engine                                 5,376          161
Danaher                                       17,742          883

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Deere                                         32,149      $ 1,069
Dover                                         27,105        1,272
Eaton                                          6,000          370
Emerson Electric                              52,010        3,485
Fluor                                         10,500          315
General Dynamics                              23,599        1,482
General Electric                           1,313,177       75,754
Honeywell International                      108,021        3,848
Illinois Tool Works                           36,672        2,049
Ingersoll Rand                                19,729          668
ITT Industries                                12,200          396
Johnson Controls                               8,514          453
Lockheed Martin                               57,339        1,890
McDermott International                        8,300           91
Millipore                                      5,843          283
Minnesota Mining & Manufacturing              46,152        4,206
Molex                                         25,751        1,402
National Service Industries                    5,600          110
Navistar International*                        8,551          256
Northrop                                       7,388          671
Owens-Illinois*                               20,800          192
Paccar                                         8,652          321
Pall                                          17,200          343
Parker Hannifin                               15,376          519
Pitney Bowes                                  35,330        1,393
Rockwell International                        24,378          737
Sanmina*                                      19,611        1,836
Sealed Air*                                   10,831          490
Solectron*                                    79,973        3,689
Textron                                       14,974          691
Thermo Electron*                              23,650          615
Thomas & Betts                                 8,000          140
Timken                                         8,600          118
Tyco International                           222,419       11,538
United Technologies                           58,533        4,053
Waste Management                              85,900        1,498
                                                        ------------
                                                          141,289
                                                        ------------
COMMUNICATION SERVICES -- 6.3%
Alltel                                        39,046        2,038
AT&T                                         505,142       14,839
BellSouth                                    250,318       10,075
Centurytel                                    19,400          529
Global Crossing*                             117,852        3,653
Nextel Communications, Cl A*                 100,627        4,704
Qwest Communications*                        220,751       10,610
SBC Communications                           447,597       22,380
Sprint                                       119,223        3,495
Sprint (PCS Group)*                          123,664        4,336
Verizon Communications                       358,123       17,347
Worldcom*                                    384,337       11,674
                                                        ------------
                                                          105,680
                                                        ------------
CONSUMER CYCLICALS -- 6.9%
American Greetings, Cl A                       8,900          156
Armstrong Holdings                             5,600           67
Autozone*                                     19,200          436
Bed Bath & Beyond*                            38,622          942
Best Buy*                                     26,578        1,691
Black & Decker                                11,524          394
Brunswick                                     12,700          232
Carnival                                      85,424        2,104


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      41)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Cendant*                                      97,900      $ 1,065
Centex                                         8,200          263
Circuit City Stores                           27,940          643
Consolidated Stores*                          15,400          208
Convergys*                                    20,953          815
Cooper, Tire & Rubber                         10,500          106
Costco Wholesale*                             59,874        2,092
Dana                                          22,800          490
Delphi Automotive Systems                     78,300        1,184
Dillards, Cl A                                14,500          154
Dollar General                                45,875          768
Dow Jones                                     10,083          610
Dun & Bradstreet                              22,300          768
Federated Department Stores*                  29,100          760
Ford Motor                                   255,060        6,456
Gannett                                       33,007        1,749
Gap                                          115,786        2,330
General Motors                                67,240        4,371
Genuine Parts                                 24,700          471
Goodyear Tire & Rubber                        21,700          391
H & R Block                                   13,600          504
Harcourt General                               8,127          479
Harley-Davidson                               41,428        1,983
Harrah's Entertainment*                       17,800          490
Hasbro                                        24,400          279
Hilton Hotels                                 51,100          591
Home Depot                                   305,779       16,225
Ims Health                                    42,700          886
Interpublic Group                             38,900        1,325
J.C. Penney                                   36,100          426
Kaufman & Broad Home                           6,600          178
Kmart*                                        67,500          405
Knight-Ridder                                  9,228          469
Kohl's*                                       42,049        2,426
Leggett & Platt                               27,200          430
Limited                                       59,600        1,315
Liz Claiborne                                  7,336          282
Lowe's                                        49,355        2,215
Marriott International, Cl A                  32,707        1,192
Masco                                         62,000        1,155
Mattel                                        58,300          652
May Department Stores                         46,100          945
Maytag                                         9,856          306
McGraw-Hill                                   24,616        1,565
Meredith                                       7,100          209
New York Times, Cl A                          23,700          932
Nike, Cl B                                    36,136        1,448
Nordstrom                                     18,700          291
Office Depot*                                 45,600          356
Omnicom Group                                 21,318        1,555
Pulte                                          6,000          198
Radioshack                                    23,535        1,521
Reebok International*                          7,800          147
Russell                                        4,600           73
Sears Roebuck                                 47,491        1,540
Sherwin Williams                              23,000          492
Snap-On Tools                                  8,100          191
Springs Industries, Cl A                       2,500           70
Stanley Works                                 12,400          286

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Staples*                                      65,100      $   924
Target                                       120,986        3,100
Tiffany & Company                             19,404          748
TJX                                           43,000          968
Toys 'R' Us*                                  33,300          541
Tribune                                       42,202        1,841
TRW                                           15,219          618
V.F.                                          16,400          405
Visteon                                       21,652          327
Wal-Mart Stores                              588,716       28,332
Whirlpool                                      7,954          309
Young & Rubicam                                9,689          480
                                                        ------------
                                                          116,341
                                                        ------------
CONSUMER STAPLES -- 10.2%
Adolph Coors, Cl B                             4,227          267
Alberto-Culver, Cl B                           7,700          222
Albertson's                                   58,036        1,219
Anheuser Busch                               112,386        4,755
Avon Products                                 32,396        1,324
Bestfoods                                     35,183        2,560
Brown Forman, Cl B                             6,684          366
Campbell Soup                                 59,100        1,529
Cardinal Health                               35,118        3,097
Clear Channel Communications*                 77,151        4,359
Clorox                                        32,183        1,273
Coca-Cola                                    327,125       18,033
Coca-Cola Enterprises                         59,000          940
Colgate-Palmolive                             76,081        3,591
Comcast, Cl A*                               123,777        5,067
ConAgra                                       72,228        1,449
CVS                                           52,684        2,440
Darden Restaurants                            17,800          370
Deluxe                                        10,200          207
Fort James                                    28,734          878
Fortune Brands                                22,800          604
General Mills                                 40,771        1,447
Gillette                                     143,952        4,445
H.J. Heinz                                    48,032        1,780
Hershey Foods                                 18,492        1,001
Kellogg                                       56,200        1,359
Kimberly Clark                                68,888        3,845
Kroger*                                      115,700        2,610
Longs Drug Stores                              5,500          105
McDonald's                                   185,025        5,585
McKesson HBOC                                 39,100        1,195
Nabisco Group Holdings                        45,200        1,288
Newell Rubbermaid                             38,326          874
PepsiCo                                      196,230        9,027
Philip Morris                                307,381        9,049
Procter & Gamble                             170,747       11,440
Quaker Oats                                   14,616        1,156
R.R. Donnelley & Sons                         17,500          430
Ralston-Ralston Purina Group                  41,900          993
Safeway*                                      64,787        3,025
Sara Lee                                     125,628        2,552
Seagrams                                      56,026        3,218
Starbucks*                                    25,071        1,004
SUPERVALU                                     19,400          292

The accompanying notes are an integral part of the financial statements.


(42      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Sysco                                         45,800      $ 2,121
Time Warner                                  172,622       13,508
Tricon Global Restaurants*                    20,900          640
Tupperware                                     8,000          144
Unilever, ADR                                 75,914        3,663
UST                                           23,700          542
Viacom, Cl B*                                199,725       11,684
Walgreen                                     138,516        5,255
Walt Disney                                  283,296       10,836
Wendy's International                         16,600          333
William Wrigley Jr.                           11,014          825
Winn Dixie Stores                             20,300          292
                                                        ------------
                                                          172,113
                                                        ------------
ENERGY -- 5.7%
Amerada Hess                                   9,418          630
Anadarko Petroleum                            32,310        2,147
Apache                                        15,877          939
Ashland Oil                                    9,800          330
Baker Hughes                                  45,600        1,693
Burlington Resources                          30,200        1,112
Chevron                                       82,154        7,004
Conoco                                        86,800        2,338
Devon Energy                                  17,165        1,032
Exxon Mobil                                  458,759       40,887
Halliburton                                   61,300        3,000
Kerr-McGee                                    10,218          677
Occidental Petroleum                          51,000        1,112
Phillips Petroleum                            31,508        1,977
Rowan*                                        12,800          371
Royal Dutch Petroleum, ADR                   282,810       16,951
Schlumberger                                  74,080        6,098
Sunoco                                        12,500          337
Texaco                                        73,697        3,869
Tosco                                         20,000          624
Transocean Sedco Forex                        29,025        1,702
Unocal                                        33,600        1,191
USX-Marathon Group                            43,100        1,223
                                                        ------------
                                                           97,244
                                                        ------------
FINANCIALS -- 15.4%
AFLAC                                         35,107        2,249
Allstate                                     105,864        3,679
American Express                             177,420       10,778
American General                              30,003        2,340
American International Group                 304,209       29,109
Amsouth Bancorp                               54,200          678
Aon                                           35,600        1,397
Associates First Capital                      97,684        3,712
Bank of America                              214,051       11,211
Bank of New York                              99,850        5,598
Bank One                                     156,737        6,054
BB&T                                          53,594        1,615
Bear Stearns                                  13,753          866
C.I.T., Cl A                                  35,845          627
Capital One Financial                         25,552        1,790
Charles Schwab                               183,337        6,508
Charter One Financial                         30,261          738
Chase Manhattan                              172,253        7,956
Chubb                                         21,016        1,663
Cigna                                         18,479        1,929
Cincinnati Financial                          22,793          809
Citigroup                                    599,604       32,416

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Comerica                                      17,732      $ 1,036
Conseco                                       45,400          346
Countrywide Credit Industries                 15,700          593
Fannie Mae                                   131,308        9,389
FHLMC                                         92,798        5,017
Fifth Third Bancorp                           62,043        3,343
First Union                                  136,605        4,397
Firstar                                      135,900        3,041
Fleet Boston Financial                       123,181        4,804
Franklin Resources                            34,356        1,526
Golden West Financial                         19,890        1,067
Hartford Financial Services Group             28,802        2,101
Household International                       62,643        3,547
Huntington Bancshares                         34,870          512
J.P. Morgan                                   16,867        2,756
Jefferson-Pilot                               11,369          772
KeyCorp                                       62,000        1,569
Lehman Brothers Holdings                      15,216        2,248
Lincoln National                              25,257        1,215
Loew's                                         9,432          786
Marsh & McLennan                              33,920        4,503
MBIA                                          11,454          815
MBNA                                         115,356        4,441
Mellon Financial                              67,529        3,132
Merrill Lynch                                103,922        6,859
MGIC Investment                               13,657          835
Morgan Stanley Dean Witter                   147,874       13,521
National City                                 85,500        1,892
Northern Trust                                26,835        2,385
Old Kent Financial                            19,320          559
Paine Webber Group                            19,298        1,315
PNC Bank                                      34,727        2,257
Progressive                                    8,314          681
Providian Financial                           17,284        2,195
Regions Financial                             30,300          687
Safeco                                        18,000          491
SouthTrust                                    23,300          732
St. Paul Companies                            29,500        1,455
State Street                                  18,592        2,417
Stilwell Financial*                           29,704        1,292
Summit Bancorp                                24,200          835
Suntrust Banks                                35,785        1,783
Synovus Financial                             38,800          822
T. Rowe Price                                 16,600          779
Torchmark                                     18,200          506
U.S. Bancorp                                 104,500        2,377
Union Planters                                19,600          648
UnumProvident                                 33,300          907
USA Education                                 21,259        1,024
Wachovia                                      20,591        1,167
Washington Mutual                             76,505        3,046
Wells Fargo                                  219,321       10,075
                                                        ------------
                                                          260,220
                                                        ------------
HEALTH CARE -- 11.1%
Abbott Laboratories                          209,939        9,985
Aetna                                         17,565        1,020
Allergan                                      16,678        1,408
Alza, Cl A*                                   14,630        1,265
American Home Products                       174,132        9,849
Amgen*                                       135,754        9,479
Bausch & Lomb                                  6,865          267
Baxter International                          36,074        2,879


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      43)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Becton Dickinson                              34,900       $  923
Biogen*                                       19,080        1,164
Biomet                                        23,400          819
Boston Scientific*                            57,500          945
Bristol-Myers Squibb                         260,449       14,878
C.R. Bard                                      6,772          286
Eli Lilly                                    148,515       12,048
Guidant*                                      39,996        2,827
HCA                                           77,156        2,864
HEALTHSOUTH*                                  53,600          436
Humana*                                       23,200          249
Johnson & Johnson                            180,242       16,931
Mallinckrodt                                   9,014          411
Manor Care*                                   14,300          224
MedImmune*                                    27,584        2,131
Medtronic                                    159,957        8,288
Merck                                        302,979       22,553
Pfizer                                       844,117       37,933
Pharmacia                                    172,302       10,370
Quintiles Transnational*                      15,900          253
Schering Plough                              196,454        9,135
St. Jude Medical*                             11,529          588
Tenet Healthcare*                             43,300        1,575
United Healthcare                             20,111        1,986
Watson Pharmaceuticals*                       13,071          848
Wellpoint Health Networks*                     6,237          599
                                                        ------------
                                                          187,416
                                                        ------------
TECHNOLOGY -- 29.3%
Adaptec*                                      14,400          288
ADC Telecommunications*                       83,398        2,243
Adobe Systems                                 15,409        2,392
Advanced Micro Devices*                       41,520          981
Agilent Technologies*                         60,048        2,939
Altera*                                       53,808        2,569
America Online*                              305,739       16,433
Analog Devices*                               46,788        3,863
Andrew*                                       11,200          293
Apple Computer*                               43,138        1,111
Applied Materials*                           107,289        6,364
Autodesk                                       8,500          216
Automatic Data Processing                     82,676        5,529
BMC Software*                                 33,900          648
Broadcom, Cl A*                               29,133        7,101
Cabletron Systems*                            25,300          743
Ceridian*                                     20,100          564
Cisco Systems*                               939,371       51,900
Citrix Systems*                               24,900          500
Compaq Computer                              230,921        6,369
Computer Associates International             79,774        2,009
Computer Sciences*                            20,937        1,555
Compuware*                                    50,000          419
Comverse Technology*                          20,140        2,175
Conexant Systems*                             29,800        1,248
Corning                                       38,558       11,452
Dell Computer*                               344,734       10,622
Eastman Kodak                                 36,917        1,509
Electronic Data Systems                       61,509        2,553
EMC*                                         288,271       28,575
Equifax                                       19,600          528
PFPC                                          56,011        2,188

EQUITY INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Gateway*                                      42,293      $ 1,977
Hewlett Packard                              130,376       12,646
IBM                                          230,706       25,954
Intel                                        889,799       36,982
JDS Uniphase*                                123,864       11,728
KLA Tencor*                                   24,431        1,006
Lexmark International, Cl A*                  16,293          611
Linear Technology                             40,970        2,653
LSI Logic*                                    41,911        1,226
Lucent Technologies                          441,967       13,508
Maxim Integrated Products*                    36,894        2,968
Mercury Interactive*                          10,562        1,656
Micron Technology*                            74,596        3,431
Microsoft*                                   695,648       41,956
Motorola                                     292,667        8,268
National Semiconductor*                       23,866          961
NCR*                                          13,400          507
Network Appliance*                            41,260        5,255
Nortel Networks                              395,957       23,584
Novell*                                       45,300          450
Novellus Systems*                             17,693          824
Oracle Systems*                              372,994       29,373
Palm*                                         75,488        3,996
Parametric Technology*                        38,100          417
Paychex                                       50,763        2,665
PE Corp-PE Biosystems Group                   27,216        3,171
Peoplesoft*                                   37,200        1,039
Perkinelmer                                    5,980          624
Polaroid                                       6,200           83
QUALCOMM*                                     98,307        7,004
Raytheon, Cl B                                46,900        1,334
Sabre Holdings*                               17,964          520
Sapient*                                      15,830          644
Scientific-Atlanta                            21,060        1,340
Seagate Technology*                           30,076        2,075
Siebel Systems*                               54,042        6,016
Sun Microsystems*                            209,460       24,454
Tektronix                                      5,819          447
Tellabs*                                      53,887        2,573
Teradyne*                                     22,810          798
Texas Instruments                            229,551       10,832
Unisys*                                       43,100          485
Veritas Software*                             52,988        7,524
W.W. Grainger                                 12,900          339
Xerox                                         92,100        1,387
Xilinx*                                       43,172        3,697
Yahoo*                                        72,288        6,578
                                                        ------------
                                                          495,445
                                                        ------------
TRANSPORTATION -- 0.5%
AMR*                                          20,500          670
Burlington Northern Santa Fe                  62,397        1,345
CSX                                           30,300          661
Delta Air Lines                               14,941          663
FedEx*                                        39,704        1,760
Norfolk Southern                              53,000          775
Ryder System                                   8,200          151
Southwest Airlines                            69,900        1,695
U.S. Air Group*                                9,071          276
Union Pacific                                 33,573        1,305
                                                        ------------
                                                            9,301
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(44      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                          SHARES/PAR (000)   VALUE (000)
--------------------------------------------------------------------
UTILITIES -- 3.2%
AES*                                          60,233     $  4,126
Ameren                                        19,000          796
American Electric Power                       44,600        1,745
Cinergy                                       22,000          727
CMS Energy                                    16,100          434
Coastal                                       27,708        2,054
Columbia Gas Systems                           8,812          626
Consolidated Edison                           30,600        1,044
Constellation Energy                          20,700        1,030
CP&L Energy                                   22,100          921
Dominion Resources of Virginia                28,937        1,680
DTE Energy                                    20,100          769
Duke Power                                    45,181        3,874
Eastern Enterprises                            2,500          160
Edison International                          48,100          929
El Paso Energy                                30,731        1,894
Enron                                         97,182        8,516
Entergy                                       34,200        1,274
FirstEnergy                                   32,300          870
Florida Progress                              12,210          646
FPL Group                                     19,679        1,294
GPU                                           17,100          555
Keyspan                                       18,131          728
Niagara Mohawk Holdings*                      24,600          387
Nicor                                          6,500          235
ONEOK                                          4,300          171
PECO Energy                                   22,028        1,334
Peoples Energy                                 4,900          164
PG&E                                          53,200        1,287
Pinnacle West Capital                         11,800          600
PPL Corporation                               19,900          831
Public Service Enterprise Group               30,300        1,354
Reliant Energy                                41,000        1,907
Sempra Energy                                 28,300          589
Southern                                      93,300        3,026
Texas Utilities                               37,824        1,499
Unicom                                        23,189        1,303
Williams                                      60,279        2,547
Xcel Energy                                   46,300        1,273
                                                        ------------
                                                           55,199
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $950,734)                                    1,670,109
                                                        ------------

U.S. TREASURY OBLIGATIONS -- 0.2%
U. S. Treasury Bill
     6.11%, 12/14/00 (A)                   $   3,500        3,457
                                                        ------------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $3,457)                                          3,457
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 1.2%
First American Prime Obligations Fund (B) 19,860,687       19,861
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $19,861)                                        19,861
                                                        ------------

TOTAL INVESTMENTS -- 100.2%
     (Cost $974,052)                                    1,693,427
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%) (C)            (3,258)
                                                        ------------

EQUITY INDEX FUND (CONCLUDED)

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 4,835,354
     outstanding shares                                 $ 108,895
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 4,405,356
     outstanding shares                                    98,080
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 1,258,657
     outstanding shares                                    33,864
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 50,475,118
     outstanding shares                                   699,227
Undistributed net investment income                           335
Accumulated net realized gain on investments               30,774
Net unrealized appreciation of investments and
     open futures contracts                               718,994
                                                       -------------
TOTAL NET ASSETS -- 100.0%                             $1,690,169
                                                       -------------
Net asset value and redemption price per
     share -- Class A                                  $    27.75

Maximum sales charge of 5.25% (D)                            1.54
                                                       -------------
Offering price per share -- Class A                    $    29.29
                                                       -------------
Net asset value and offering price per
     share -- Class B (E)                              $    27.49
                                                       -------------
Net asset value and redemption price per
     share -- Class C (F)                              $    27.66

Maximum sales charge of 1.00% (G)                            0.28
                                                       -------------
Offering price per share-- Class C                     $    27.94
                                                       -------------
Net asset value, offering price, and redemption
     price per share-- Class Y                         $    27.74
                                                       -------------

*Non-income producing security

(A) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase.

(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value  $ 326,708
       Payable upon return of securities loaned             $(326,708)

(D) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(E) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      45)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

LARGE CAP GROWTH FUND

DESCRIPTION                                    SHARES    VALUE (000)
---------------------------------------------------------------------
COMMON STOCKS -- 98.2%
BASIC MATERIALS -- 1.3%
Ecolab                                        478,605     $ 17,260
                                                        -------------
CAPITAL GOODS -- 4.4%
General Electric                            1,036,750       59,807
                                                        -------------
COMMUNICATION SERVICES -- 5.2%
AT&T Wireless*                                407,000        8,496
Nextel Communications, Cl A*                  638,000       29,826
Nextlink Communications, Cl A*                656,090       23,086
Vodafone, ADR                                 262,085        9,697
                                                        -------------
                                                            71,105
                                                        -------------
CONSUMER CYCLICALS -- 8.2%
Best Buy*                                     396,600       25,234
Home Depot                                    355,297       18,853
Kohls*                                        175,225       10,108
Omnicom Group                                 230,250       16,794
Wal-Mart Stores                               880,860       42,391
                                                        -------------
                                                           113,380
                                                        -------------
CONSUMER STAPLES -- 3.9%
Cox Communications*                           328,650       12,571
Walgreen                                    1,084,080       41,127
                                                        -------------
                                                            53,698
                                                        -------------
ENERGY -- 4.8%
Nabors Industries*                            281,100       14,730
Schlumberger                                  334,625       27,544
Transocean Sedco Forex                        412,990       24,212
                                                        -------------
                                                            66,486
                                                        -------------
FINANCIALS -- 7.3%
American Express                              359,965       21,868
American International Group                  172,630       16,519
Bank of New York                              288,400       16,168
Charles Schwab                                407,250       14,457
Citigroup                                     279,066       15,087
Morgan Stanley Dean Witter                    182,900       16,724
                                                        -------------
                                                           100,823
                                                        -------------
HEALTH CARE -- 15.0%
Amgen*                                        218,790       15,278
Bristol-Myers Squibb                          223,110       12,745
Genentech*                                    132,080       24,526
Guidant*                                      493,345       34,873
Johnson & Johnson                             274,455       25,782
Medtronic                                     536,970       27,822
Merck                                         334,900       24,929
Pfizer                                        753,150       33,845
Protein Design Laboratories*                   55,190        6,650
                                                        -------------
                                                           206,450
                                                        -------------

LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                    SHARES    VALUE (000)
---------------------------------------------------------------------
TECHNOLOGY -- 39.4%
America Online*                               412,960     $ 22,197
Applied Materials*                            129,400        7,675
Automatic Data Processing                     232,500       15,548
Broadcom, Cl A*                                91,420       22,284
Broadvision*                                  215,300        5,530
Brocade Communications Systems*               105,110       24,806
Cisco Systems*                                875,428       48,367
Corning                                        47,730       14,176
Dell Computer*                                351,600       10,834
EMC*                                          510,560       50,609
Intel                                         724,580       30,115
JDS Uniphase*                                 189,100       17,905
Lucent Technologies                           410,547       12,547
Microsoft*                                    543,140       32,758
Motorola                                      411,525       11,626
Nokia, ADR                                    484,320       19,282
Nortel Networks                               409,110       24,368
Oracle Systems*                               595,400       46,888
PE Corp-PE Biosystems Group                   109,620       12,771
PMC-Sierra*                                    89,250       19,211
Siebel Systems*                                72,540        8,075
Sun Microsystems*                             235,860       27,537
Texas Instruments                             232,530       10,972
VeriSign*                                     107,850       21,846
Veritas Software*                             169,550       24,076
                                                        -------------
                                                           542,003
                                                        -------------
TRANSPORTATION -- 2.3%
Southwest Airlines                            741,772       17,988
United Parcel Service                         234,900       13,242
                                                        -------------
                                                            31,230
                                                        -------------
UTILITIES -- 6.4%
AES*                                          457,050       31,308
Enron                                         649,130       56,880
                                                        -------------
                                                            88,188
                                                        -------------

TOTAL COMMON STOCKS
     (Cost $829,348)                                     1,350,430
                                                        -------------

RELATED PARTY MONEY MARKET FUND -- 1.9%
First American Prime Obligations Fund (A)  26,073,585       26,074
                                                        -------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $26,074)                                         26,074
                                                        -------------

TOTAL INVESTMENTS -- 100.1%
     (Cost $855,422)                                     1,376,504
                                                        -------------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%) (B)             (2,016)
                                                        -------------

The accompanying notes are an integral part of the financial statements.


(46      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                              VALUE (000)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 9,675,725
     outstanding shares                                  $ 104,780
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 1,732,837
     outstanding shares                                     29,805
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 823,587
     outstanding shares                                     17,732
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 51,189,710
     outstanding shares                                    570,142
Accumulated net realized gain on investments               130,947
Net unrealized appreciation of investments                 521,082
                                                        -------------
TOTAL NET ASSETS -- 100.0%                              $1,374,488
                                                        -------------
Net asset value and redemption price per
     share -- Class A                                   $    21.55

Maximum sales charge of 5.25% (C)                             1.19
                                                        -------------
Offering price per share -- Class A                     $    22.74
                                                        -------------
Net asset value and offering price per
     share -- Class B (D)                               $    20.93
                                                        -------------
Net asset value and redemption price per
     share -- Class C (E)                               $    21.30

Maximum sales charge of 1.00% (F)                             0.22
                                                        -------------
Offering price per share -- Class C                     $    21.52
                                                        -------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $    21.73
                                                        -------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than 5% of total net assets include the following (000):

       Collateral received for securities loaned, at value  $ 384,325\
       Payable upon return of securities loaned             $(384,325)

(C) The offering price is calculated by dividing the net assets value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net assets value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
CI--Class

LARGE CAP VALUE FUND

DESCRIPTION                                    SHARES    VALUE (000)
---------------------------------------------------------------------
COMMON STOCKS -- 97.7%
BASIC MATERIALS -- 6.5%
Alcoa                                         958,800     $ 24,270
Dow Chemical                                1,269,600       31,661
International Paper                           747,400       21,441
Praxair                                       329,700       12,323
                                                        -------------
                                                            89,695
                                                        -------------
CAPITAL GOODS -- 5.6%
Caterpillar                                   381,800       12,886
Honeywell International                       778,700       27,741
Minnesota Mining & Manufacturing              409,900       37,352
                                                        -------------
                                                            77,979
                                                        -------------
COMMUNICATION SERVICES -- 6.8%
SBC Communications                            628,226       31,411
Verizon Communications                        784,012       37,976
Worldcom*                                     793,600       24,106
                                                        -------------
                                                            93,493
                                                        -------------
CONSUMER CYCLICALS -- 5.5%
Federated Department Stores*                  748,800       19,562
Ford Motor                                    510,091       12,912
General Motors                                221,800       14,417
Masco                                         751,100       13,989
Nike, Cl B                                    373,100       14,947
                                                        -------------
                                                            75,827
                                                        -------------
CONSUMER STAPLES -- 9.5%
Albertson's                                   984,100       20,666
General Mills                                 635,200       22,550
Kimberly Clark                                492,300       27,476
McDonald's                                    725,800       21,910
Procter & Gamble                              270,400       18,117
Walt Disney                                   538,100       20,582
                                                        -------------
                                                           131,301
                                                        -------------
ENERGY -- 12.6%
Exxon Mobil                                   588,300       52,432
Halliburton                                   790,100       38,665
Royal Dutch Petroleum, ADR                    653,200       39,151
Schlumberger                                  130,700       10,758
Texaco                                        405,900       21,310
Transocean Sedco Forex                        188,100       11,027
                                                        -------------
                                                           173,343
                                                        -------------
FINANCIALS -- 29.0%
Allstate                                    1,035,200       35,973
American Express                              481,600       29,257
American International Group                  350,400       33,529
Associates First Capital                      553,500       21,033
Bank of America                               592,800       31,048
Bank One                                      722,500       27,907
Chase Manhattan                               704,000       32,516


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      47)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                    SHARES    VALUE (000)
---------------------------------------------------------------------
Citigroup                                     732,266     $ 39,588
Fannie Mae                                    629,800       45,031
Fleet Boston Financial                        843,401       32,893
Mellon Financial                              636,500       29,518
Morgan Stanley Dean Witter                    133,900       12,243
Wells Fargo                                   665,000       30,548
                                                        -------------
                                                           401,084
                                                        -------------
HEALTH CARE -- 5.4%
American Home Products                        292,700       16,556
Bristol-Myers Squibb                          554,400       31,670
Pharmacia                                     440,391       26,506
                                                        -------------
                                                            74,732
                                                        -------------
TECHNOLOGY -- 11.1%
BMC Software*                                 400,000        7,650
Compaq Computer                               839,000       23,140
Computer Associates International             573,500       14,445
Electronic Data Systems                       649,100       26,938
PFPC                                          535,500       20,918
Hewlett Packard                               195,600       18,973
IBM                                           177,256       19,941
Motorola                                      763,700       21,574
                                                        -------------
                                                           153,579
                                                        -------------
TRANSPORTATION -- 1.5%
Delta Air Lines                               455,400       20,208
                                                        -------------
UTILITIES -- 4.2%
Duke Power                                    299,100       25,648
Edison International                          682,300       13,177
Public Service Enterprise Group               433,400       19,368
                                                        -------------
                                                            58,193
                                                        -------------

TOTAL COMMON STOCKS
     (Cost $1,264,879)                                   1,349,434
                                                        -------------

RELATED PARTY MONEY MARKET FUND -- 2.5%
First American Prime Obligations Fund (A)  34,137,629       34,138
                                                        -------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $34,138)                                         34,138
                                                        -------------

TOTAL INVESTMENTS -- 100.2%
     (Cost $1,299,017)                                   1,383,572
                                                        -------------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%) (B)             (2,426)
                                                        -------------

LARGE CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                              VALUE (000)
---------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 6,710,139
     outstanding shares                                  $ 110,751
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 2,447,008
     outstanding shares                                     56,007
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 319,420
     outstanding shares                                      6,879
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 57,499,446
     outstanding shares                                  1,005,847
Undistributed net investment income                            383
Accumulated net realized gain on investments               116,724
Net unrealized appreciation of investments                  84,555
                                                        -------------
TOTAL NET ASSETS -- 100.0%                              $1,381,146
                                                        -------------
Net asset value and redemption price per
     share -- Class A                                   $    20.59

Maximum sales charge of 5.25% (C)                             1.14
                                                        -------------
Offering price per share -- Class A                     $    21.73
                                                        -------------
Net asset value and offering price per
     share -- Class B (D)                               $    20.30
                                                        -------------
Net asset value and redemption price per
     share -- Class C (E)                               $    20.51

Maximum sales charge of 1.00% (F)                             0.21
                                                        -------------
Offering price per share -- Class C                     $    20.72
                                                        -------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $    20.64
                                                        -------------

*Non-income producing security

(A) This money market fund is advised by U.S Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

         Collateral received for securities loaned, at value  $ 159,814
         Payable upon return of securities loaned             $(159,814)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class

The accompanying notes are an integral part of the financial statements.


(48      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                 (This page has been left blank intentionally.)

STATEMENTS OF OPERATIONS for the year ended September 30, 2000 in thousands


                                                          BALANCED   EQUITY INCOME    EQUITY INDEX
                                                              FUND            FUND            FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                $   12,792+       $    736+       $  1,212+
Dividends                                                    3,263           8,474          19,101
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                     16,055           9,210          20,313
===================================================================================================
EXPENSES:
Investment advisory fees                                     2,877           2,354          11,687
Less: Waiver of investment advisory fees                      (508)           (478)         (8,967)
Administrator fees                                             447             366           1,816
Transfer agent fees                                            276             113             481
Custodian fees                                                 123             101             501
Directors' fees                                                  7               5              26
Registration fees                                               19              14              74
Professional fees                                               10               8              40
Printing                                                        27              22             110
Distribution fees - Class A                                    153              50             330
Distribution fees - Class B                                    545             108           1,182
Distribution fees - Class C                                     15              23             283
Other                                                            9              17              79
---------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                           4,000           2,703           7,642
===================================================================================================
Investment income (loss) - net                              12,055           6,507          12,671
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS/(LOSSES)
ON INVESTMENTS - NET:
Net realized gain on investments                            19,385          30,881          33,504
Net realized loss on futures contracts                          --              --          (1,336)
Net change in unrealized appreciation or depreciation
 of investments                                            (14,819)         (1,467)        134,082
Net change in unrealized appreciation or depreciation
 of futures contracts                                           --              --            (254)
---------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                      4,566          29,414         165,996
===================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                              $   16,621        $ 35,921        $178,667
===================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.


The accompanying notes are an integral part of the financial statements.

(50      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

  LARGE CAP        LARGE CAP
GROWTH FUND       VALUE FUND
-----------------------------

   $  2,014+      $    2,676+
      5,586           25,096
-----------------------------
      7,600           27,772
=============================

      8,886           10,257
     (1,073)          (1,557)
      1,380            1,594
        337              703
        381              440
         20               23
         55               59
         31               35
         84               97
        498              393
        305              559
         43               26
         60               70
-----------------------------
     11,007           12,699
=============================
     (3,407)          15,073
-----------------------------


    134,538          118,158
         --               --

    136,297         (101,122)

         --               --
-----------------------------
    270,835           17,036
=============================

   $267,428       $   32,109
=============================


FIRST AMERICAN FUNDS ANNUAL REPORT 2000      51)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                       BALANCED                    EQUITY                    EQUITY
                                                                           FUND               INCOME FUND                INDEX FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                           10/1/99      10/1/98      10/1/99      10/1/98      10/1/99      10/1/98
                                                                to           to           to           to           to           to
                                                           9/30/00      9/30/99      9/30/00      9/30/99      9/30/00      9/30/99
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                          $   12,055   $   15,560   $    6,507   $    9,432   $   12,671   $   14,804
Net realized gain on investments                            19,385       51,628       30,881       26,002       33,504       30,503
Net realized gain (loss) on futures contracts                   --           --           --           --       (1,336)      10,534
Net change in unrealized appreciation/depreciation
 of investments                                            (14,819)      (1,078)      (1,467)       2,697      134,082      256,876
Net change in unrealized appreciation/depreciation
 of futures contracts                                           --           --           --           --         (254)          68
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations        16,621       66,110       35,921       38,131      178,667      312,785
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                   (1,742)      (2,106)        (355)        (334)        (797)        (758)
  Class B                                                   (1,177)      (1,271)        (122)        (162)         (57)        (193)
  Class C                                                      (31)          (9)         (27)          (9)         (16)         (16)
  Class Y                                                   (9,131)     (12,245)      (6,079)      (9,143)     (11,786)     (13,914)
Net realized gain on investments:
  Class A                                                   (6,336)      (8,756)      (1,377)        (662)      (3,056)      (1,099)
  Class B                                                   (5,610)      (6,690)        (762)        (506)     (32,195)        (996)
  Class C                                                     (139)          --         (129)          --       (2,748)          --
  Class Y                                                  (30,348)     (51,648)     (23,576)     (20,399)        (520)     (21,802)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        (54,514)     (82,725)     (32,427)     (31,215)     (51,175)     (38,778)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                        9,966       14,035        7,332       12,345       51,652       73,519
  Reinvestment of distributions                              7,969       10,398        1,307          748        3,719        1,766
  Payments for redemptions                                 (27,434)     (30,490)      (7,386)      (4,820)     (41,677)     (22,600)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                               (9,499)      (6,057)       1,253        8,273       13,694       52,685
------------------------------------------------------------------------------------------------------------------------------------
Class B
  Proceeds from sales                                        3,627        7,363        1,911        3,746       31,361       51,649
  Reinvestment of distributions                              6,629        7,765          838          628        2,741        1,165
  Payments for redemptions                                 (16,467)     (11,704)      (3,457)      (2,006)     (20,677)      (8,302)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
 transactions                                               (6,211)       3,424         (708)       2,368       13,425       44,512
------------------------------------------------------------------------------------------------------------------------------------
Class C
  Proceeds from sales                                          711        1,431        1,201        1,825       21,485       18,007
  Reinvestment of distributions                                169            9          150            8          519           15
  Payment for redemptions                                     (652)          (1)        (605)         (11)      (5,551)        (611)
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions               228        1,439          746        1,822       16,453       17,411
------------------------------------------------------------------------------------------------------------------------------------
Class Y
  Proceeds from sales                                       78,638       96,438       31,895       58,353      487,404      451,693
  Shares issued in connection with the acquisition
   of Piper Common Trust Fund Assets                            --           --           --           --           --           --
  Shares issued in connection with the acquisition of
   Santa Monica Common Trust Fund Assets                        --           --           --           --           --           --
  Reinvestment of distributions                             37,847       60,180        3,772        3,371       37,337       32,110
  Payments for redemptions                                (199,112)    (249,834)    (113,948)     (77,863)    (438,062)    (526,652)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                              (82,627)     (93,216)     (78,281)     (16,139)      86,679      (42,849)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                              (98,109)     (94,410)     (76,990)      (3,676)     130,251       71,759
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (136,002)    (111,025)     (73,496)       3,240      257,743      345,766
NET ASSETS AT BEGINNING OF PERIOD                          481,993      593,018      382,416      379,176    1,432,426    1,086,660
====================================================================================================================================
NET ASSETS AT END OF PERIOD (2)                         $  345,991   $  481,993   $  308,920   $  382,416   $1,690,169   $1,432,426
====================================================================================================================================


The accompanying notes are an integral part of the financial statements.

(52      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                  LARGE CAP                        LARGE CAP
                GROWTH FUND                       VALUE FUND
-------------------------------------------------------------
     10/1/99        10/1/98        10/1/99           10/1/98
          to             to             to                to
     9/30/00        9/30/99        9/30/00           9/30/99
-------------------------------------------------------------

  $   (3,407)    $    1,357      $  15,073         $  16,531
     134,538        156,209        118,158           207,906
          --             --             --                --

     136,297        129,481       (101,122)           93,721

          --             --             --                --
-------------------------------------------------------------
     267,428        287,047         32,109           318,158
-------------------------------------------------------------


          --           (282)        (1,273)           (1,621)
          --             --           (145)             (186)
          --             --             (9)               (1)
          --         (2,625)       (13,263)          (15,248)

     (25,025)       (16,050)       (20,882)          (27,729)
      (3,205)        (1,316)        (7,299)           (9,199)
        (192)            --           (187)               --
    (130,098)       (77,627)      (156,215)         (202,092)    (1)See note 4 in the notes to the
-------------------------------------------------------------       financial statements for
    (158,520)       (97,900)      (199,273)         (256,076)       additional information.
-------------------------------------------------------------
                                                                 (2)Includes undistributed net
                                                                    investment income (000) of $269
      48,259         54,798         32,480            31,078        and $295 for Balanced Fund, $139
      23,087         15,252         20,538            24,964        and $198 for Equity Income Fund,
     (47,999)       (74,400)       (71,108)          (56,697)       $335 and $320 for Equity Index
-------------------------------------------------------------       Fund, and $0 and $0 for Large
                                                                    Cap Growth Fund, and $383 and $0
      23,347         (4,350)       (18,090)             (655)       for Large Cap Value Fund, at
-------------------------------------------------------------       September 30, 2000, and
                                                                    September 30, 1999,
      17,153          6,268          4,965             5,587        respectively.
       3,127          1,295          7,337             9,240
      (5,162)        (2,449)       (16,836)          (11,602)
-------------------------------------------------------------

      15,118          5,114         (4,534)            3,225
-------------------------------------------------------------

      16,991            988          5,590             1,504
         192             --            190                 1
        (420)           (19)          (399)               (7)
-------------------------------------------------------------
      16,763            969          5,381             1,498
-------------------------------------------------------------

     282,229        177,975        354,191           298,298

          --          9,808             --                --

      10,581             --             --                --
      43,249         21,807        101,147           121,404
    (168,652)      (189,793)      (473,352)         (382,918)
-------------------------------------------------------------

     167,407         19,797        (18,014)           36,784
-------------------------------------------------------------

     222,635         21,530        (35,257)           40,852
-------------------------------------------------------------
     331,543        210,677       (202,421)          102,934
   1,042,945        832,268      1,583,567         1,480,633
=============================================================
  $1,374,488     $1,042,945     $1,381,146        $1,583,567
=============================================================


FIRST AMERICAN FUNDS ANNUAL REPORT 2000      53)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                         REALIZED AND
                NET ASSET                  UNREALIZED     DIVIDENDS
                    VALUE          NET       GAINS OR      FROM NET   DISTRIBUTIONS
                BEGINNING   INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                OF PERIOD       INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
------------------------------------------------------------------------------------
BALANCED FUND
Class A
 2000           $  13.46      $  0.36        $  0.24       $ (0.36)       $ (1.25)
 1999              13.98         0.38           1.07         (0.38)         (1.59)
 1998              15.41         0.40          (0.30)        (0.41)         (1.12)
 1997              13.14         0.39           2.85         (0.39)         (0.58)
 1996              12.12         0.39           1.43         (0.39)         (0.41)
Class B
 2000           $  13.40      $  0.27        $  0.22       $ (0.27)       $ (1.25)
 1999              13.93         0.28           1.06         (0.28)         (1.59)
 1998              15.36         0.30          (0.31)        (0.30)         (1.12)
 1997              13.10         0.29           2.84         (0.29)         (0.58)
 1996              12.09         0.31           1.42         (0.31)         (0.41)
Class C
 2000           $  13.45      $  0.28        $  0.22       $ (0.27)       $ (1.25)
 1999(1)           13.69      $  0.23          (0.25)        (0.22)            --
Class Y
 2000           $  13.50      $  0.39        $  0.23       $ (0.39)       $ (1.25)
 1999              14.01         0.41           1.08         (0.41)         (1.59)
 1998              15.43         0.44          (0.30)        (0.44)         (1.12)
 1997              13.15         0.42           2.86         (0.42)         (0.58)
 1996              12.13         0.42           1.43         (0.42)         (0.41)
------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class A
 2000           $  15.94      $  0.28        $  1.45       $ (0.28)       $ (1.10)
 1999              15.70         0.36           1.15         (0.37)         (0.90)
 1998              15.69         0.41           0.86         (0.41)         (0.85)
 1997              12.65         0.40           3.40         (0.41)         (0.35)
 1996              11.24         0.39           1.42         (0.39)         (0.01)
Class B
 2000           $  15.90      $  0.18        $  1.44       $ (0.18)       $ (1.10)
 1999              15.65         0.24           1.16         (0.25)         (0.90)
 1998              15.62         0.30           0.87         (0.29)         (0.85)
 1997              12.61         0.29           3.37         (0.30)         (0.35)
 1996              11.20         0.31           1.42         (0.31)         (0.01)
Class C
 2000           $  15.93      $  0.19        $  1.44       $ (0.18)       $ (1.10)
 1999(1)           16.62         0.21          (0.70)        (0.20)            --
Class Y
 2000           $  16.00      $  0.32        $  1.47       $ (0.32)       $ (1.10)
 1999              15.74         0.40           1.17         (0.41)         (0.90)
 1998              15.70         0.46           0.88         (0.45)         (0.85)
 1997              12.66         0.43           3.40         (0.44)         (0.35)
 1996              11.24         0.42           1.43         (0.42)         (0.01)
------------------------------------------------------------------------------------
EQUITY INDEX FUND
Class A
 2000           $  25.52      $  0.17        $  2.91       $ (0.17)       $ (0.68)
 1999              20.61         0.21           5.36         (0.22)         (0.44)
 1998              20.76         0.24           1.39         (0.24)         (1.54)
 1997              15.49         0.12           5.70         (0.12)         (0.43)
 1996              13.35         0.27           2.32         (0.27)         (0.18)
Class B
 2000           $  25.34      $  0.00        $  2.84       $ (0.01)       $ (0.68)
 1999              20.49         0.05           5.30         (0.06)         (0.44)
 1998              20.67         0.09           1.36         (0.09)         (1.54)
 1997              15.43         0.12           5.67         (0.12)         (0.43)
 1996              13.30         0.17           2.31         (0.17)         (0.18)
Class C
 2000           $  25.48      $  0.00        $  2.88       $ (0.02)       $ (0.68)
 1999(1)           25.35         0.06           0.13         (0.06)            --
Class Y
 2000           $  25.51      $  0.23        $  2.91       $ (0.23)       $ (0.68)
 1999              20.60         0.28           5.35         (0.28)         (0.44)
 1998              20.74         0.29           1.40         (0.29)         (1.54)
 1997              15.47         0.29           5.70         (0.29)         (0.43)
 1996              13.34         0.31           2.31         (0.31)         (0.18)
------------------------------------------------------------------------------------

  +Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(54      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                             RATIO OF       RATIO OF NET
                                                          RATIO OF NET    EXPENSES TO  INVESTMENT INCOME
  NET ASSET                                    RATIO OF     INVESTMENT        AVERAGE         TO AVERAGE
      VALUE                    NET ASSETS   EXPENSES TO      INCOME TO     NET ASSETS         NET ASSETS    PORTFOLIO
     END OF         TOTAL          END OF       AVERAGE        AVERAGE     (EXCLUDING         (EXCLUDING     TURNOVER
     PERIOD    RETURN (A)    PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)           WAIVERS)         RATE
----------------------------------------------------------------------------------------------------------------------


  $  12.45          4.50%     $   54,605         1.05%           2.86%          1.17%             2.74%            65%
     13.46         10.75          69,753         1.05            2.69           1.16              2.58             77
     13.98          0.72          78,269         1.05            2.82           1.15              2.72            103
     15.41         25.80          32,309         1.05            2.74           1.13              2.66             84
     13.14         15.61          20,927         1.05            3.05           1.14              2.96             73

  $  12.37          3.59%     $   49,457         1.80%           2.11%          1.92%             1.99%            65%
     13.40          9.94          60,623         1.80            1.94           1.91              1.83             77
     13.93         (0.02)         59,323         1.80            2.02           1.90              1.92            103
     15.36         24.93          43,707         1.80            1.99           1.88              1.91             84
     13.10         14.78          15,542         1.80            2.32           1.89              2.23             73

  $  12.43          3.65%     $    1,499         1.80%           2.11%          1.92%             1.99%            65%
     13.45         (0.21)+         1,388         1.81            2.05           1.91              1.95             77

  $  12.48          4.67%     $  240,430         0.80%           3.11%          0.92%             2.99%            65%
     13.50         11.07         350,229         0.80            2.93           0.91              2.82             77
     14.01          1.03         455,426         0.80            3.01           0.90              2.91            103
     15.43         26.17         418,087         0.80            2.99           0.88              2.91             84
     13.15         15.89         332,786         0.80            3.31           0.89              3.22             73
----------------------------------------------------------------------------------------------------------------------


  $  16.29         11.11%     $   20,607         1.00%           1.69%          1.14%             1.55%            36%
     15.94          9.74          18,970         1.00            2.01           1.13              1.88             35
     15.70          8.38          11,018         1.00            2.58           1.12              2.46             14
     15.69         31.16           7,276         1.00            2.96           1.17              2.79             39
     12.65         16.41           2,581         1.00            3.25           1.20              3.05             23

  $  16.24         10.35%     $   10,366         1.75%           0.95%          1.89%             0.81%            36%
     15.90          9.10          10,971         1.75            1.34           1.88              1.21             35
     15.65          7.77           8,570         1.75            1.81           1.87              1.69             14
     15.62         30.06           6,619         1.75            2.19           1.92              2.02             39
     12.61         15.66           3,770         1.75            2.49           1.95              2.29             23

  $  16.28         10.41%     $    2,511         1.75%           0.88%          1.89%             0.74%            36%
     15.93         (3.02)+         1,700         1.76            0.65           1.88              0.53             35

  $  16.37         11.46%     $  275,436         0.75%           1.99%          0.89%             1.85%            36%
     16.00         10.10         350,775         0.75            2.38           0.88              2.25             35
     15.74          8.85         359,588         0.75            2.81           0.87              2.69             14
     15.70         31.45         369,919         0.75            3.12           0.92              2.95             39
     12.66         16.79          64,590         0.75            3.50           0.95              3.30             23
----------------------------------------------------------------------------------------------------------------------


  $  27.75         12.11%     $  134,180         0.60%           0.62%          1.14%             0.08%            16%
     25.52         27.30         110,439         0.60            0.85           1.14              0.31              7
     20.61          8.50          46,010         0.60            1.11           1.13              0.58             14
     20.76         39.47          15,977         0.60            1.36           1.13              0.83              8
     15.49         19.75           6,221         0.60            1.87           1.15              1.32             10

  $  27.49         11.25%     $  121,092         1.35%          (0.13)%         1.89%            (0.67)%           16%
     25.34         26.38          99,054         1.35            0.10           1.89             (0.44)             7
     20.49          7.66          44,122         1.35            0.37           1.88             (0.16)            14
     20.67         38.45          23,733         1.35            0.61           1.88              0.08              8
     15.43         18.95           8,252         1.35            1.11           1.90              0.56             10

  $  27.66         11.32%     $   34,811         1.35%          (0.13)%         1.89%            (0.67)%           16%
     25.48          0.76+         16,861         1.35            0.07           1.89             (0.47)             7

  $  27.74         12.38%     $1,400,086         0.35%           0.87%          0.89%             0.33%            16%
     25.51         27.61       1,206,072         0.35            1.11           0.89              0.57              7
     20.60          8.82         996,528         0.35            1.36           0.88              0.83             14
     20.74         39.85         557,258         0.35            1.62           0.88              1.09              8
     15.47         19.98         348,539         0.35            2.14           0.90              1.59             10
----------------------------------------------------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      55)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                            REALIZED AND
                NET ASSET                     UNREALIZED     DIVIDENDS
                    VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
Class A
 2000           $  19.75        $ (0.09)        $  4.87       $    --        $ (2.98)
 1999              16.25           0.02            5.39         (0.03)         (1.88)
 1998              17.63           0.09           (0.02)        (0.09)         (1.36)
 1997              13.63           0.09            4.28         (0.10)         (0.27)
 1996              11.75           0.15            1.88         (0.15)            --
Class B
 2000           $  19.38        $ (0.22)        $  4.75       $    --        $ (2.98)
 1999              16.06           0.07            5.13            --          (1.88)
 1998              17.47           0.03           (0.05)        (0.03)         (1.36)
 1997              13.57           0.01            4.18         (0.02)         (0.27)
 1996              11.73           0.08            1.84         (0.08)            --
Class C
 2000           $  19.67        $ (0.09)        $  4.70       $    --        $ (2.98)
 1999(1)           18.56           0.01            1.11         (0.01)            --
Class Y
 2000           $  19.84        $ (0.04)        $  4.91       $    --        $ (2.98)
 1999              16.30           0.02            5.46         (0.06)         (1.88)
 1998              17.64           0.13            0.02         (0.13)         (1.36)
 1997              13.66           0.12            4.26         (0.13)         (0.27)
 1996              11.78           0.18            1.88         (0.18)            --
---------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
 2000           $  23.12        $  0.17         $  0.22       $ (0.17)       $ (2.75)
 1999              22.39           0.19            4.44         (0.20)         (3.70)
 1998              28.74           0.29           (2.59)        (0.29)         (3.76)
 1997              22.59           0.33            7.90         (0.32)         (1.76)
 1996              19.57           0.36            4.07         (0.36)         (1.05)
Class B
 2000           $  22.87        $  0.05         $  0.18       $ (0.05)       $ (2.75)
 1999              22.21           0.07            4.36         (0.07)         (3.70)
 1998              28.55           0.13           (2.58)        (0.13)         (3.76)
 1997              22.50           0.18            7.81         (0.18)         (1.76)
 1996              19.49           0.22            4.06         (0.22)         (1.05)
Class C
 2000           $  23.09        $  0.06         $  0.17       $ (0.06)       $ (2.75)
 1999(1)           22.79           0.08            0.30         (0.08)            --
Class Y
 2000           $  23.17        $  0.23         $  0.21       $ (0.22)       $ (2.75)
 1999              22.42           0.25            4.46         (0.26)         (3.70)
 1998              28.75           0.35           (2.57)        (0.35)         (3.76)
 1997              22.60           0.39            7.90         (0.38)         (1.76)
 1996              19.56           0.42            4.09         (0.42)         (1.05)
---------------------------------------------------------------------------------------

  +Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(1)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(56      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                               RATIO OF       RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO  INVESTMENT INCOME
  NET ASSET                                    RATIO OF       INVESTMENT        AVERAGE  (LOSS) TO AVERAGE
      VALUE                    NET ASSETS   EXPENSES TO    INCOME (LOSS)     NET ASSETS         NET ASSETS    PORTFOLIO
     END OF         TOTAL          END OF       AVERAGE       TO AVERAGE     (EXCLUDING         (EXCLUDING     TURNOVER
     PERIOD    RETURN (A)    PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)           WAIVERS)         RATE
------------------------------------------------------------------------------------------------------------------------


  $  21.55        25.74%      $  208,556         1.05%           (0.45)%         1.14%            (0.54)%           47%
     19.75        36.00          168,153         1.05            (0.05)          1.14             (0.14)            57
     16.25         0.61          140,948         1.05             0.56           1.11              0.50             38
     17.63        32.69           12,017         1.05             0.57           1.14              0.48             34
     13.63        17.38            5,318         1.04             1.13           1.17              1.00             21

  $  20.93        24.84%      $   36,272         1.80%           (1.20)%         1.89%            (1.29)%           47%
     19.38        34.99           19,011         1.80            (0.83)          1.89             (0.92)            57
     16.06         0.09           11,177         1.80            (0.20)          1.86             (0.26)            38
     17.47        31.42            9,487         1.80            (0.18)          1.89             (0.27)            34
     13.57        16.41            5,775         1.79             0.36           1.92              0.23             21

  $  21.30        24.89%      $   17,538         1.80%           (1.20)%         1.89%            (1.29)%           47%
     19.67         6.04+             962         1.80            (1.09)          1.89             (1.18)            57

  $  21.73        26.13%      $1,112,122         0.80%           (0.20)%         0.89%            (0.29)%           47%
     19.84        36.36          854,819         0.80             0.20           0.89              0.11             57
     16.30         1.07          680,143         0.80             0.82           0.86              0.76             38
     17.64        32.75          681,151         0.80             0.77           0.89              0.68             34
     13.66        17.58          225,900         0.79             1.39           0.92              1.26             21
------------------------------------------------------------------------------------------------------------------------


  $  20.59         0.92%      $  138,146         1.05%           (0.45)%         1.13%            (0.53)%           68%
     23.12        21.93          177,251         1.05             0.82           1.15              0.72             61
     22.39        (8.77)         170,529         1.05             1.21           1.13              1.13             74
     28.74        38.82           50,381         1.05             1.14           1.14              1.05             57
     22.59        23.90           22,965         1.05             1.64           1.13              1.56             40

  $  20.30         0.17%      $   49,662         1.80%           (1.20)%         1.88%            (1.28)%           68%
     22.87        21.07           61,711         1.80             0.07           1.90             (0.03)            61
     22.21        (9.37)          56,259         1.80             0.41           1.88              0.33             74
     28.55        37.71           53,420         1.80             0.39           1.89              0.30             57
     22.50        23.08           23,316         1.80             0.89           1.88              0.81             40

  $  20.51         0.17%      $    6,551         1.80%           (1.20)%         1.88%            (1.28)%           68%
     23.09         1.65+           1,398         1.80             0.00           1.90             (0.10)            61

  $  20.64         1.17%      $1,186,787         0.80%           (0.20)%         0.88%            (0.28)%           68%
     23.17        22.28        1,343,207         0.80             1.07           0.90              0.97             61
     22.42        (8.47)       1,253,845         0.80             1.40           0.88              1.32             74
     28.75        39.13        1,095,262         0.80             1.39           0.89              1.30             57
     22.60        24.32          471,206         0.80             1.90           0.88              1.82             40
------------------------------------------------------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      57)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

MID CAP GROWTH FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 94.6%
CAPITAL GOODS -- 3.0%
Amphenol*                                     55,600      $ 3,166
Flextronics International*                    78,600        6,455
Sanmina*                                      76,900        7,200
Vishay Intertechnology*                       82,800        2,546
                                                        ------------
                                                           19,367
                                                        ------------
COMMUNICATION SERVICES -- 1.8%
Allegiance Telecommunications*                47,250        1,760
Nextlink Communications, Cl A*                89,200        3,139
Powerwave Technologies*                      128,100        4,864
Time Warner Telecommunications, Cl A*         40,000        1,932
                                                        ------------
                                                           11,695
                                                        ------------
CONSUMER CYCLICALS -- 10.8%
Bed Bath & Beyond*                           146,000        3,561
Best Buy*                                     38,100        2,424
Centex                                       106,400        3,418
Cintas                                        70,100        3,054
Crown Castle International*                   53,000        1,646
DeVry*                                       101,300        3,811
Dollar Tree Stores*                           97,550        3,957
Getty Images*                                 34,300        1,044
Harley-Davidson                              151,800        7,267
Hilton Hotels                                303,700        3,512
International Game Technology                 67,900        2,283
Marriott International, Cl A                  52,600        1,917
Michaels Stores*                             107,500        4,300
Park Place Entertainment*                    128,500        1,944
Radio Shack                                   99,000        6,398
Staples*                                     135,300        1,920
Starwood Hotels and Resorts World Wide        92,600        2,894
TJX                                          154,100        3,467
TMP Worldwide*                                44,700        3,598
Toys 'R' Us*                                 171,500        2,787
Venator Group*                               279,800        3,463
                                                        ------------
                                                           68,665
                                                        ------------
CONSUMER STAPLES -- 0.3%
Starbucks*                                    40,100        1,607
                                                        ------------
ENERGY -- 14.1%
Cooper Cameron*                              110,900        8,172
Grant Prideco*                               129,500        2,841
Nabors Industries*                           207,400       10,868
National-Oilwell*                            209,900        6,559
Ocean Energy*                                180,000        2,779
Pride International*                         246,700        6,538
R&B Falcon*                                  358,200        9,985
Rowan*                                       202,700        5,878
Santa Fe International                       171,400        7,724
Smith International*                          50,000        4,078
Talisman Energy*                             173,200        6,073
Tidewater                                    117,000        5,323
Transocean Sedco Forex                       134,600        7,891
Weatherford International*                   113,600        4,885
                                                        ------------
                                                           89,594
                                                        ------------

MID CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FINANCIALS -- 10.0%
Ace Limited                                  111,500      $ 4,376
Capital One Financial                        130,000        9,108
Chubb                                         38,900        3,078
Comerica                                      55,400        3,237
Dime Bancorp                                 226,300        4,880
Golden State Bancorp*                        162,600        3,841
Lehman Brothers Holdings                      29,100        4,300
Progressive                                   25,900        2,121
Providian Financial                           99,800       12,675
Sovereign Bancorp                            237,300        2,195
TCF Financial                                246,700        9,282
Waddell & Reed Financial, Cl A               152,700        4,734
                                                        ------------
                                                           63,827
                                                        ------------
HEALTH CARE -- 16.8%
Allergan                                      45,500        3,842
Alza, Cl A*                                   70,100        6,064
Biogen*                                       93,900        5,728
Celgene*                                     121,000        7,199
Cephalon*                                    122,800        5,956
Cytyc*                                       130,600        5,632
Forest Laboratories*                          14,300        1,640
Health Management Associates, Cl A*          353,200        7,351
Human Genome Sciences*                        18,500        3,203
IDEC Pharmaceuticals*                         18,500        3,244
Immunex*                                      75,900        3,302
Inhale Therapeutic Systems*                   31,600        1,781
Medarex*                                      57,600        6,757
MedImmune*                                    34,900        2,696
Millennium Pharmaceuticals*                   69,900       10,210
PE Corp-Celera Genomics Group*                40,100        3,995
Quest Diagnostic*                             52,800        6,059
Techne*                                       44,700        5,006
Tenet Healthcare*                            193,200        7,028
Teva Pharmaceutical Industries, ADR           38,300        2,803
Watson Pharmaceuticals*                      118,100        7,662
                                                        ------------
                                                          107,158
                                                        ------------
TECHNOLOGY -- 34.4%
Aether Systems*                               10,600        1,118
Applied Micro Circuits*                       50,300       10,415
Ariba*                                        43,700        6,261
Arrow Electronics*                            71,500        2,435
Art Technology*                               40,700        3,856
Atmel*                                       214,000        3,250
AvantGo*                                     115,400        2,308
BEA Systems*                                 115,200        8,971
Bookham Technology, ADR*                      16,800          720
Broadvision*                                 170,400        4,377
Brocade Communications Systems*               37,400        8,826
Calpine*                                      84,000        8,768
Celestica*                                    62,200        4,307
Ceridian*                                    154,700        4,341
Commerce One*                                 54,500        4,278
Comverse Technology*                          20,400        2,203
Concord EFS*                                 176,200        6,258
Cosine Communications*                        15,200          845
Cree Research*                                23,600        2,744
Cypress Semiconductor*                        42,900        1,783

The accompanying notes are an integral part of the financial statements.


(58      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Dallas Semiconductor                          67,300      $ 2,212
E.piphany*                                    53,600        4,131
Fiserv*                                       53,400        3,197
Globespan*                                    35,100        4,282
Handspring*                                   12,900          891
Interwoven*                                   44,700        5,054
Intuit*                                       84,600        4,822
Kana Communications*                         129,000        2,870
Kopin*                                        66,800        1,202
L-3 Communications*                           33,600        1,898
Lattice Semiconductor*                        49,600        2,666
Maxim Integrated Products*                    44,100        3,547
Mercury Interactive*                          73,000       11,443
New Focus*                                    32,400        2,562
Palm*                                        179,600        9,508
PE Corp-PE Biosystems Group                   81,100        9,448
Portal Software*                              73,700        2,948
QLogic*                                       45,400        3,995
Quest Software*                               72,000        4,472
Rational Software*                           108,000        7,493
Redback Networks*                             40,500        6,642
Research In Motion*                           66,700        6,574
Sandisk*                                      46,800        3,124
Semtech*                                      91,200        3,933
Storage Networks*                             16,400        1,676
Sybase*                                      271,600        6,247
VerticalNet*                                  49,300        1,732
Vignette*                                    158,100        4,723
Virata*                                       52,100        3,445
Vitesse Semiconductor*                        47,800        4,251
                                                        ------------
                                                          219,052
                                                        ------------
TRANSPORTATION -- 0.7%
C.H. Robinson Worldwide                       75,900        4,278
                                                        ------------
UTILITIES -- 2.7%
Constellation Energy                          42,500        2,114
Dynegy                                        58,000        3,306
Kinder Morgan                                197,700        8,093
Southern Energy*                             120,100        3,768
                                                        ------------
                                                           17,281
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $476,773)                                      602,524
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 6.6%
First American Prime Obligations Fund (A) 42,030,431       42,030
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $42,030)                                        42,030
                                                        ------------

TOTAL INVESTMENTS -- 101.2%
     (Cost $518,803)                                      644,554
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- (1.2%) (B)            (7,634)
                                                        ------------

MID CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 14,016,600
     outstanding shares                                  $ 50,267
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 259,922
     outstanding shares                                     4,323
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 320,972
     outstanding shares                                     5,419
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 18,893,657
     outstanding shares                                   229,172
Accumulated net realized gain on investments              221,988
Net unrealized appreciation of investments                125,751
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 636,920
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   18.88

Maximum sales charge of 5.25% (C)                            1.05
                                                        ------------
Offering price per share -- Class A                     $   19.93
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   18.51
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                               $   18.61

Maximum sales charge of 1.00% (F)                            0.19
                                                        ------------
Offering price per share -- Class C                     $   18.80
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   19.14
                                                        ------------

*Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value  $ 210,369
       Payable upon return of securities loaned             $(210,369)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      59)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

MID CAP VALUE FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 92.7%
BASIC MATERIALS -- 6.2%
Bemis                                        114,700      $ 3,685
Georgia Pacific                               61,600        1,448
Lyondell Chemical                            127,000        1,500
Phelps Dodge                                  69,000        2,881
Praxair                                       86,800        3,244
Rohm & Haas                                   99,900        2,903
Weyerhaeuser                                  75,000        3,028
                                                        ------------
                                                           18,689
                                                        ------------
CAPITAL GOODS -- 9.0%
B.F. Goodrich                                104,800        4,107
Deere                                         60,100        1,998
Dover                                         45,700        2,145
General Dynamics                              71,200        4,472
Ingersoll Rand                                71,300        2,415
ITT Industries                               103,700        3,364
Parker Hannifin                               95,600        3,226
SPX                                           15,700        2,228
Textron                                       69,400        3,201
                                                        ------------
                                                           27,156
                                                        ------------
COMMUNICATION SERVICES -- 1.8%
Centurytel                                    95,000        2,589
United States Cellular*                       41,900        2,933
                                                        ------------
                                                            5,522
                                                        ------------
CONSUMER CYCLICALS -- 9.5%
Delphi Automotive Systems                    306,700        4,639
Federated Department Stores*                 129,600        3,386
Goodyear Tire & Rubber                        57,500        1,035
Limited                                      158,400        3,495
Masco                                        210,200        3,915
Mattel                                       244,600        2,736
McGraw-Hill                                   80,900        5,142
Nike, Cl B                                   111,800        4,479
                                                        ------------
                                                           28,827
                                                        ------------
CONSUMER STAPLES -- 7.2%
Adelphia Communications, Cl A*                97,000        2,674
Adolph Coors, Cl B                            65,800        4,158
Albertson's                                  100,700        2,115
Cardinal Health                               55,000        4,850
General Mills                                 74,600        2,648
Pepsi Bottling Group                          68,700        2,065
Sysco                                         66,900        3,098
                                                        ------------
                                                           21,608
                                                        ------------
ENERGY -- 7.9%
Anadarko Petroleum                            73,200        4,865
Burlington Resources                         100,100        3,685
Halliburton                                   73,800        3,612
Nabors Industries*                            87,700        4,595
Santa Fe International                        79,700        3,591
Transocean Sedco Forex                        59,300        3,476
                                                        ------------
                                                           23,824
                                                        ------------

MID CAP VALUE FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FINANCIALS -- 21.5%
Ace Limited                                  151,000      $ 5,927
AMBAC                                         75,800        5,552
Associates First Capital                      81,300        3,089
BB&T                                          76,600        2,308
Chubb                                         45,400        3,592
C.I.T., Cl A                                 134,600        2,356
Franklin Resources                            89,200        3,963
Golden West Financial                         88,700        4,757
John Hancock Financial Services*             122,000        3,279
Lehman Brothers Holdings                      21,400        3,162
Lincoln National                              55,000        2,647
Marshall & Ilsley                             32,000        1,604
MGIC Investment                               96,500        5,899
Progressive                                   20,800        1,703
SouthTrust                                    73,800        2,320
St. Paul Companies                            57,600        2,840
TCF Financial                                 43,000        1,618
Torchmark                                     81,300        2,261
UnionBanCal                                  111,000        2,588
Zions Bancorp                                 71,000        3,631
                                                        ------------
                                                           65,096
                                                        ------------
HEALTH CARE -- 3.7%
Health Management Associates, Cl A*          208,900        4,348
United Healthcare                             16,000        1,580
Wellpoint Health Networks*                    56,300        5,405
                                                        ------------
                                                           11,333
                                                        ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.2%
Equity Office Properties Trust               114,600        3,560
                                                        ------------
TECHNOLOGY -- 9.0%
Avnet                                         61,600        1,748
BMC Software*                                 41,600          796
Chippac*                                     114,100        1,355
Citrix Systems*                               95,800        1,922
Conexant Systems*                             41,500        1,738
Cypress Semiconductor*                        48,700        2,024
Fairchild Semiconductor, Cl A*                36,700        1,032
Harris                                        62,800        1,786
NCR*                                          52,500        1,985
Palm*                                         48,477        2,566
SunGard Data Systems*                        165,700        7,094
Sybase*                                      142,000        3,266
                                                        ------------
                                                           27,312
                                                        ------------
TRANSPORTATION -- 2.9%
Delta Air Lines                               58,900        2,614
Southwest Airlines                           124,500        3,019
Union Pacific                                 83,300        3,238
                                                        ------------
                                                            8,871
                                                        ------------

The accompanying notes are an integral part of the financial statements.

(60      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
UTILITIES -- 12.8%
Constellation Energy                          82,800      $ 4,119
El Paso Energy                                90,900        5,602
FPL Group                                     52,600        3,458
Kinder Morgan                                170,600        6,984
Pinnacle West Capital                        113,500        5,774
Public Service Enterprise                     93,400        4,174
Reliant Energy                               146,100        6,794
Southern Energy*                              58,200        1,826
                                                        ------------
                                                           38,731
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $243,197)                                      280,529
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 5.4%
First American Prime Obligations Fund (A) 16,232,671       16,233
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $16,233)                                        16,233
                                                        ------------

TOTAL INVESTMENTS -- 98.1%
     (Cost $259,430)                                      296,762
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.9% (B)               5,859
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 927,820
     outstanding shares                                 $  23,473
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 874,869
     outstanding shares                                    26,078
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 98,292
     outstanding shares                                     1,312
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 18,740,422
     outstanding shares                                   349,649
Undistributed net investment income                            65
Accumulated net realized loss on investments             (135,288)
Net unrealized appreciation of investments                 37,332
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 302,621
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   14.62

Maximum sales charge of 5.25% (C)                            0.81
                                                        ------------
Offering price per share -- Class A                     $   15.43
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   14.28
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                               $   14.55

Maximum sales charge of 1.00% (F)                            0.15
                                                        ------------
Offering price per share -- Class C                     $   14.70
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   14.68
                                                        ------------

MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
*Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value   $ 68,172
       Payable upon return of securities loaned              $(68,172)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

AMBAC--American Municipal Bond Assurance Company
Cl--Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      61)

STATEMENTS OF OPERATIONS for the year ended September 30, 2000 in thousands

                                                                          MID CAP         MID CAP
                                                                      GROWTH FUND      VALUE FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $  1,827+      $   1,246+
Dividends                                                                     652           3,753
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     2,479           4,999
==================================================================================================
EXPENSES:
Investment advisory fees                                                    3,912           2,068
Less: Waiver of investment advisory fees                                     (132)           (117)
Administrator fees                                                            607             321
Transfer agent fees                                                           368             241
Custodian fees                                                                168              89
Directors' fees                                                                 9               5
Registration fees                                                              21              11
Professional fees                                                              14               7
Printing                                                                       37              20
Distribution fees - Class A                                                   597              36
Distribution fees - Class B                                                    22             138
Distribution fees - Class C                                                    22               7
Other                                                                          25              16
--------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                          5,670           2,842
==================================================================================================
Investment income (loss) - net                                             (3,191)          2,157
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                   240,252         (37,771)
Net change in unrealized appreciation or depreciation of investments       49,305          72,261
--------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                   289,557          34,490
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $286,366       $  36,647
==================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.


The accompanying notes are an integral part of the financial statements.

(62      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                              MID CAP                 MID CAP
                                                                                          GROWTH FUND              VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                                  10/1/99     10/1/98     10/1/99     10/1/98
                                                                                       to          to          to          to
                                                                                  9/30/00     9/30/99     9/30/00     9/30/99
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                                                   $ (3,191)   $ (1,307)   $  2,157    $  3,316
Net realized gain (loss) on investments                                           240,252      68,544     (37,771)   (111,991)
Net realized loss on closing and expiration of options written and purchased           --          --          --      (6,875)
Net change in unrealized appreciation or depreciation of investments               49,305      19,285      72,261     153,185
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              286,366      86,522      36,647      37,635
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                              --          --         (87)       (192)
  Class B                                                                              --          --         (18)        (80)
  Class C                                                                              --          --          (1)         --
  Class Y                                                                              --          --      (2,180)     (3,277)
Net realized gain on investments:
  Class A                                                                         (33,787)    (34,559)         --      (6,521)
  Class B                                                                             (89)         (5)         --      (6,711)
  Class C                                                                            (101)         --          --          --
  Class Y                                                                         (43,422)    (14,259)         --     (74,784)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                               (77,399)    (48,823)     (2,286)    (91,565)
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):

Class A
  Proceeds from sales                                                              82,148      10,245       6,834       8,828
  Reinvestment of distributions                                                    33,367      33,572          84       6,578
  Payments for redemptions                                                       (103,709)    (86,670)    (14,884)    (20,742)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                        11,806     (42,853)     (7,966)     (5,336)
-----------------------------------------------------------------------------------------------------------------------------
Class B
  Proceeds from sales                                                               4,213         332         662       1,088
  Reinvestment of distribution                                                         89           5          19       6,626
  Payments for redemptions                                                           (322)        (13)     (8,563)    (15,956)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                         3,980         324      (7,882)     (8,242)
-----------------------------------------------------------------------------------------------------------------------------
Class C
  Proceeds from sales                                                               5,018         472       1,162         180
  Reinvestment of distributions                                                       102          --           1          --
  Payments for redemptions                                                           (166)         (7)        (30)         (1)
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                    4,954         465       1,133         179
-----------------------------------------------------------------------------------------------------------------------------
Class Y
  Proceeds from sales                                                             147,646     218,099      72,157     165,084
  Reinvestment of distributions                                                    32,160      13,236       1,109      57,099
  Payments for redemptions                                                       (150,018)   (111,681)   (134,167)   (289,556)*
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                        29,788     119,654     (60,901)    (67,373)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                                      50,528      77,590     (75,616)    (80,772)
-----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                           259,495     115,289     (41,255)   (134,702)
NET ASSETS AT BEGINNING OF PERIOD                                                 377,425     262,136     343,876     478,578
=============================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                                  $636,920    $377,425    $302,621    $343,876
=============================================================================================================================

(1)See note 4 in the notes to
   financial statements for
   additional information.

(2)Includes undistributed net
   investment income (000) of: $0
   and $0 for Mid Cap Growth Fund
   and $65 and $194 for Mid Cap
   Value Fund at September 30,
   2000, and September 30, 1999,
   respectively.

  *Includes redemptions as a result
   of the redemption in kind on
   October 8, 1998.


The accompanying notes are an integral part of the financial statements.

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      63)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                             REALIZED AND
                NET ASSET                     UNREALIZED     DIVIDENDS
                    VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS
                BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
---------------------------------------------------------------------------------------
MID CAP GROWTH FUND(1)
Class A
 2000           $  12.87        $ (0.12)        $  8.80       $    --        $ (2.67)
 1999              11.80          (0.07)           3.40            --          (2.26)
 1998              15.25          (0.09)          (1.80)           --          (1.56)
 1997              13.86          (0.08)           2.72            --          (1.25)
 1996              12.97          (0.05)           2.18            --          (1.24)
Class B - FAIF
 2000           $  12.75        $ (0.16)        $  8.59       $    --        $ (2.67)
 1999              11.78          (0.10)           3.33            --          (2.26)
 1998(2)           13.86          (0.01)          (2.07)           --             --
Class B - Piper
 1998(3)        $  15.20        $ (0.09)        $  1.02       $    --        $ (1.56)
 1997(4)           12.54          (0.10)           2.76            --             --
Class C
 2000           $  12.80        $ (0.14)        $  8.62       $    --        $ (2.67)
 1999(5)           12.43          (0.06)           0.43            --             --
Class Y
 2000           $  12.99        $ (0.08)        $  8.90       $    --        $ (2.67)
 1999              11.87          (0.03)           3.41            --          (2.26)
 1998              15.29          (0.04)          (1.82)           --          (1.56)
 1997(4)           12.54          (0.01)           2.76            --             --
---------------------------------------------------------------------------------------
MID CAP VALUE FUND
Class A
 2000           $  12.95        $  0.08         $  1.67       $ (0.08)       $    --
 1999              15.04           0.10            1.26         (0.10)         (3.35)
 1998              24.19           0.07           (6.41)        (0.07)         (2.74)
 1997              20.41           0.11            6.98         (0.11)         (3.20)
 1996              17.89           0.20            3.94         (0.20)         (1.42)
Class B
 2000           $  12.67        $  0.02         $  1.61       $ (0.02)       $    --
 1999              14.80           0.04            1.22         (0.04)         (3.35)
 1998              23.96          (0.01)          (6.41)           --          (2.74)
 1997              20.31           0.02            6.85         (0.02)         (3.20)
 1996              17.83           0.09            3.91         (0.10)         (1.42)
Class C
 2000           $  12.92        $  0.02         $  1.63       $ (0.02)       $    --
 1999(5)           13.69           0.06           (0.78)        (0.05)            --
Class Y
 2000           $  12.99        $  0.11         $  1.69       $ (0.11)       $    --
 1999              15.05           0.12            1.30         (0.13)         (3.35)
 1998              24.21           0.14           (6.43)        (0.13)         (2.74)
 1997              20.43           0.16            6.98         (0.16)         (3.20)
 1996              17.89           0.25            3.95         (0.24)         (1.42)
---------------------------------------------------------------------------------------

  +Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(1)The financial highlights for the Mid Cap Growth Fund as set forth herein include the historical financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund, (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
(2)Class B shares for FAIF have been offered since August 7, 1998. All ratios for the period have been annualized.
(3)Effective April 28, 1998 all shareholders were exchanged into Class A. Class B share activity was discontinued. All ratios for the period have been annualized.
(4)Class B and Class Y shares have been offered since February 18, 1997. All ratios for the period have been annualized.
(5)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(64      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                               RATIO OF        RATIO OF NET
                                                            RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                    RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
      VALUE                   NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF         TOTAL         END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD    RETURN (A)   PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------


  $  18.88         76.44%      $264,570          1.15%           (0.70)%         1.17%            (0.72)%          217%
     12.87         31.69        165,072          1.14            (0.48)          1.19             (0.53)            94
     11.80        (13.05)       188,763          1.18            (0.60)          1.34             (0.76)            39
     15.25         21.04        274,799          1.23            (0.55)          1.39             (0.71)            51
     13.86         17.84        303,769          1.18            (0.41)          1.37             (0.60)            44

  $  18.51         75.14%      $  4,812          1.90%           (1.45)%         1.92%            (1.47)%          217%
     12.75         30.66            360          1.89            (1.26)          1.98             (1.35)            94
     11.78        (15.01)+           17          1.87            (1.12)          1.87             (1.12)            39

  $  14.57          7.77%+     $     --          1.85%           (1.33)%         1.85%            (1.33)%           29%
     15.20         21.21+         1,028          1.85            (1.16)          1.85             (1.16)            51

  $  18.61         75.10%      $  5,971          1.90%           (1.45)%         1.92%            (1.47)%          217%
     12.80          3.06+           466          1.89             1.27           1.98              1.18             94

  $  19.14         76.88%      $361,567          0.90%           (0.46)%         0.92%            (0.48)%          217%
     12.99         31.97        211,527          0.89            (0.25)          0.96             (0.32)            94
     11.87        (12.79)        73,356          0.87            (0.27)          0.87             (0.27)            39
     15.29         21.93+        59,393          0.87            (0.16)          0.87             (0.16)            51
------------------------------------------------------------------------------------------------------------------------


  $  14.62         13.58%      $ 13,568          1.15%            0.53%          1.19%             0.49%           141%
     12.95          8.03         20,148          1.15             0.63           1.18              0.60            121
     15.04        (28.83)        29,261          1.14             0.43           1.14              0.43            135
     24.19         39.93         35,207          1.14             0.58           1.15              0.57             82
     20.41         25.23         17,987          1.13             1.06           1.13              1.06            143

  $  14.28         12.85%      $ 12,495          1.90%           (0.22)%         1.94%            (0.26)%          141%
     12.67          7.38         19,072          1.90            (0.13)          1.93             (0.16)           121
     14.80        (29.40)        31,276          1.89            (0.31)          1.89             (0.31)           135
     23.96         38.81         36,649          1.90            (0.18)          1.90             (0.18)            82
     20.31         24.35         12,847          1.88             0.25           1.88              0.25            143

  $  14.55         12.81%      $  1,430          1.90%           (0.15)%         1.93%            (0.18)%          141%
     12.92         (5.25)+          164          1.90             0.29           1.93              0.26            121

  $  14.68         13.94%      $275,128          0.90%            0.79%          0.94%             0.75%           141%
     12.99          8.47        304,492          0.90             0.89           0.93              0.86            121
     15.05        (28.65)       418,041          0.89             0.69           0.89              0.69            135
     24.21         40.25        509,308          0.89             0.82           0.90              0.81             82
     20.43         25.61        247,828          0.88             1.35           0.88              1.35            143
------------------------------------------------------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      65)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

SMALL CAP GROWTH FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 94.9%
BASIC MATERIALS -- 2.7%
Albany Molecular Research*                   112,400      $ 6,315
Lone Star Technologies*                      113,600        5,243
OM Group                                      71,825        3,133
                                                        ------------
                                                           14,691
                                                        ------------
CAPITAL GOODS -- 3.2%
ACT Manufacturing*                            67,700        3,571
Active Power*                                 20,400        1,265
APW*                                          65,400        3,188
Manufacturers Services*                       51,400         610
Oshkosh Truck                                 93,800        3,635
Power-One*                                    23,700        1,434
Satcon Technology*                            33,700        1,205
Stericycle*                                  104,400        2,558
                                                        ------------
                                                           17,466
                                                        ------------
CONSUMER CYCLICALS -- 13.7%
Abercrombie & Fitch*                         132,900        2,533
Burlington Coat Factory*                      87,500        1,252
Children's Place*                            104,800        2,699
Consolidated Stores*                         233,000        3,145
Coorstek*                                     54,200        2,073
Copart*                                      231,900        3,218
Cost Plus*                                    93,100        2,805
Digitas*                                     198,000        3,514
Factory 2-U Stores*                           95,100        2,906
Fire Pond*                                   139,500        2,023
Forrester Research*                           73,500        4,686
Genesco*                                     282,900        4,792
ITT Educational Services*                     63,300        1,717
Michaels Stores*                              90,400        3,616
Orient Express Hotels*                        41,400          797
Rent-Way*                                    171,400        5,206
ScreamingMedia*                               88,000          825
Sharper Image*                                97,000        1,710
Steiner Leisure*                             169,600        3,795
Teleflex                                      61,400        2,111
Too*                                         104,200        2,475
Tweeter Home Entertainment*                  133,100        4,833
Ultimate Electronics*                        139,600        5,741
United Rentals*                              148,300        3,578
Universal Compression Holdings*              124,400        3,849
                                                        ------------
                                                           75,899
                                                        ------------
CONSUMER STAPLES -- 4.2%
AmeriSource Health*                           81,200        3,816
Bindley Western                              131,800        4,218
Buca*                                        250,100        2,657
P.F. Changs China Bistro*                     90,600        3,131
Priority Healthcare, CL B*                    79,400        6,054
Ruby Tuesday                                 290,400        3,267
                                                        ------------
                                                           23,143
                                                        ------------
ENERGY -- 16.0%
Cal Dive International*                       65,000        3,717
Chiles Offshore*                             290,200        6,276
Core Laboratories N.V.*                      220,500        5,416
Cross Timbers Oil                            192,150        3,687
Grey Wolf*                                   841,100        4,836

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
H Power*                                      82,000      $ 2,742
Key Energy Services*                         596,500        5,853
Louis Dreyfus Natural Gas*                    96,400        3,820
Marine Drilling*                             159,300        4,550
National-Oilwell*                            179,500        5,609
Offshore Logistics*                          180,600        3,228
Parker Drilling*                             765,300        5,357
Patterson Energy*                            251,700        8,652
Pioneer Natural Resources                    224,500        3,185
Prize Energy*                                167,500        3,162
Proton Energy Systems*                        10,200          292
Unocal                                       111,900        3,965
UTI Energy*                                  184,400        8,229
Veritas DGC*                                 211,300        6,114
                                                        ------------
                                                           88,690
                                                        ------------
FINANCIALS -- 7.3%
Affiliated Managers Group*                   129,800        7,390
Americredit*                                  47,500        1,369
Bank United                                   65,800        3,335
Blackrock*                                    76,100        2,435
Eaton Vance                                   87,100        4,442
Greater Bay Bancorp                           70,900        4,923
Investors Financial Services                  33,800        2,134
Metris                                        94,400        3,729
Raymond James Financial                      153,200        5,046
Webster Financial                            102,100        2,750
Westamerica Bancorporation                    84,600        2,829
                                                        ------------
                                                           40,382
                                                        ------------
HEALTH CARE -- 20.9%
3 Dimensional Pharamceutical*                102,000        3,672
Alpharma                                      80,300        4,908
Applied Molecular Evolution*                 110,300        4,426
Barr Laboratories*                           121,800        8,077
Bruker Daltonics*                             85,600        3,798
Caremark Rx*                                 712,600        8,017
Cell Therapeutics*                           131,100        8,743
Cepheid*                                     240,400        1,968
Coherent*                                     20,500        1,394
Cooper                                        82,000        2,901
Cubist Pharmaceuticals*                       72,600        3,780
Curagen*                                     136,400        7,268
Discovery Partners International*            146,700        2,980
Durect*                                       67,800        1,017
Eden Bioscience*                              18,200          601
Endocare*                                    158,700        3,134
Genencor International*                      101,900        3,019
Genomica*                                      8,900          173
Inhale Therapeutic Systems*                   45,200        2,548
Innerdyne*                                   181,600        1,271
Laboratory Corporation of America Holdings    29,900        3,581
Large Scale Biology*                          95,600        3,131
Luminex*                                     170,800        6,490
Molecular Devices*                            65,400        6,426
Myriad Genetics*                              27,300        2,358
Physiometrix*                                259,300        5,737
PolyMedica*                                   80,100        3,434
Tanox*                                       111,500        3,777
Transgenomic*                                176,700        4,009
Variagenics*                                 132,600        2,967
                                                        ------------
                                                          115,605
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(66      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
TECHNOLOGY -- 24.6%
Actel*                                       144,400      $ 5,189
Advent Software*                             100,824        7,045
Aeroflex*                                     97,625        4,747
Broadbase Software*                          190,400        2,582
Caliper Technologies*                         46,200        2,677
Chippac*                                     256,400        3,045
Chordiant Software*                          208,900        1,619
Cirrus Logic*                                174,800        7,047
Concord Camera*                              143,500        3,677
Docent*                                       61,000        1,117
Elantec Semiconductor*                        44,400        4,423
Elastic Networks*                             20,300          283
Exar*                                         29,200        3,533
Exfo Electro-Optical Engineering*             31,200        1,359
Hall Kinion & Associates-Information
 Technology*                                 121,600        3,458
Innovative Solutions & Support*              141,600        2,425
Interwoven*                                   26,600        3,007
IntraNet Solutions*                           44,200        2,210
Kent Electronics*                            124,500        2,972
Matrixone*                                    80,200        3,208
Methode Electronics, Cl A                     84,300        3,736
Microtune*                                    51,700        2,769
MRV Communications*                           31,400        1,423
Netegrity*                                    25,350        1,775
Netiq*                                        67,208        4,415
Netro*                                        37,500        2,222
NetScout Systems*                             67,000        1,591
NETsilicon*                                   77,700        1,627
Oak Technology*                              153,100        4,191
Pinnacle Systems*                            135,700        1,527
Purchasepro.com*                              49,000        4,306
Radisys*                                      49,800        2,518
REMEC*                                       143,650        4,229
Resonate*                                     23,100          912
Secure Computing*                            263,600        6,870
Signalsoft*                                   22,300          906
Silicon Image*                               106,600        2,645
Talarian*                                     76,800        1,474
Transwitch*                                   65,474        4,174
TriZetto*                                    234,200        3,630
TTM Technologies*                             47,800        1,123
Tvia*                                        203,700        3,654
Vastera*                                     140,100        3,082
Vyyo*                                         44,500        1,335
Watchguard Technologies*                      69,400        4,164
                                                        ------------
                                                          135,921
                                                        ------------
TRANSPORTATION -- 2.3%
Atlas Air*                                    38,300        1,618
Omi*                                         513,300        4,299
Teekay Shipping                               67,700        3,178
Trico Marine Services*                       237,600        3,772
                                                        ------------
                                                           12,867
                                                        ------------

Total Common Stocks
     (Cost $405,777)                                      524,664
                                                        ------------

SMALL CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.3%
First American Prime Obligations Fund (A) 18,355,512     $ 18,356
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $18,356)                                        18,356
                                                        ------------

TOTAL INVESTMENTS -- 98.2%
     (Cost $424,133)                                      543,020
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.8% (B)               9,748
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 2,335,549
     outstanding shares                                  $ 28,454
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 364,296
     outstanding shares                                     7,192
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 339,484
     outstanding shares                                     7,796
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 19,317,945
     outstanding shares                                   297,111
Accumulated net realized gain on investments               93,328
Net unrealized appreciation of investments                118,887
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 552,768
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   24.47

Maximum sales charge of 5.25% (C)                            1.36
                                                        ------------
Offering price per share -- Class A                     $   25.83
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   23.17
                                                        ------------
Net asset value and offering price per
     share -- Class C (E)                               $   24.17

Maximum sales charge of 1.00% (F)                            0.24
                                                        ------------
Offering price per share -- Class C                     $   24.41
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   24.79
                                                        ------------

* Non-Income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than 5% of total net assets include the following (000):

       Collateral received for securities loaned, at value   $ 80,938
       Payable upon return of securities loaned              $(80,938)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

Cl--Class

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      67)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

SMALL CAP VALUE FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 94.4%
BASIC MATERIALS -- 1.5%
Cadiz*                                       163,400      $ 1,634
Matthews International, Cl A                 127,600        3,748
Northwest Pipe*                              164,100        1,846
                                                       -------------
                                                            7,228
                                                       -------------
CAPITAL GOODS -- 13.6%
Actuant Corporation                          100,300          395
Alliant Techsystems*                         261,100       21,443
APW Limited*                                 117,000        5,704
Astec Industries*                            272,600        2,982
Benchmark Electronics*                        32,900        1,711
L.B. Foster, Cl A*                           254,000          873
MagneTek*                                    483,587        5,138
Moog, Cl A*                                  143,300        4,317
Newpark Resources*                           378,000        3,496
Pentair                                      278,400        7,447
Rayovac*                                     194,600        3,333
SPX                                           39,600        5,621
Tredegar Industries                           58,400        1,011
Washington Group International*              173,700        1,987
                                                        ------------
                                                           65,458
                                                        ------------
CONSUMER CYCLICALS -- 14.0%
Acxiom*                                       58,140        1,846
Ashworth*                                    201,500        1,587
Braun Consulting*                             58,600        1,161
D.R. Horton                                  244,292        4,199
Dollar Thrifty Automotive*                   185,300        3,660
Dura Automotive Systems*                     421,600        3,893
Edelbrock*                                    40,500          448
ITT Educational Services*                    108,400        2,940
NCO Group*                                   280,800        3,334
Park Ohio Holdings*                          211,617        1,666
Plato Learning*                              106,400        2,193
Regis                                        874,250       13,114
School Specialty*                            176,700        3,766
Simpson Manufacturing*                        47,050        2,103
Sport-Haley*                                 280,000        1,190
Stanley Furniture*                           280,900        6,812
Steiner Leisure*                             224,900        5,032
Tower Automotive*                            370,300        3,472
Venator Group*                               417,200        5,163
                                                        ------------
                                                           67,579
                                                        ------------
CONSUMER STAPLES -- 6.3%
Applebees International                       86,900        1,999
Buca*                                        220,200        2,340
Buffets*                                     272,400        3,745
Michael Foods                                356,700        8,338
Performance Food Group*                       70,500        2,653
Suiza Foods*                                 144,300        7,314
Topps*                                       285,000        2,618
Valassis Communications*                      65,400        1,455
                                                        ------------
                                                           30,462
                                                        ------------

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
ENERGY -- 11.1%
Atwood Oceanic*                               40,000      $ 1,667
Basin Exploration*                           415,000        8,092
Callon Petroleum*                             35,000          553
Chieftan International*                      216,300        4,475
Core Laboratories N.V.*                      207,300        5,092
Evergreen Resources*                         151,900        5,279
Forest Oil*                                  448,400        7,258
Global Industries*                           184,200        2,302
Houston Exploration*                          76,100        1,922
Marine Drilling*                              81,000        2,314
Newfield Exploration*                        164,000        7,657
Veritas DGC*                                 242,100        7,006
                                                        ------------
                                                           53,617
                                                        ------------
FINANCIALS -- 25.4%
Astoria Financial                            134,900        5,211
Chelsea GCA Realty, REIT                     108,800        3,822
Community First Bankshares                   405,000        7,113
Cullen/Frost Bankers                         134,100        4,358
Dain Rauscher                                 41,900        3,897
Dime Bancorp                                 264,900        5,712
E.W. Blanch Holdings                          74,400        1,544
Enhance Financial Services Group             269,700        3,506
Farm Family Holdings*                         90,500        2,862
First Republic Bank*                         191,500        5,769
Highwoods Properties, REIT                    97,800        2,311
Horace Mann Educators                        216,000        3,537
Lexington Corporate Properties, REIT         169,386        1,906
Metris                                        81,950        3,237
National Commerce Bancorporation             344,400        6,866
Pacific Gulf Properties, REIT                 77,500        2,073
Penn Treaty American*                        121,400        2,208
Philadelphia Consolidated Holding*           244,700        5,108
Protective Life                              252,100        7,531
Radian Group                                 296,800       20,034
Roslyn Bancorp                               252,400        5,647
Sterling Bancshares                           89,200        1,360
TCF Financial                                342,800       12,898
Webster Financial                            152,904        4,119
                                                        ------------
                                                          122,629
                                                        ------------
HEALTH CARE -- 10.0%
America Service Group*                       153,700        3,996
ATS Medical*                                 110,000        1,657
BOLDER Technologies*                         231,200          990
Catalytica*                                  715,933        8,860
Cooper                                       233,200        8,249
Kensey Nash*                                 137,300        1,785
Lifecore Biomedical*                         163,600        1,268
Mentor                                       168,900        2,660
Osteotech*                                   161,600        1,545
PolyMedica*                                  223,300        9,574
Renal Care*                                  257,200        4,790
Res-Care*                                    288,500        1,316
Respironics*                                  84,600        1,412
                                                        ------------
                                                           48,102
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(68      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
TECHNOLOGY -- 11.3%
Actel*                                       188,000      $ 6,756
Bell & Howell*                               184,500        4,036
Catalyst International*                       31,900          148
DMC Stratex Networks*                         79,200        1,272
Evolving Systems*                            265,600        1,726
FSI International*                           202,200        2,881
Gatefield*                                    74,672          359
Innovex                                      305,300        4,160
Interlogix*                                   32,098          426
JDA Software*                                 90,700        1,156
Lodgenet Entertainment*                      170,000        4,909
Micron Electronics*                           97,000          873
NOVA*                                        113,674        1,947
Pioneer-Standard Electronics                 157,700        2,139
Pomeroy Computer Resources*                  139,300        2,638
Project Software & Development*              165,700        2,576
Radisys*                                     159,000        8,039
Rainbow Technologies*                        102,200        3,615
REMEC*                                        84,450        2,486
S3*                                          108,700        1,121
Zamba*                                       266,300        1,132
                                                        ------------
                                                           54,395
                                                        ------------
TRANSPORTATION -- 0.2%
United Shipping and Technology*              310,600        1,262
                                                        ------------
UTILITIES -- 1.0%
Unisource Energy Holding                     300,000        4,912
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $339,058)                                      455,644
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 7.1%
First American Prime Obligations Fund (A) 34,170,381       34,170
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $34,170)                                        34,170
                                                        ------------

TOTAL INVESTMENTS -- 101.5%
     (Cost $373,228)                                      489,814
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- (1.5%) (B)            (7,305)
                                                        ------------

SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 2,098,133
     outstanding shares                                  $ 29,329
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 814,129
     outstanding shares                                    14,851
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 65,063
     outstanding shares                                       991
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 25,124,762
     outstanding shares                                   252,694
Undistributed net investment income                           285
Accumulated net realized gain on investments               67,773
Net unrealized appreciation of investments                116,586
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 482,509
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   17.09

Maximum sales charge of 5.25% (C)                            0.95
                                                        ------------
Offering price per share -- Class A                     $   18.04
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   16.76
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                               $   16.88

Maximum sales charge of 1.00% (F)                            0.17
                                                        ------------
Offering price per share -- Class C                     $   17.05
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   17.19
                                                        ------------

*Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

         Collateral received for securities loaned, at value  $ 80,179
         Payable upon return of securities loaned             $(80,179)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calcluated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

Cl--Class
REIT--Real Estate Investment Trust


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      69)

STATEMENTS OF OPERATIONS for the year ended September 30, 2000 in thousands

                                                                        SMALL CAP      SMALL CAP
                                                                      GROWTH FUND     VALUE FUND
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $  2,463+      $  1,331+
Dividends                                                                     345          2,747
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     2,808          4,078
=================================================================================================
EXPENSES:
Investment advisory fees                                                    3,334          2,857
Less: Waiver of investment advisory fees                                       --            (89)
Administrator fees                                                            519            443
Transfer agent fees                                                           152            229
Custodian fees                                                                143            122
Directors' fees                                                                 7              6
Registration fees                                                              20             15
Professional fees                                                              12             10
Printing                                                                       31             27
Distribution fees - Class A                                                   129             61
Distribution fees - Class B                                                    59             85
Distribution fees - Class C                                                    23              5
Other                                                                          20             21
-------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                          4,449          3,792
=================================================================================================
Investment income (loss) - net                                             (1,641)           286
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS - NET:
Net realized gain on investments                                          100,117         68,049
Net change in unrealized appreciation or depreciation of investments       81,954         23,381
-------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                   182,071         91,430
=================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $180,430       $ 91,716
=================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.


The accompanying notes are an integral part of the financial statements.

(70      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                              SMALL CAP                        SMALL CAP
                                                                            GROWTH FUND                       VALUE FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                  10/1/99       10/1/98          10/1/99         10/1/98
                                                                       to            to               to              to
                                                                  9/30/00       9/30/99          9/30/00         9/30/99
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                                 $   (1,641)     $   (455)       $     286       $     265
Net realized gain on investments                                  100,117        32,724           68,049           5,700
Net change in unrealized appreciation or depreciation
 of investments                                                    81,954        37,636           23,381          33,198
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              180,430        69,905           91,716          39,163
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                              --            --               --              (7)
  Class B                                                              --            --               --              --
  Class C                                                              --            --               --              --
  Class Y                                                              --            --               --            (554)
Net realized gain on investments:
  Class A                                                          (3,977)          (46)             (53)         (1,046)
  Class B                                                            (304)           (2)              (5)            (58)
  Class C                                                             (54)           --               --              --
  Class Y                                                         (31,018)         (171)          (1,495)        (29,702)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                                               (35,353)         (219)          (1,553)        (31,367)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
Class A
  Proceeds from sales                                              65,853        50,619           12,390           4,600
  Shares issued in connection with acquisition of Micro Cap
   Value Fund and Regional Equity Fund                                 --            --           21,098              --
  Reinvestment of distributions                                     3,812            54               52           1,045
  Payments for redemptions                                        (60,250)      (58,336)         (15,074)         (7,771)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                                       9,415        (7,663)          18,466          (2,126)
-------------------------------------------------------------------------------------------------------------------------
Class B
  Proceeds from sales                                               6,013         1,003              848             663
  Shares issued in connection with acquisition of Regional
   Equity Fund                                                         --            --           13,248              --
  Reinvestment of distributions                                       303             2                5              59
  Payments for redemptions                                         (1,048)         (415)          (3,656)           (350)
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions                    5,268           590           10,445             372
-------------------------------------------------------------------------------------------------------------------------
Class C
  Proceeds from sales                                               7,592           283              991             113
  Reinvestment of distributions                                        53            --                1              --
  Payments for redemptions                                           (131)           (1)            (113)             (1)
-------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                    7,514           282              879             112
-------------------------------------------------------------------------------------------------------------------------
Class Y
  Proceeds from sales                                             199,248       119,832           89,113         127,190
  Shares issued in connection with acquisition of Micro Cap
   Value Fund and Regional Equity Fund                                 --            --          110,330              --
  Reinvestment of distributions                                    13,358            50            1,298          27,244
  Payments for redemptions                                       (110,520)      (42,599)        (170,625)       (209,352)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions       102,086        77,283           30,116         (54,918)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                     124,283        70,492           59,906         (56,560)
-------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           269,360       140,178          150,069         (48,764)
NET ASSETS AT BEGINNING OF PERIOD                                 283,408       143,230          332,440         381,204
=========================================================================================================================
NET ASSETS AT END OF PERIOD (2)                                $  552,768      $283,408        $ 482,509       $ 332,440
=========================================================================================================================

(1)See note 4 in the notes to
   financial statements for
   additional information.

(2)Includes undistributed net
   investment income (loss), (000)
   of $0 and $0 for Small Cap
   Growth Fund and $285, and $(1)
   for Small Cap Value Fund at
   September 30, 2000, and
   September 30, 1999,
   respectively.


The accompanying notes are an integral part of the financial statements.

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      71)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                      REALIZED AND
                          NET ASSET                     UNREALIZED     DIVIDENDS                  DISTRIBUTIONS
                              VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS           FROM
                          BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM      RETURN OF
                          OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS        CAPITAL
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
Class A(1)
 2000                     $  16.77        $ (0.12)        $  9.89       $    --         $ (2.07)        $    --
 1999                        11.90          (0.06)           4.95            --           (0.02)             --
 1998                        17.41          (0.09)          (2.67)           --           (2.64)          (0.11)
 1997                        17.11          (0.16)           5.66         (0.04)          (5.16)             --
 1996(2)                     17.68           0.06            0.87         (0.07)          (1.43)             --
Class B - FAIF
 2000                     $  16.07        $ (0.23)        $  9.40       $    --         $ (2.07)        $    --
 1999                        11.50          (0.14)           4.73            --           (0.02)             --
 1998(3)                     13.74          (0.02)          (2.22)           --              --              --
Class B - Piper
 1998(4)                  $   9.54        $ (0.09)        $  0.42       $    --         $ (0.15)        $ (0.01)
 1997(5)                      7.24          (0.03)           2.33            --              --              --
Class C
 2000                     $  16.68        $ (0.13)        $  9.69       $    --         $ (2.07)        $    --
 1999(6)                     15.48          (0.08)           1.28            --              --              --
Class Y
 2000                     $  16.92        $ (0.06)        $ 10.00       $    --         $ (2.07)        $    --
 1999                        11.98          (0.02)           4.98            --           (0.02)             --
 1998(3)                     14.29             --           (2.31)           --              --              --
----------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND(B)
Class A
 2000                     $  13.94        $ (0.01)        $  3.23       $    --         $ (0.07)        $    --
 1999                        13.58           0.01            1.47         (0.01)          (1.11)             --
 1998(7)                     18.20           0.04           (3.38)        (0.01)          (1.27)             --
 1997(8)                     17.86          (0.03)           0.37            --              --              --
 1997(9)                     13.95           0.01            5.43         (0.01)          (1.52)             --
 1996(9)                     13.23           0.04            1.83         (0.04)          (1.11)             --
Class B
 2000                     $  13.77        $ (0.09)        $  3.15       $    --         $ (0.07)        $    --
 1999                        13.53           0.02            1.33            --           (1.11)             --
 1998(7)                     18.23           0.01           (3.43)        (0.01)          (1.27)             --
 1997(10)(11)                18.22             --            0.01            --              --              --
Class C
 2000                     $  13.87        $ (0.06)        $  3.14       $               $ (0.07)        $    --
 1999(6)                     13.48           0.01            0.38            --              --              --
Class Y
 2000                     $  13.98        $  0.02         $  3.26       $    --         $ (0.07)        $    --
 1999                        13.60           0.01            1.50         (0.02)          (1.11)             --
 1998(7)                     18.23           0.06           (3.38)        (0.04)          (1.27)             --
 1997(8)                     17.87          (0.01)           0.37            --              --              --
 1997(9)                     13.96           0.04            5.43         (0.04)          (1.52)             --
 1996(9)                     13.26           0.06            1.81         (0.06)          (1.11)             --
----------------------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
 (A)Excluding sales charges.
 (B)The financial highlights for Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund Class A and Class Y shares. The assets of the Qualivest Small Companies Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest Small Companies Fund were exchanged for Class A shares of Small Cap Value Fund; and (ii) Qualivest Class Y shares were exchanged for Class Y shares of Small Cap Value Fund.
 (1)Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and the Piper Small Company Growth Fund, that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the fund's advisor changed from Piper Capital Management, Inc. to U.S. Bank National Association.
 (2)On September 12, 1996, shareholders of the Fund approved a change in the Fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change in investment objective, the Fund's investment policies were revised.
 (3)Class Y and Class B shares have been offered since July 31, 1998. There is no historical information for these Classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized.
 (4)Effective April 28, 1998, all shareholders were exchanged into Class A. Class B share activity was discontinued. All ratios for the period have been annualized.
 (5)Class B Piper Shares have been offered since February 18, 1997. All ratios for the period have been annualized.
 (6)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
 (7)For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
 (8)For the period August 1, 1997, to November 30, 1997. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
 (9)For the period ended July 31.
(10)Class B shares have been offered since November 24, 1997. All ratios for the period have been annualized.
(11)For the period November 24, 1997 to November 30, 1997.


The accompanying notes are integral part of the financial statements.

(72      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                              RATIO OF       RATIO OF NET
                                                           RATIO OF NET    EXPENSES TO  INVESTMENT INCOME
  NET ASSET                                    RATIO OF      INVESTMENT        AVERAGE  (LOSS) TO AVERAGE
      VALUE                    NET ASSETS   EXPENSES TO   INCOME (LOSS)     NET ASSETS         NET ASSETS    PORTFOLIO
     END OF         TOTAL          END OF       AVERAGE      TO AVERAGE     (EXCLUDING         (EXCLUDING     TURNOVER
     PERIOD    RETURN (A)    PERIOD (000)    NET ASSETS      NET ASSETS       WAIVERS)           WAIVERS)         RATE
-----------------------------------------------------------------------------------------------------------------------


  $  24.47         62.07%      $ 57,148          1.14%           (0.57)%         1.14%            (0.57)%          230%
     16.77         41.11         32,203          1.14            (0.39)          1.15             (0.40)           110
     11.90        (18.66)        28,252          1.29            (0.61)          1.43             (0.75)            92
     17.41         45.66         35.647          1.34            (0.75)          1.98             (1.39)           109
     17.11          5.38         30,968          1.32             0.20           1.79             (0.27)           125

  $  23.17         60.95%      $  8,440          1.89%           (1.30)%         1.89%            (1.30)%          230%
     16.07         39.92          2,217          1.90            (1.16)          1.91             (1.17)           110
     11.50        (16.30)+        1,104          1.90            (1.20)          1.90             (1.20)            92

  $   9.71          3.61%+     $     --          2.03%           (1.30)%         2.40%            (1.67)%           56%
      9.54         31.77+           480          1.98            (1.49)          2.15             (1.66)           109

  $  24.17         61.06%      $  8,205          1.89%           (1.28)%         1.89%            (1.28)%          230%
     16.68          7.75+           309          1.90            (1.18)          1.91             (1.19)           110

  $  24.79         62.58%      $478,975          0.89%           (0.30)%         0.89%            (0.30)%          230%
     16.92         41.42        248,679          0.90            (0.16)          0.91             (0.17)           110
     11.98        (16.17)+      113,874          0.90            (0.20)          0.90             (0.20)            92
-----------------------------------------------------------------------------------------------------------------------


  $  17.09         23.19%      $ 35,858          1.14%           (0.13)%         1.16%            (0.15)%           73%
     13.94         11.12         11,567          1.14            (0.17)          1.14             (0.17)            44
     13.58        (19.48)+       13,551          1.13             0.15           1.13              0.15             21
     18.20          1.90+        19,194          1.37            (0.38)          1.37             (0.38)             3
     17.86         41.71         22,429          1.31             0.01           1.31              0.01             29
     13.95         14.93         10,247          1.33             0.14           1.33              0.14             34

  $  16.76         22.31%      $ 13,646          1.88%           (0.89)%         1.90%            (0.91)%           73%
     13.77         10.16          1,005          1.89            (0.93)          1.89             (0.93)            44
     13.53        (19.91)+          618          1.88            (0.53)          1.88             (0.53)            21
     18.23          0.05+             1          1.90            (1.53)          1.90              1.53              3

  $  16.88         22.29%      $  1,099          1.88%           (0.84)%         1.91%            (0.87)%           73%
     13.87          2.89+           116          1.89            (1.04)          1.89             (1.04)            44

  $  17.19         23.56%      $431,906          0.89%            0.11%          0.91%             0.09%            73%
     13.98         11.36        319,752          0.89             0.08           0.89              0.08             44
     13.60        (19.31)+      367,035          0.88             0.40           0.88              0.40             21
     18.23          2.01+       461,046          1.06            (0.06)          1.06             (0.06)             3
     17.87         41.96        449,988          1.06             0.25           1.06              0.25             29
     13.96         14.94        297,793          1.08             0.41           1.08              0.41             34
-----------------------------------------------------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      73)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

EMERGING MARKETS FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 81.3%
BRAZIL -- 8.8%
CIA Brasileira de Distribuicao Grupo      60,350,000      $ 2,263
CIA Siderurgica Nacional, Cl A             9,272,000          293
CIA Vale do Rio Doce                          11,000          276
Tele Norte Leste Participacoes ADR            81,800        1,871
Telebras ADR                                   4,900          388
Unibanco GDR                                   6,500          215
                                                        ------------
                                                            5,306
                                                        ------------
CHINA -- 8.1%
China Mobile ADR*                             52,200        1,693
China Southern Airlines, Cl H*               663,000          206
China Unicom ADR*                              9,300          203
Cosco Pacific                                648,000          490
PetroChina                                 9,421,000        1,921
Shanghai Industrial Holdings                 177,000          343
                                                        ------------
                                                            4,856
                                                        ------------
HONG KONG -- 11.4%
Cheung Kong Holdings                          45,000          544
CITIC Pacific                                127,000          547
Hang Seng Bank                                53,000          571
HSBC Holdings                                128,000        1,790
Johnson Electric Holdings                    878,000        1,886
Li & Fung                                    120,000          253
Swire Pacific, Cl A                          204,000        1,272
                                                        ------------
                                                            6,863
                                                        ------------
HUNGARY -- 3.8%
EGIS                                          24,400        1,091
Richter Gedeon                                22,800        1,206
                                                        ------------
                                                            2,297
                                                        ------------
ISRAEL -- 9.5%
Check Point Software Technologies*            19,000        2,993
Teva Pharmaceutical Industries ADR            37,400        2,737
                                                        ------------
                                                            5,730
                                                        ------------
KOREA -- 3.3%
Samsung Electronics GDR (A)                   16,490        1,542
SK Telecom ADR                                18,347         470
                                                        ------------
                                                            2,012
                                                        ------------
MEXICO -- 17.3%
Fomento Economico Mexicano ADR                20,100          784
Grupo Financiero Banamex Accival, Cl O*      515,000        2,361
Grupo Posadas, Cl A*                       1,453,000        1,092
Grupo Televisa GDR*                           30,900        1,783
Telefonos de Mexico ADR                       27,100        1,441
Tubos de Acero de Mexico ADR*                 55,400          928
Walmart de Mexico*                           980,000        2,034
                                                        ------------
                                                           10,423
                                                        ------------

EMERGING MARKETS FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
POLAND -- 0.7%
Bank Rozwoju Eksportu                         13,800        $ 417
                                                        ------------
RUSSIA -- 5.4%
Lukoil-Holding ADR                            22,900        1,282
Mobile Telesystems*                           45,000        1,142
Rostelecom ADR                                20,800          183
Surgutneftegaz ADR                            46,300          677
                                                        ------------
                                                            3,284
                                                        ------------
SINGAPORE -- 4.6%
Datacraft Asia                               180,000        1,494
Flextronics International*                     8,000          657
United Overseas Bank                          61,000          438
Venture Manufacturing                         17,000          164
                                                        ------------
                                                            2,753
                                                        ------------
SOUTH AFRICA -- 4.9%
Anglo American                                15,700          828
Dimension Data Holdings*                     142,700        1,323
Standard Bank Investment                     200,500          771
                                                        ------------
                                                            2,922
                                                        ------------
TAIWAN -- 3.5%
Advanced Semiconductor Engineering*            1,130            2
Taiwan Semiconductor Manufacturing*          240,939          800
Uni-President Enterprises                    335,880          237
United Microelectronics*                      69,860          149
Via Technologies*                             82,500          872
Winbond Electronics*                             800            1
Yageo*                                        39,300           31
                                                        ------------
                                                            2,092
                                                        ------------

TOTAL FOREIGN COMMON STOCKS
     (Cost $42,835)                                        48,955
                                                        ------------

FOREIGN PREFERRED STOCKS -- 12.6%
BRAZIL -- 12.6%
Banco Bradesco                            39,020,000          323
Banco Itau                                20,370,000        1,811
CIA de Bebidas das Americas                2,417,000        2,659
Petroleo Brasileiro                           97,900        2,796
                                                        ------------
                                                            7,589
                                                        ------------

TOTAL FOREIGN PREFERRED STOCKS
     (Cost $6,727)                                          7,589
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(74      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BRAZIL -- 0.0%
Telesp Celular Participacoes ADR*,
 expire 10/02/00                                 196       $   --
                                                        ------------

TOTAL FOREIGN RIGHTS
     (Cost $0)                                                 --
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 5.1%
First American Prime Obligations Fund (B)  3,043,665        3,044
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $3,044)                                          3,044
                                                        ------------

TOTAL INVESTMENTS -- 99.0%
     (Cost $52,606)                                        59,588
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.0%                     614
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 510,439
     outstanding shares                                  $ 11,479
Portfolio Capital--Class B ($.0001 par value--
     2 billion authorized) based on 12,826
     outstanding shares                                       120
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 508
     outstanding shares                                         5
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 6,517,081
     outstanding shares                                    42,653
Accumulated net investment loss                              (297)
Accumulated net realized loss on investments                 (740)
Net unrealized appreciation of investments                  6,982
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $  60,202
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $    8.50

Maximum sales charge of 5.25% (C)                            0.47
                                                        ------------
Offering price per share -- Class A                     $    8.97
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $    8.37
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                               $    8.46

Maximum sales charge of 1.00% (F)                            0.09
                                                        ------------
Offering price per share -- Class C                     $    8.55
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $    8.55
                                                        ------------

EMERGING MARKETS FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
*Non-income producing security

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
GDR--Global Depositary Receipt

At September 30, 2000, sector diversification of the Portfolio was as follows:

                                         % of
                                      Net Assets  Value (000)
                                      ----------  -----------
FOREIGN COMMON STOCK
Telecommunications                       14.8%      $ 8,886
Electronics                              10.1%        6,104
Pharmaceuticals                           8.4%        5,034
Computer Software                         7.2%        4,315
Banking                                   7.0%        4,200
Oil & Gas                                 6.4%        3,881
Diversified Operations                    4.9%        2,946
Food, Beverage & Tobacco                  4.2%        2,500
Financial Services                        3.9%        2,361
Retail                                    3.4%        2,034
Multimedia                                3.0%        1,783
Steel                                     2.0%        1,221
Mining                                    1.8%        1,105
Lodging                                   1.8%        1,092
Real Estate                               0.9%          544
Commercial Services                       0.8%          490
Distribution/Wholesale                    0.4%          253
Transportation                            0.3%          206
                                       --------     -------
TOTAL FOREIGN COMMON STOCKS              81.3%       48,955
TOTAL FOREIGN PREFERRED STOCKS           12.6%        7,589
TOTAL FOREIGN RIGHTS                       --            --
TOTAL RELATED PARTY MONEY MARKET FUND     5.1%        3,044
                                       --------     -------
TOTAL INVESTMENTS                        99.0%       59,588
OTHER ASSETS AND LIABILITIES, NET         1.0%          614
                                       --------     -------
NET ASSETS                              100.0%      $60,202
                                       ========     =======


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      75)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

INTERNATIONAL FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 96.6%
AUSTRALIA -- 0.9%
Australia & New Zealand Banking Group        279,300      $ 2,009
Westpac Banking                              708,500        4,892
                                                        ------------
                                                            6,901
                                                        ------------
CANADA -- 3.3%
Bank of Nova Scotia                           72,600        2,111
Canadian Imperial Bank of Commerce            67,100        2,207
Nortel Networks                              300,500       17,898
Toronto-Dominion Bank                        137,700        4,045
                                                        ------------
                                                           26,261
                                                        ------------
DENMARK -- 1.3%
Novo-Nordisk, Cl B                            48,800       10,823
                                                        ------------
FINLAND -- 1.6%
Nokia                                        307,000       12,441
                                                        ------------
FRANCE -- 19.2%
Alcatel                                      321,300       20,557
Aventis                                      423,300       31,753
Axa                                          241,108       31,491
BNP Paribas                                   48,300        4,258
Groupe Danone                                 69,100        9,489
Sanofi-Synthelabo                            305,000       16,392
Societe Generale                             128,100        7,162
STMicroelectronics                           164,300        8,054
Total Fina Elf                               169,600       24,816
                                                        ------------
                                                          153,972
                                                        ------------
GERMANY -- 10.7%
Allianz, Registered                           44,200       14,491
Deutsche Bank, Registered                    197,000       16,342
Dresdner Bank, Registered                     76,900        3,349
Fresenius Medical Care                        26,500        2,381
Muenchener Rueckversicher, Registered         60,300       17,933
Schering                                     295,300       19,180
Siemens                                       96,100       12,361
                                                        ------------
                                                           86,037
                                                        ------------
HONG KONG -- 0.5%
Citic Pacific                                912,000        3,930
                                                        ------------
IRELAND -- 2.8%
Allied Irish Banks                           168,700        1,819
Bank of Ireland                              364,600        2,912
Elan ADR*                                    324,100       17,744
                                                        ------------
                                                           22,475
                                                        ------------
ISRAEL -- 0.3%
Check Point Software Technologies*            14,400        2,268
                                                        ------------

INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
ITALY -- 4.6%
Alleanza Assicurazioni                       802,200     $ 10,619
Assicurazioni Generali                       155,500        5,002
San Paolo-IMI                              1,319,700       21,453
                                                        ------------
                                                           37,074
                                                        ------------
JAPAN -- 7.5%
Canon                                         48,000        2,128
Chugai Pharmaceutical                        234,000        4,251
Eisai                                        144,000        4,544
Fujikura                                     596,000        4,909
Furukawa Electric                            271,000        7,486
Keyence                                        8,500        2,942
NEC                                          360,000        8,179
Nomura Securities                            193,000        4,197
Sumitomo Electric Industries                 528,000        9,113
Takeda Chemical Industries                   147,800        9,766
Tokyo Electron                                27,200        2,467
                                                        ------------
                                                           59,982
                                                        ------------
MEXICO -- 0.5%
Grupo Televisa GDR*                           74,900        4,321
                                                        ------------
NETHERLANDS -- 14.9%
ABN Amro Holding                             960,900       22,387
Ahold                                        182,200        5,166
Heineken                                     247,700       13,771
ING Groep                                    487,300       32,460
Philips Electronics                          257,629       11,088
Qiagen ADR*                                   57,900        2,729
Royal Dutch Petroleum                        531,000       32,095
                                                        ------------
                                                          119,696
                                                        ------------
NORWAY -- 0.4%
Norsk Hydro                                   73,800        3,089
                                                        ------------
SINGAPORE -- 0.9%
City Developments                            692,000        3,380
United Overseas Bank                         486,000        3,491
                                                        ------------
                                                            6,871
                                                        ------------
SPAIN -- 1.1%
Banco Bilbao Vizcaya Argentaria              590,400        8,920
                                                        ------------
SWEDEN -- 2.3%
Ericsson Telephone ADR                       533,200        7,898
Investor, Cl B                               334,600        4,741
Securitas, Cl B                              280,400        6,127
                                                        ------------
                                                           18,766
                                                        ------------
SWITZERLAND -- 11.0%
Credit Suisse Group, Registered              111,900       20,912
Julius Baer Holdings, Bearer                     350        1,815
Nestle, Registered                             7,466       15,551
Novartis, Registered                          12,200       18,705
Serono, Bearer                                14,780       18,043
UBS, Registered                              101,600       13,520
                                                        ------------
                                                           88,546
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(76      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
UNITED KINGDOM -- 12.8%
Amvescap                                     798,600     $ 17,286
Baltimore Technologies*                      183,200        1,869
BP Amoco                                     228,700        2,036
Capita Group                                 670,800        5,951
Celltech Group*                              135,300        2,699
CGNU                                         584,400        8,295
Glaxo Wellcome                               339,800       10,289
HSBC Holdings                                362,400        5,154
HSBC Holdings (HKD)                        1,741,600       24,347
Logica                                       261,600        8,606
Nycomed Amersham                             474,300        4,653
Reuters Group                                458,400        8,689
Sema Group                                   134,500        2,307
                                                        ------------
                                                          102,181
                                                        ------------

TOTAL FOREIGN COMMON STOCKS
     (Cost $736,828)                                      774,554
                                                        ------------

FOREIGN PREFERRED STOCKS -- 0.6%
GERMANY -- 0.6%
SAP                                           19,400        4,759
                                                        ------------

TOTAL FOREIGN PREFERRED STOCKS
     (Cost $5,251)                                          4,759
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 2.8%
First American Prime Obligations Fund (A) 22,529,135       22,529
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $22,529)                                        22,529
                                                        ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $764,608)                                      801,842
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.0% (B)                (206)
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 4,870,299
     outstanding shares                                  $ 69,836
Portfolio Capital--Class B ($.0001 par value--
     2 billion authorized) based on 756,344
     outstanding shares                                    13,264
Portfolio Capital--Class C ($.0001 par value--
     2 billion authorized) based on 1,226,981
     outstanding shares                                    24,719
Portfolio Capital--Class Y ($.0001 par value--
     2 billion authorized) based on 36,361,490
     outstanding shares                                   460,490
Accumulated net investment loss                           (12,455)
Accumulated net realized gain on investments              214,164
Net unrealized appreciation of investments                 37,234
Net unrealized depreciation of forward foreign currency
     contracts, foreign currency and translation of
     other assets and liabilities in foreign currency      (5,616)
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 801,636
                                                        ------------

INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------
Net asset value and redemption price per
     share -- Class A                                   $   18.52

Maximum sales charge of 5.25%  (C)                           1.03
                                                        ------------
Offering price per share -- Class A                     $   19.55
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   17.85
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                               $   18.30

Maximum sales charge of 1.00% (F)                            0.18
                                                        ------------
Offering price per share -- Class C                     $   18.48
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   18.58
                                                        ------------

*Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of the total net assets include the following amounts (000):

       Cash collateral received for securities on loan       $ 42,465
       Payable upon receipt of seucrities on loan            $(42,465)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class
GDR--Global Depositary Receipt
HKD--Hong Kong Dollar

At September 30, 2000, sector diversification of the Portfolio was as follows:

                                        % of
                                     Net Assets   Value (000)
                                     ----------   -----------
FOREIGN COMMON STOCK
Banking                                 21.6%     $173,107
Pharmaceuticals                         20.5%      164,189
Insurance                               15.0%      120,291
Oil & Gas                                7.4%       58,946
Telecommunication Equipment              7.3%       58,795
Electronics                              7.0%       56,365
Food, Beverage & Tobacco                 5.5%       43,977
Financial Services                       3.3%       26,224
Manufacturing                            1.9%       15,450
Computer Services                        1.9%       15,050
Multimedia                               1.6%       13,009
Commercial Services                      1.5%       12,078
Medical Supplies                         0.9%        7,034
Diversified Operations                   0.5%        3,930
Real Estate                              0.4%        3,380
Biomedical                               0.3%        2,729
                                     --------     --------
TOTAL FOREIGN COMMON STOCKS             96.6%      774,554
TOTAL FOREIGN PREFERRED STOCKS           0.6%        4,759
TOTAL RELATED PARTY MONEY MARKET FUND    2.8%       22,529
                                     --------     --------
TOTAL INVESTMENTS                      100.0%      801,842
OTHER ASSETS AND LIABILITIES, NET         --          (206)
                                     --------     --------
NET ASSETS                             100.0%     $801,636
                                     ========     ========


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      77)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

INTERNATIONAL INDEX FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 95.2%
AUSTRALIA -- 2.0%
AMP                                           19,902        $ 177
Boral                                         13,214           14
Brambles Industries                            4,950          129
Broken Hill Proprietary                       21,404          222
Coca-Cola Amatil                              21,218           43
Coles Myer                                    20,939           81
CSR                                           11,898           26
Foster's Brewing Group                        27,802           65
Lend Lease                                     7,021           79
MIM Holdings                                  54,945           32
National Australia Bank                       16,030          221
News Corporation                              24,653          347
Orica                                          7,707           24
Origin Energy                                 13,214           14
Pacific Dunlop                                34,457           29
Rio Tinto                                      3,570           48
Santos                                        14,125           48
Southcorp                                     16,425           46
Telstra                                       87,286          286
Westfield Trust                               32,821           56
Westpac Banking                               20,262          140
WMC                                           16,793           69
                                                        ------------
                                                            2,196
                                                        ------------
AUSTRIA -- 0.2%
Bank Austria                                   1,386           75
Generale Holding Vienna                          269           43
Oest Elektrizatswirts, Cl A                      367           34
OMV                                              340           25
Wienerberger Baustoffindustrie                   394            8
                                                        ------------
                                                              185
                                                        ------------
BELGIUM -- 0.8%
Bekaert                                          870           36
Delhaize-Le Lion                               1,220           57
Electrabel                                       522          110
Electrabel Strip*                                300           --
Fortis, Cl B                                   8,388          258
Fortis, Cl B Strip*                              180           --
Groupe Bruxelles Lambert                         458          111
KBC Bancassurance Holding                      3,420          143
KBC Bancassurance Holding Strip                   70           --
Solvay                                         1,720          102
Union Miniere                                    428           15
                                                        ------------
                                                              832
                                                        ------------
DENMARK -- 0.8%
Carlsberg, Cl A                                  562           22
Carlsberg, Cl B                                   36            1
D/S 1912, Cl B                                    20          215
D/S Svendborg, Cl B                                9          130
Danisco                                        1,429           52
Den Danske Bank                                  399           51

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FLS Industries, Cl B                               5        $  --
ISS*                                             840           52
Novo-Nordisk, Cl B                             1,011          224
Radiometer, Cl B                                 417           10
Tele Danmark, Cl B                             2,572          141
                                                        ------------
                                                              898
                                                        ------------
FINLAND -- 2.6%
Kesko                                          3,100           27
Kone, Cl B                                       700           43
Nokia                                         57,600        2,334
Outokumpu                                      3,500           27
Sampo Insurance, Cl A                          1,350           66
Sanitec                                          141            1
Sonera                                         9,100          231
Stockmann, Cl A                                1,200           16
UPM-Kymmene                                    3,540           91
Wartsila, Cl B                                   700           12
                                                        ------------
                                                            2,848
                                                        ------------
FRANCE -- 10.6%
Accor                                          2,854          106
Air Liquide                                    1,017          119
Alcatel                                       12,210          781
Aventis                                        9,184          689
Axa                                            4,111          537
BNP Paribas                                    5,139          453
Bouygues                                       3,990          201
Canal Plus                                     1,537          230
Cap Gemini                                       959          180
Carrefour Supermarche                          8,082          597
Casino Guichard Perrachon                      1,114          105
Chargeurs                                        200           12
Compagnie de Saint-Gobain                        908          114
Dassault Systemes                              1,504          122
Eridania Beghin-Say                              300           26
France Telecom                                11,608        1,244
Gecina                                           264           24
Groupe Danone                                  1,594          219
L'Oreal                                        7,770          603
Lafarge                                        1,217           84
Lagardere SCA                                  1,631           99
LVMH Moet-Hennessey Louis Vuitton              5,750          434
Michelin, Cl B                                 1,758           49
Pernod Ricard                                  1,302           65
Peugeot Citroen                                  568          101
Pinault-Printemps-Redoute                      1,379          243
Sadexho Alliance                                 628          100
Sagem                                            486          104
Sanofi-Synthelabo                              9,372          504
Schneider Electric                             2,014          127
Sidel                                            800           46
Simco                                            556           37
Societe BIC                                    1,500           56
Societe Eurafrance                               110           62
Societe Generale                               5,028          281

The accompanying notes are an integral part of the financial statements.


(78      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
STMicroelectronics                            10,725       $  526
Suez Lyonnaise des Eaux                        2,358          366
Suez Lyonnaise des Eaux Strip*                 1,520           --
Thomson CSF                                    2,035           86
Total Fina Elf                                 8,969        1,312
Total Fina Elf Strip*                          2,079           --
Union du Credit-Bail Immobilier                  395           58
Usinor                                         2,568           23
Valeo                                          1,203           52
Vivendi                                        7,020          522
                                                         -----------
                                                           11,699
                                                         -----------
GERMANY -- 7.7%
Adidas-Salomon                                   900           49
AGIV                                             880            9
Allianz, Registered                            2,800          918
BASF                                           7,400          262
Bayer                                          8,550          316
Bayer Hypo-und Vereinsbank                     5,137          281
Beiersdorf                                     1,550          146
Bilfinger & Berger Bau                         1,200           14
Brau und Brunnen*                                150            4
Continental                                    3,100           54
DaimlerChrysler                               11,669          520
Deutsche Bank                                  7,300          606
Deutsche Lufthansa, Registered                 4,800           98
Deutsche Telekom                              35,950        1,234
Deutz*                                           550            2
Dresdner Bank                                  6,500          283
E.ON                                           8,872          457
EM.TV & Merchandising                          1,300           68
Heidelberger Zement                              995           49
Heidelberger Zement (BE)                         122            6
Hochtief                                       1,900           39
KarstadtQuelle                                 1,000           32
Linde                                          1,500           61
MAN                                            1,950           51
Merck KGAA                                     2,800           97
Metro                                          3,584          147
Muenchener Rueckversicher, Registered          2,100          625
Preussag                                       2,450           75
RWE                                            5,330          187
SAP                                            2,310          444
Schering                                       3,150          205
Siemens                                        7,020          903
ThyssenKrupp                                   6,500           87
Volkswagen                                     4,000          184
                                                        ------------
                                                            8,513
                                                        ------------
HONG KONG -- 2.3%
Bank of East Asia                             26,086           59
Cathay Pacific Airways                        54,000           99
Cheung Kong Holdings                          26,000          314
Chinese Estates Holdings*                    114,725           14
CLP Holdings                                  29,500          132
Hang Seng Bank                                23,700          255

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Hong Kong & China Gas                         73,514        $  92
Hong Kong & Shanghai Hotels                   29,000           18
Hopewell Holdings                             26,227           10
Hutchison Whampoa                             49,500          657
Hysan Development                             29,500           38
Miramar Hotel & Investment                    19,000           12
Pacific Century CyberWorks*                  162,402          183
Peregrine Investment Holdings*                13,000           --
Shangri-La Asia                               60,000           65
Shun Tak Holdings                             75,146           11
Sino Land                                     78,657           39
South China Morning Post                      46,000           35
Sun Hung Kai Properties                       29,000          273
Swire Pacific, Cl A                           20,500          128
Television Broadcasts                         10,000           60
Wharf Holdings                                35,150           72
Wing Lung Bank                                 3,500           13
                                                        ------------
                                                            2,579
                                                        ------------
IRELAND -- 0.3%
Allied Irish Banks                            12,432          134
Eircom                                        26,700           59
Greencore Group                                5,342           13
Independent News & Media                      11,430           42
Irish Life & Permanent                         5,087           50
Kerry Group                                    4,102           53
Waterford Wedgwood                                14           --
                                                        ------------
                                                              351
                                                        ------------
ITALY -- 4.2%
Arnoldo Mondadori Editore                      4,198           50
Assicurazioni Generali                        13,994          450
Banca Intesa                                  58,000          224
Benetton Group                                33,400           60
Enel                                          83,577          324
ENI                                           95,725          507
Fiat                                           4,710          110
Fiat RNC                                       2,640           35
Italcementi                                    4,394           36
Italgas                                       14,000           61
Mediaset                                      14,984          223
Mediobanca                                     8,000           85
Montedison                                    51,740          101
Olivetti                                      60,300          166
Parmalat Finanziaria                          40,900           60
Pirelli                                       31,000           90
Riunione Adriatica di Sicurta                 10,380          136
San Paolo-IMI                                 17,247          280
Sirti                                          3,500            5
Telecom Italia                                43,888          466
Telecom Italia Mobile                         78,607          635
Telecom Italia Mobile RNC                     19,394           92
Telecom Italia RNC                             9,883           54
Unicredito Italiano                           62,500          326
                                                        ------------
                                                            4,576
                                                        ------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      79)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
JAPAN -- 26.1%
77 Bank                                        8,000        $  60
Acom                                           1,700          142
Advantest                                      1,300          204
Ajinomoto                                      8,000           90
Alps Electric                                  3,000           66
Amada                                          5,000           41
Aoyama Trading                                 1,100           10
Asahi Bank                                    35,000          144
Asahi Breweries                                7,000           63
Asahi Chemical Industry                       19,000          113
Asahi Glass                                   16,000          164
Ashikaga Bank                                  2,000            4
Bank of Tokyo-Mitsubishi                      55,000          650
Bank of Yokohama                              19,000           87
Bridgestone                                   10,000          120
Canon                                         11,000          488
Central Japan Railway                             27          158
Chugai Pharmaceutical                          5,000           91
Chuo Mitsui Trust & Banking                    5,100           18
Citizen Watch                                  1,000           11
Credit Saison                                  3,900           85
Dai Nippon Printing                           11,000          163
Daicel Chemical Industries                    10,000           28
Daiei*                                        16,000           43
Daiichi Pharmaceutical                         7,000          178
Daikin Industries                              4,000           77
Dainippon Ink & Chemicals                      5,000           19
Dainippon Screen Manufacturing                 7,000           51
Daito Trust Construction                       3,000           49
Daiwa House Industries                         9,000           63
Daiwa Securities                              16,000          188
Denki Kagaku Kogyo                            13,000           47
Denso                                         11,000          256
East Japan Railway                                47          261
Ebara                                          5,000           76
Eisai                                          5,000          158
Fanuc                                          3,100          343
Fuji Photo Film                                6,000          201
Fujitsu                                       24,000          557
Furukawa Electric                              8,000          221
Gunma Bank                                    13,000           71
Haseko*                                       15,000            4
Hitachi                                       39,000          453
Hokuriku Bank*                                 2,000            5
Honda Motor                                   12,000          442
House Foods                                    3,000           41
Hoya                                           2,000          157
Isetan                                         2,000           17
Ito-Yokado                                     5,000          261
Itochu*                                       20,000           93
Japan Air Lines                               24,000           91
Japan Tobacco                                     25          196
Joyo Bank                                     16,000           60
Jusco                                          6,000          110
Kajima                                        25,000           65
Kaneka                                         6,000           63
Kansai Electric Power                          8,400          137

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Kao                                            7,000        $ 191
Kawasaki Kisen Kaisha                         24,000           49
Kawasaki Steel                                44,000           52
Kinden                                         7,000           42
Kinki Nippon Railway                          22,000          102
Kirin Brewery                                 13,000          134
Komatsu                                       16,000           97
Konica                                         3,000           21
Kubota                                        26,000           91
Kurita Water Industries                        3,000           55
Kyocera                                        2,400          366
Kyowa Hakko Kogyo                              7,000           58
Makita                                         4,000           32
Marubeni*                                     24,000           60
Marui                                          5,000           78
Matsushita Electric Industrial                24,000          629
Meiji Milk Products                            6,000           28
Meiji Seika                                    7,000           42
Mitsubishi                                    19,000          153
Mitsubishi Chemical                           28,000           97
Mitsubishi Electric                           26,000          215
Mitsubishi Estate                             16,000          167
Mitsubishi Heavy Industries                   43,000          170
Mitsubishi Materials                          18,000           56
Mitsubishi Trust & Banking                    18,000          148
Mitsui                                        19,000          119
Mitsui Fudosan Real Estate                    11,000          138
Mitsui Marine & Fire Insurance                12,000           55
Mizuho Holdings*                                  76          626
Mori Seiki                                     2,000           25
Murata Manufacturing                           3,000          414
Mycal                                          5,000           14
NEC                                           19,000          432
NGK Insulators                                 8,000          115
NGK Spark Plug                                 4,000           67
Nikon                                          5,000          101
Nintendo                                       1,600          292
Nippon Express                                15,000           80
Nippon Mitsubishi Oil                         22,925          133
Nippon Paper Industries                       13,000           80
Nippon Sheet Glass                             7,000          112
Nippon Shokubai                                2,000           10
Nippon Steel                                  74,000          131
Nippon Telegraph & Telephone                     149        1,462
Nippon Yusen Kabushiki Kaisha                 21,000          107
Nissan Motors*                                49,000          281
Nissin Food Products                           3,000           74
Nitto Denko                                    2,000           75
Nomura Securities                             23,000          500
NSK                                            7,000           50
NTN                                            2,000            7
Obayashi                                      17,000           63
Oji Paper                                     12,000           74
Olympus Optical                                6,000           92
Omron                                          4,000          105
Oriental Land                                  1,400          115
Orix                                           1,200          143
Osaka Gas                                     41,000          108

The accompanying notes are an integral part of the financial statements.


(80      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Penta-Ocean Construction                       1,000        $   1
Pioneer Electronics                            3,000          122
Rohm                                           1,500          411
Sakura Bank                                   50,000          373
Sankyo                                         7,000          156
Sanyo Electric                                25,000          220
Sapporo Breweries                             12,000           39
Secom                                          3,000          241
Sega Enterprises*                              2,000           19
Sekisui Chemical                              13,000           43
Sekisui House                                 11,000          106
Sharp                                         14,000          217
Shimano                                        3,000           58
Shimizu                                       19,000           56
Shin-Etsu Chemical                             5,000          211
Shiseido                                       8,000           99
Shizuoka Bank                                 11,000           94
Showa Denko                                   37,000           46
SMC                                              800          134
Softbank                                       3,900          365
Sony                                          17,500        1,775
Sumitomo                                      13,000          113
Sumitomo Bank                                 37,000          469
Sumitomo Chemical                             22,000          110
Sumitomo Electric Industries                   9,000          155
Sumitomo Forestry                              3,000           22
Sumitomo Marine & Fire Insurance              15,000           89
Sumitomo Metal Industries*                    65,000           38
Sumitomo Metal Mining                         11,000           61
Taiheiyo Cement                               25,000           39
Taisei                                        12,000           18
Taisho Pharmaceutical                          5,000          155
Takara Shuzo                                   3,000           61
Takashimaya                                    7,000           49
Takeda Chemical Industries                    11,000          727
Takefuji                                       1,700          187
Teijin                                        15,000           62
Toa                                            9,000           10
Tobu Railway                                   1,000            3
Toho                                             470           78
Tohoku Electric Power                          2,600           36
Tokai Bank                                    28,000          142
Tokio Marine & Fire Insurance                 18,000          180
Tokyo Broadcasting System                      3,000          121
Tokyo Electric Power                          14,700          346
Tokyo Electron                                 2,000          181
Tokyo Gas                                     30,000           80
Tokyu                                         17,000           88
Toppan Printing                               11,000          106
Toray                                         21,000           82
Toshiba                                       37,000          298
Tosho                                         12,000           38
Tostem                                         3,000           42
Toto                                          10,000           81
Toyo Seikan Kaisha                             3,000           53
Toyobo                                        31,000           55
Toyota Motor                                  44,000        1,739
Ube Industries                                18,000           37
Yamanouchi Pharmaceutical                      5,000          241

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Yamato Transport                               6,000        $ 133
Yamazaki Baking                                5,000           42
Yokogawa Electric                              7,000           64
                                                        ------------
                                                           28,804
                                                        ------------
MALAYSIA -- 0.0%
Silverstone                                    3,325           --
YTL                                            4,000            4
                                                        ------------
                                                                4
                                                        ------------
NETHERLANDS -- 5.2%
ABN Amro Holding                              17,276          403
Aegon                                         15,112          570
Ahold                                          7,803          221
Akzo Nobel                                     3,668          155
ASM Lithography Holding*                       5,013          166
Buhrmann                                       1,772           45
Elsevier                                       9,805          110
Getronics                                      5,433           55
Heineken                                       4,014          223
ING Groep                                     11,115          740
KLM Royal Dutch Airlines                       1,209           23
KPN                                           11,492          250
Philips Electronics                           15,787          679
Royal Dutch Petroleum                         25,170        1,521
TNT Post Group                                 6,343          148
Unilever                                       6,638          322
Vopak                                          1,874           37
Wolters Kluwer                                 4,086           83
                                                        ------------
                                                            5,751
                                                        ------------
NEW ZEALAND -- 0.1%
Brierley Investments                          66,325            9
Carter Holt Harvey                            49,289           33
Fletcher Challenge Building                    3,165            3
Fletcher Challenge Energy                      4,794           17
Fletcher Challenge Forest                     19,179            6
Lion Nathan                                       26           --
Telecom Corporation of New Zealand            20,802           52
                                                        ------------
                                                              120
                                                        ------------
NORWAY -- 0.5%
Bergesen, Cl A                                 2,400           50
CRH                                            5,134           82
Hafslund, Cl A                                 3,850           21
Hafslund, Cl B                                 1,600            5
Norsk Hydro                                    3,350          140
Norske Skogindustrier                            700           22
Orkla, Cl A                                    5,000           97
Petroleum Geo-Services*                        3,500           59
Storebrand                                     9,124           65
                                                        ------------
                                                              541
                                                        ------------
PORTUGAL -- 0.3%
Electricidade de Portugal                     45,510          144
Portugal Telecom                              20,550          211
                                                        ------------
                                                              355
                                                        ------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      81)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
SINGAPORE -- 0.8%
City Developments                             17,000        $  83
DBS Group Holdings                            18,211          201
DBS Land                                      46,000           70
Fraser & Neave                                 3,000           10
Overseas-Chinese Banking                      21,141          134
Singapore Airlines                            16,000          152
Singapore Telecommunications                  83,000          130
United Overseas Bank                          17,280          124
                                                        ------------
                                                              904
                                                        ------------
SPAIN -- 2.7%
Acerinox                                         745           20
Altadis                                        6,758           98
Autopistas Concesionaria Espanola              5,150           40
Banco Bilbao Vizcaya Argentaria               35,972          543
Banco Santander Central Hispano               49,777          546
Corporacion Financiera Alba                    1,074           27
Corporacion Mapfre                                94            1
Endesa                                        12,206          229
Fomento de Construcciones Y Contratas          1,720           28
Gas Natural SDG                                7,368          123
Iberdrola                                     11,843          151
Metrovacesa                                    1,124           18
Repsol YPF                                    15,444          284
Telefonica*                                   39,193          777
Union Electrica Fenosa                         4,413           79
Vallehermoso                                   2,745           16
Zardoya-Otis                                   4,040           33
                                                        ------------
                                                            3,013
                                                        ------------
SWEDEN -- 2.7%
Atlas Copco, Cl A                              3,220           55
Drott, Cl B                                    2,459           29
Electrolux, Cl B                               6,655           84
Ericsson, Cl B                                93,816        1,427
Hennes & Mauritz, Cl B                        11,140          223
Nordic Baltic Holding*                        14,584          103
Skandia Forsakrings                           13,860          275
Skandinaviska Enskilda Banken, Cl A           12,859          156
Skanska, Cl B                                  2,459           84
SKF, Cl B                                      3,000           39
Svenska Cellulosa, Cl B                        4,410           78
Svenska Handlesbanken, Cl A                   11,253          181
Swedish Match                                 20,354           63
Trelleborg, Cl B                               2,000           13
Volvo, Cl A                                    3,737           59
Volvo, Cl B                                    5,215           84
                                                        ------------
                                                            2,953
                                                        ------------
SWITZERLAND -- 5.7%
ABB                                            3,655          355
Adecco, Bearer                                   271          176
Alusuisse Group, Registered*                     120           70
Credit Suisse Group, Registered                3,284          614
Givaudan, Registered*                            105           27
Holderbank Financiere Glarus, Bearer              71           74
Lonza                                            120           57

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Nestle, Registered                               445       $  927
Novartis, Registered                             855        1,311
Roche Holding, Bearer                             21          208
Roche Holding, Genusscheine                       84          739
SAirGroup, Registered                            250           36
Schindler Holding, Registered                     25           39
SGS Holdings, Bearer                              32           44
SGS Holdings, Registered                          91           31
Swatch Group, Bearer                              56           81
Swatch Group, Registered                         273           81
Swiss Reinsurance, Registered                    147          281
Swisscom, Registered                             860          211
UBS, Registered                                5,111          680
Valora Holding, Registered                       140           30
Zurich Allied, Registered                        380          176
                                                        ------------
                                                            6,248
                                                        ------------
UNITED KINGDOM -- 19.6%
3I Group                                       6,653          166
Abbey National                                16,611          221
Allied Zurich                                 18,002          205
Amvescap                                       8,262          179
Anglian Water*                                 8,839           76
Arm Holdings*                                 12,870          143
AstraZeneca                                   17,854          936
AstraZeneca (SK)                               3,133          164
BAE Systems                                   33,888          183
BAE Systems CALS                               7,691           11
Balfour Beatty                                10,071           16
Barclays                                      17,317          479
Bass                                          11,745          115
BBA Group                                      9,021           49
BG Group                                      41,357          263
Blue Circle Industries                        11,151           68
BOC Group                                      6,429           85
Boots                                         11,374           86
BP Amoco                                     232,432        2,069
British Airways                               13,920           59
British American Tobacco                      31,245          202
British Sky Broadcasting*                     20,872          321
British Telecommunications                    75,841          797
Cadbury Schweppes                             25,260          149
Carlton Communications                         9,863           77
Centrica                                      50,121          161
CGNU                                          13,897          197
Coats Viyella                                 22,869           15
Corus Group                                   41,185           31
Diageo                                        37,363          334
Electrocomponents                              9,618          103
EMI Group                                     10,857           87
GKN                                            9,305           93
Glaxo Wellcome                                42,278        1,280
Granada Compass*                              27,815          260
Great Universal Stores                        14,216           90
Halifax Group                                 26,450          226
Hammerson                                     10,193           63
Hanson                                        11,299           63
Hays                                          24,327          142

The accompanying notes are an integral part of the financial statements.


(82      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Hilton Group                                  23,828       $   68
HSBC Holdings                                 97,094        1,381
IMI                                           10,949           34
Imperial Chemical Industries                  11,818           67
Invensys                                      47,743          104
J Sainsbury                                   26,064          144
Jefferson Smurfit Group                       18,215           32
Johnson Matthey                                4,897           68
Kingfisher                                    17,067          112
Land Securities                                7,453           85
Lasmo                                         21,742           42
Legal & General Group                         61,066          148
Lloyds TSB Group                              62,445          583
Logica                                         4,777          157
Marconi                                       31,649          433
Marks & Spencer                               35,186          106
National Grid Group                           16,779          144
National Power                                14,180           99
Nycomed Amersham                              10,428          102
Pearson                                        7,619          212
Peninsular & Oriental Steam Navigation        10,802           95
Pilkington                                    29,405           35
Provident Financial                            5,269           65
Prudential                                    22,333          305
Rank Group                                    16,954           41
Reed International                            15,791          125
Reuters Group                                 17,636          334
Rexam                                         12,784           43
Rio Tinto                                     12,456          181
RMC Group                                      4,153           36
Royal Bank of Scotland Group                  30,592          646
Sage Group                                    16,339          122
Schroders                                      4,178           86
Scottish Power                                22,765          177
Sema Group                                     6,532          112
Slough Estates                                 9,571           50
SmithKline Beecham                            66,024          904
Smiths Industries                              4,855           50
Tate & Lyle                                   10,382           36
Tesco                                         79,263          291
Thames Water                                   8,322          149
TI Group                                      10,548           54
Unilever                                      33,972          220
United Utilities                               9,948          101
Vodafone Group                               719,568        2,686
Williams                                      16,024           78
Wolseley                                       7,923           37
WPP Group                                     10,267          124
                                                        ------------
                                                           21,568
                                                        ------------

TOTAL FOREIGN COMMON STOCKS
     (Cost $80,937)                                       104,938
                                                        ------------

INTERNATIONAL INDEX FUND (CONTINUED)

DESCRIPTION                          SHARES/PAR (000)    VALUE (000)
--------------------------------------------------------------------
FOREIGN PREFERRED STOCKS -- 0.8%
AUSTRALIA -- 0.3%
News Corporation                              26,093        $ 312
                                                        ------------
GERMANY -- 0.4%
RWE                                              250            7
SAP                                            1,680          412
Volkswagen                                     2,000           55
                                                        ------------
                                                              474
                                                        ------------
ITALY -- 0.1%
Fiat                                           3,190           48
                                                        ------------

TOTAL FOREIGN PREFERRED STOCKS
     (Cost $360)                                              834
                                                        ------------

FOREIGN CONVERTIBLE BONDS -- 0.0%
SPAIN -- 0.0%
Banco Bilbao Viscaya Argentaria
     0.000%, 07/30/02                          EU 12           13
                                                        ------------
UNITED KINGDOM -- 0.0%
BG Transco Holdings
     7.000%, 12/16/24                          GB  9           13
BG Transco Holdings (A)
     7.273%, 12/14/09                          GB  9           13
     4.188%, 12/14/22                          GB  9           13
                                                        ------------
                                                               39
                                                        ------------

TOTAL FOREIGN CONVERTIBLE BONDS
     (Cost $12)                                                52
                                                        ------------

FOREIGN WARRANTS -- 0.0%
FRANCE -- 0.0%
Vivendi*, expire 05/02/01                         19           --
                                                        ------------
HONG KONG -- 0.0%
Chinese Estates Holdings*, expire 11/24/00    10,429           --
                                                        ------------
MALAYSIA -- 0.0%
United Engineers*, expire 11/18/02             5,600            3
                                                        ------------
SINGAPORE -- 0.0%
Asia Food & Properties*, expire 07/12/02       2,900           --
                                                        ------------

TOTAL FOREIGN WARRANTS
     (Cost $0)                                                  3
                                                        ------------

U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bill (B)(C)
     6.226%, 12/14/00                          $ 300          296
                                                        ------------

TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $296)                                              296
                                                        ------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      83)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.2%
First American Prime Obligations Fund (D)  3,557,487      $ 3,557
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $3,557)                                          3,557
                                                        ------------

TOTAL INVESTMENTS -- 99.5%
     (Cost $85,162)                                       109,680
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%                     565
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($.0001 par value--
     2 billion authorized) based on 228,144
     outstanding shares                                   $ 2,368
Portfolio Capital--Class B ($.0001 par value--
     2 billion authorized) based on 66,839
     outstanding shares                                       828
Portfolio Capital-Class Y ($.0001 par value--
     2 billion authorized) based on 8,049,000
     outstanding shares                                    69,806
Distributions in excess of net investment income             (979)
Accumulated net realized gain on investments               13,791
Net unrealized appreciation of investments and open
     futures contracts                                     24,558
Net unrealized depreciation of forward foreign currency
     contracts, foreign currency and translation of
     other assets and liabilities in foreign currency        (127)
                                                        ------------
TOTAL NET ASSETS -- 100.0%                              $ 110,245
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   13.19

Maximum sales charge of 5.25% (E)                            0.73
                                                        ------------
Offering price per share -- Class A                     $   13.92
                                                        ------------

Net asset value and offering price per
     share -- Class B (F)                               $   13.11
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   13.21
                                                        ------------

*Non-income producing security

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of September 30, 2000.

(B) The rate reflected in the Statement of Net Assets represents the security's discount rate at purchase.

(C) Security has been pledged as collateral for open futures positions.

(D) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(F) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

BE--Brussels Exchange
CALS--Capital Amortizing Loan Stock
Cl--Class
EU--Euro
GB--Great British Pound
RNC--Risparmio Non-Convertible
SK--Swedish Krona

INTERNATIONAL INDEX FUND (CONCLUDED)

------------------------------------------------------------------------------
At September 30, 2000, sector diversification of the Portfolio was as follows:

                                        % of
                                      Net Assets   Value (000)
                                      ----------   ------------
FOREIGN COMMON STOCK
Telecommunications                       14.7%       $16,165
Banking                                  12.7%        13,994
Pharmaceuticals                           8.2%         9,023
Electronics                               6.4%         6,969
Oil & Gas                                 6.3%         6,918
Insurance                                 5.7%         6,239
Food, Beverage & Tobacco                  5.6%         6,180
Automotive                                3.9%         4,336
Consumer Goods                            2.8%         3,058
Multimedia                                2.2%         2,439
Manufacturing                             2.4%         2,682
Electric Services                         2.1%         2,355
Financial Services                        2.1%         2,334
Transportation                            2.0%         2,224
Chemicals                                 1.9%         2,124
Retail                                    1.8%         1,957
Real Estate                               1.6%         1,720
Commercial Services                       1.5%         1,707
Construction                              1.1%         1,228
Computer Services                         1.1%         1,228
Building Materials                        1.0%         1,135
Cosmetics & Toiletries                    1.0%         1,066
Diversified Operations                    0.9%         1,043
Machinery                                 0.8%           842
Water Treatment                           0.7%           747
Mining                                    0.7%           711
Computer Software                         0.6%           689
Distribution/Wholesale                    0.5%           582
Internet                                  0.5%           548
Paper Products                            0.4%           436
Recreation                                0.4%           407
Metals                                    0.4%           391
Defense                                   0.3%           384
Textiles                                  0.3%           335
Medical Supplies                          0.2%           269
Lodging                                   0.2%           200
Advertising                               0.1%           124
Packaging                                 0.1%           123
Agriculture                               0.0%            26
                                       --------     --------
TOTAL FOREIGN COMMON STOCKS              95.2%       104,938
TOTAL FOREIGN PREFERRED STOCKS            0.8%           834
TOTAL FOREIGN CONVERTIBLE BONDS            --             52
TOTAL FOREIGN WARRANTS                     --              3
TOTAL U.S. TREASURY OBLIGATIONS           0.3%           296
TOTAL RELATED PARTY MONEY MARKET FUND     3.2%         3,557
                                       --------     --------
TOTAL INVESTMENTS                        99.5%       109,680
OTHER ASSETS AND LIABILITIES, NET         0.5%           565
                                       --------     --------
NET ASSETS                              100.0%      $110,245
                                       ========     ========


The accompanying notes are an integral part of the financial statements.


(84      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 2000 in thousands

                                                                                                           INTERNATIONAL
                                                                                                                    FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investment securities, at value (cost $764,608)                                                                 $801,842
Cash                                                                                                                   9
Foreign currency                                                                                                   4,738
Unrealized gains on foreign exchange contracts                                                                     2,211
RECEIVABLES:
Investment securities sold                                                                                        12,508
Portfolio shares sold                                                                                              6,353
Foreign withholding tax reclaim receivable                                                                         1,013
Dividends and interest receivable                                                                                    704
Collateral received for securities loaned, at value                                                               42,465
-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                     891,843
=========================================================================================================================
LIABILITIES:
Unrealized losses on foreign exchange contracts                                                                    7,764
PAYABLES:
Investment securities purchased                                                                                   30,197
Capital shares redeemed                                                                                            8,697
Accrued expenses                                                                                                   1,084
Payable upon return of securities loaned                                                                          42,465
-------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                 90,207
=========================================================================================================================
TOTAL NET ASSETS                                                                                                $801,636
=========================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio Capital - Class A ($.0001 par value - 2 billion authorized) based on 4,870,299 outstanding shares       69,836
Portfolio Capital - Class B ($.0001 par value - 2 billion authorized) based on 756,344 outstanding shares         13,264
Portfolio Capital - Class C ($.0001 par value - 2 billion authorized) based on 1,226,981 outstanding shares       24,719
Portfolio Capital - Class Y ($.0001 par value - 2 billion authorized) based on 36,361,490 outstanding shares     460,490
Accumulated net investment loss                                                                                  (12,455)
Accumulated net realized gain on investments                                                                     214,164
Net realized appreciation of investments                                                                          37,234
Net unrealized depreciation of forward foreign currency contracts, foreign currency and translation
  of other assets and liabilities in foreign currency                                                             (5,616)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $801,636
=========================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - CLASS A                                                        $  18.52
=========================================================================================================================
Maximum sales charge of 5.25% (1)                                                                                   1.03
------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE - CLASS A                                                                              $  19.55
=========================================================================================================================
NET ASSET VALUE AND OFFEREING PRICE PER SHARE - CLASS B (2)                                                     $  17.85
=========================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE - CLASS C (3)                                                    $  18.30
=========================================================================================================================
Maximum sales charge of 1.00% (4)                                                                                   0.18
-------------------------------------------------------------------------------------------------------------------------
OFFERING PRICE PER SHARE - CLASS C                                                                              $  18.48
=========================================================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE - CLASS Y                                       $  18.58
=========================================================================================================================

(1)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.
(2)Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(3)Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(4)The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      85)

STATEMENTS OF OPERATIONS for the year ended September 30, 2000 in thousands

                                                          EMERGING      INTERNATIONAL    INTERNATIONAL
                                                      MARKETS FUND               FUND       INDEX FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                    $  247          $   2,183+        $    174
Dividends                                                      457              6,365            2,076
Less: Foreign taxes withheld                                   (57)              (272)            (201)
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        647              8,276            2,049
=======================================================================================================
EXPENSES:
Investment advisory fees                                       787             10,550              928
Less: Waiver of investment advisory fees                      (119)            (1,322)            (323)
Administrator fees                                              69                917              144
Transfer agent fees                                            100                236               62
Custodian fees                                                  63                844              133
Directors' fees                                                  1                 14                2
Registration fees                                                4                 44                6
Professional fees                                                1                 20                4
Printing                                                         4                 56                9
Pricing fees                                                     2                 28                4
Distribution fees - Class A                                     13                208                8
Distribution fees - Class B                                      1                101                9
Distribution fees - Class C                                     --                 76               --
Other                                                            1                  9               26
-------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                             927             11,781            1,012
=======================================================================================================
Investment income (loss) - net                                (280)            (3,505)           1,037
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized gain on investments                            11,580            231,680           14,691
Net realized loss on forward foreign currency contracts
 and foreign currency transactions                            (291)           (14,693)            (634)
Net change in unrealized appreciation/depreciation of
 investments and open futures contracts                        145            (95,618)          (8,435)
Net change in unrealized appreciation/depreciation of
 forward foreign currency contracts, foreign currency
 and translation of other assets and liabilities in
 foreign currency                                               (9)            (2,918)            (130)
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                     11,425            118,451            5,492
=======================================================================================================
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                 $11,145          $ 114,946         $  6,529
=======================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.


The accompanying notes are an integral part of the financial statements.


(86      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                  EMERGING           INTERNATIONAL           INTERNATIONAL
                                                              MARKETS FUND                    FUND              INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                                       10/1/99     10/1/98     10/1/99     10/1/98     10/1/99     10/1/98
                                                            to          to          to          to          to          to
                                                       9/30/00     9/30/99     9/30/00     9/30/99     9/30/00     9/30/99
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                        $   (280)   $   (132)   $ (3,505)   $ (2,221)   $  1,037    $  1,462
Net realized gain (loss) on investments                 11,580      (2,960)    231,680      37,390      14,691        (344)
Net realized loss on forward foreign currency
 contracts and foreign currency transactions              (291)       (144)    (14,693)     (5,078)       (634)        (26)
Net change in unrealized appreciation or
 depreciation of investments and open
 futures contracts                                         145       8,273     (95,618)    104,902      (8,435)     32,483
Net change in unrealized appreciation or
 depreciation of forward foreign currency
 contracts, foreign currency and translation of
 other assets and liabilities in foreign currency           (9)          8      (2,918)     (2,768)       (130)        (25)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                             11,145       5,045     114,946     132,225       6,529      33,550
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM:
Investment income - net:
  Class A                                                   --          --          --        (209)        (25)        (37)
  Class B                                                   --          --          --          --          (3)         (3)
  Class C                                                   --          --          --          --          --          --
  Class Y                                                   --          --          --      (2,103)     (1,317)     (1,798)
Net realized gain on investments:
  Class A                                                   --          --      (2,835)     (2,619)         --        (145)
  Class B                                                   --          --        (270)       (172)         --         (11)
  Class C                                                   --          --         (76)         --          --          --
  Class Y                                                   --          --     (31,136)    (20,724)         --      (8,207)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --          --     (34,317)    (25,827)     (1,345)    (10,201)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
Class A:
  Proceeds from sales                                      601         284     246,636     105,801       2,429      10,825
  Reinvestment of distributions                             --          --       2,734       2,677          23         170
  Payments for redemptions                              (1,935)     (2,125)   (211,006)   (111,891)     (2,956)     (9,974)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                           (1,334)     (1,841)     38,364      (3,413)       (504)      1,021
---------------------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                      112          12      11,147       1,166         453         560
  Reinvestment of distributions                             --          --         266         169           3          14
  Payments for redemptions                                  (5)         --      (1,398)       (669)       (284)        (53)
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class B transactions           107          12      10,015         666         172         521
---------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                        5          --      24,526         940          24          --
  Reinvestment of distributions                             --          --          69          --          --          --
  Payments for redemptions                                  --          --        (771)        (30)        (24)         --
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions             5          --      23,824         910          --          --
---------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                   15,887      32,241     261,217     162,038       4,160       6,825
  Reinvestment of distributions                             --          --      16,572      12,193          78       7,990
  Payments for redemptions                             (10,427)     (3,467)   (186,567)   (121,781)    (34,878)    (10,815)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                            5,460      28,774      91,222      52,450     (30,640)      4,000
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
 share transactions                                      4,238      26,945     163,425      50,613     (30,972)      5,542
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                 15,383      31,990     244,054     157,011     (25,788)     28,891
NET ASSETS AT BEGINNING OF PERIOD                       44,819      12,829     557,582     400,571     136,033     107,142
===========================================================================================================================
NET ASSETS AT END OF PERIOD (2)                       $ 60,202    $ 44,819    $801,636    $557,582    $110,245    $136,033
===========================================================================================================================

(1)See note 4 in the notes to the
   financial statements for
   additional information.

(2)Includes undistributed losses of
   $(297) and $(330) for Emerging
   Markets Fund, an undistributed
   loss of $(12,455) and
   distribution in excess of net
   investment income of $(11,375)
   for International Fund, and
   distributions in excess of net
   investment income of $(979) and
   $(450) for International Index
   Fund, as of September 30, 2000
   and September 30, 1999,
   respectively.


The accompanying notes are an integral part of the financial statements.

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      87)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                                              REALIZED AND
                                  NET ASSET                     UNREALIZED       DIVIDENDS                     DISTRIBUTIONS
                                      VALUE             NET       GAINS OR        FROM NET     DISTRIBUTIONS            FROM
                                  BEGINNING      INVESTMENT    (LOSSES) ON      INVESTMENT              FROM       RETURN OF
                                  OF PERIOD   INCOME (LOSS)    INVESTMENTS          INCOME     CAPITAL GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FUND
Class A(1)
 2000(15)                          $  6.77        $ (0.06)        $  1.79        $     --           $    --         $    --
 1999(15)                             5.61          (0.04)           1.20              --                --              --
 1998                                10.96          (0.15)          (5.18)          (0.02)               --              --
 1997                                 8.85           0.02            2.10           (0.01)               --              --
 1996(2)                              8.84           0.01              --              --                --              --
 1996(3)                              7.20           0.01            1.63              --                --              --
 1995(4)                              9.14             --           (1.94)             --                --              --
Class B - FAIF
 2000(15)                          $  6.72        $ (0.11)        $  1.76        $     --           $    --         $    --
 1999(15)                             5.60          (0.08)           1.20              --                --              --
 1998(5)                              7.27             --           (1.67)             --                --              --
Class B - Piper
 1998(6)                           $ 10.86        $ (0.08)        $ (1.07)       $  (0.02)          $    --         $    --
 1997(7)                             10.13             --            0.73              --                --              --
Class C
 2000(15)(16)                      $  9.96        $ (0.06)        $ (1.44)       $     --           $    --         $    --
Class Y
 2000(15)                          $  6.80        $ (0.04)        $  1.79        $     --           $    --         $    --
 1999(15)                             5.62          (0.02)           1.20              --                --              --
 1998(5)                              7.27           0.01           (1.66)             --                --              --
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
Class A
 2000(15)                          $ 15.64        $ (0.12)        $  3.95        $     --           $ (0.95)        $    --
 1999(15)                            12.55          (0.10)           3.97           (0.06)(C)         (0.72)             --
 1998                                13.18           0.06            0.02           (0.46)(C)         (0.25)             --
 1997                                10.28           0.01            3.04           (0.15)(C)            --              --
 1996                                10.28          (0.02)           0.20           (0.18)(C)            --              --
 1995                                10.21             --            0.07              --                --              --
Class B
 2000(15)                          $ 15.21        $ (0.26)        $  3.85        $     --           $ (0.95)        $    --
 1999(15)                            12.27          (0.20)           3.86              --             (0.72)             --
 1998                                12.97          (0.07)           0.03           (0.41)(C)         (0.25)             --
 1997                                10.14          (0.08)           3.01           (0.10)(C)            --              --
 1996                                10.20          (0.07)           0.17           (0.16)(C)            --              --
 1995                                10.21          (0.03)           0.02              --                --              --
Class C
 2000(15)                          $ 15.57        $ (0.23)        $  3.91        $     --           $ (0.95)        $    --
 1999(8)(15)                         14.32          (0.12)           1.37              --                --              --
Class Y
 2000(15)                          $ 15.65        $ (0.08)        $  3.96        $     --           $ (0.95)        $    --
 1999(15)                            12.55          (0.06)           3.95           (0.07)(C)         (0.72)             --
 1998                                13.23           0.07            0.01           (0.51)(C)         (0.25)             --
 1997                                10.31           0.03            3.06           (0.17)(C)            --              --
 1996                                10.30          (0.01)           0.22           (0.20)(C)            --              --
 1995                                10.22           0.01            0.07              --                --              --
-----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL INDEX FUND(B)
Class A
 2000(15)                          $ 12.92        $  0.09         $  0.29        $  (0.11)          $    --         $    --
 1999(15)                            10.69           0.10            3.13           (0.15)            (0.85)             --
 1998(9)                             10.94           0.11           (0.20)          (0.16)               --              --
 1997(10)                            12.32           0.05           (1.41)          (0.02)               --              --
 1997(11)                            10.64           0.10            1.70           (0.09)            (0.02)          (0.01)
 1996(11)                            10.45           0.07            0.17           (0.05)               --              --
 1995(11)(12)                        10.00             --            0.45              --                --              --
Class B
 2000(15)                          $ 12.89        $ (0.02)        $  0.29        $  (0.05)          $    --         $    --
 1999(15)                            10.68           0.06            3.08           (0.08)            (0.85)             --
 1998(9)                             10.99           0.05           (0.21)          (0.15)               --              --
 1997(13)(14)                        11.08             --           (0.09)             --                --              --
Class C
 2000(15)(16)(17)                  $ 13.96        $  0.10         $  0.22        $     --           $    --         $    --
Class Y
 2000(15)                          $ 12.96        $  0.11         $  0.29        $  (0.15)          $    --         $    --
 1999(15)                            10.71           0.14            3.14           (0.18)            (0.85)             --
 1998(9)                             10.99           0.14           (0.20)          (0.22)               --              --
 1997(10)                            12.37           0.06           (1.41)          (0.03)               --              --
 1997(11)                            10.69           0.13            1.70           (0.12)            (0.02)          (0.01)
 1996(11)                            10.48           0.09            0.18           (0.06)               --              --
 1995(11)(12)                        10.00           0.01            0.47              --                --              --
-----------------------------------------------------------------------------------------------------------------------------

   +Returns are for the period indicated and have not been annualized.
 (A)Excluding sales charges.
 (B)The financial highlights for International Index Fund as set forth herein include the historical financial highlights of the Qualivest International Opportunities Fund Class A and Class Y shares. The assets of the International Opportunities Fund were acquired by International Index Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest International Opportunities Fund were exchanged for Class A shares of International Index Fund; and (ii) Qualivest Class Y shares were exchanged for Class Y shares of International Index Fund.
 (C)Includes distributions in excess of net investment income due to tax treatment of foreign currency related transactions.
 (1)The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
 (2)For the three month period July 1, 1996, to September 30, 1996. All ratios for the period have been annualized.
 (3)Emerging Markets Growth Fund commenced operations and acquired the net assets of Hercules Latin American Value Fund on June 21, 1996, via a tax-free reorganization. Emerging Markets Growth Fund had no assets or liabilities prior to the acquisition. Consequently, the information presented for Emerging Markets Growth Fund prior to June 21, 1996, represents the financial history of Hercules Latin American Value Fund. As a result of the reorganization, the fund's subadvisor changed from Bankers Trust Company to Edinburgh Fund Managers plc. On July 18, 1995, shareholders of Hercules Latin American Value Fund approved a change in the fund's advisor from Hercules International Management LLC to Piper Capital Management Incorporated.


(88      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                                 RATIO OF       RATIO OF
                                                              RATIO OF NET    EXPENSES TO     NET INCOME
  NET ASSET                                      RATIO OF       INVESTMENT        AVERAGE     TO AVERAGE
      VALUE                      NET ASSETS   EXPENSES TO    INCOME (LOSS)     NET ASSETS     NET ASSETS   PORTFOLIO
     END OF           TOTAL          END OF       AVERAGE       TO AVERAGE     (EXCLUDING     (EXCLUDING    TURNOVER
     PERIOD      RETURN (A)    PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)       WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------


  $  8.50          25.55%+       $  4,338          1.70%           (0.70)%         1.89%         (0.89)%       149%
     6.77          20.68            4,551          1.70            (0.54)          2.02          (0.86)        138
     5.61         (48.91)           5,384          1.96            (1.09)          3.43          (2.56)         48
    10.96          23.91           16,998          2.00             0.17           3.34          (1.17)        105
     8.85           0.11+          13,772          2.00             0.26           4.09          (1.83)         --
     8.84          22.78           13,936          2.00             0.26           3.54          (1.28)        140
     7.20         (21.23)          22,624          2.00             0.15           3.47          (1.32)        161

  $  8.37          24.55%        $    107          2.45%           (1.21)%         2.66%         (1.42)%       149%
     6.72          20.00               13          2.45            (1.19)          2.72          (1.46)        138
     5.60         (22.97)+              1          2.46            (0.43)          4.30          (2.27)         48

  $  9.69         (10.59)%+      $     --          2.76%           (2.24)%         4.12%         (3.60)%        34%
    10.86           7.21              310          2.64             0.03           3.39          (0.72)        105

  $  8.46         (15.06)%       $      4          2.45%           (0.99)%         2.64%         (1.18)%       149%

  $  8.55          25.74%        $ 55,753          1.45%           (0.42)%         1.64%         (0.61)%       149%
     6.80          21.00           40,255          1.45            (0.35)          1.73          (0.63)        138
     5.62         (22.70)+          7,444          1.46             0.83           3.30          (1.01)         48
---------------------------------------------------------------------------------------------------------------------


  $ 18.52          24.63%        $ 90,223          1.60%           (0.57)%         1.76%         (0.73)%       152%
    15.64          32.16           48,154          1.60            (0.71)          1.76          (0.87)        150
    12.55           1.11           40,204          1.69             0.13           1.81           0.01         102
    13.18          30.03            8,003          1.92            (0.09)          1.92          (0.09)         96
    10.28           1.84            1,964          1.97            (0.28)          1.97          (0.28)        100
    10.28           0.69              876          1.93            (0.13)          2.06          (0.26)         57

  $ 17.85          23.71%        $ 13,500          2.35%           (1.26)%         2.51%         (1.42)%       152%
    15.21          31.06            4,338          2.35            (1.46)          2.51          (1.62)        150
    12.27           0.13            2,892          2.44            (0.64)          2.56          (0.76)        102
    12.97          29.13            2,188          2.67            (0.94)          2.67          (0.94)         96
    10.14           1.02            1,175          2.72            (0.96)          2.72          (0.96)        100
    10.20          (0.10)             306          2.76            (0.95)          2.81          (1.00)         57

  $ 18.30          23.74%        $ 22,451          2.35%           (1.15)%         2.51%         (1.31)%       152%
    15.57           8.73+           1,009          2.35            (1.22)          2.53          (1.40)        150

  $ 18.58          24.95%        $675,604          1.35%           (0.38)%         1.51%         (0.54)%       152%
    15.65          32.40          504,081          1.35            (0.44)          1.51          (0.60)        150
    12.55           1.15          357,475          1.44             0.42           1.56           0.30         102
    13.23          30.38          217,414          1.67             0.06           1.67           0.06          96
    10.31           2.11          135,238          1.72            (0.06)          1.72          (0.06)        100
    10.30           0.78           94,400          1.74             0.12           1.81           0.05          57
---------------------------------------------------------------------------------------------------------------------


  $ 13.19           2.90%        $  3,008          1.00%            0.61%          1.25%          0.36%         11%
    12.92          31.70            3,437          1.00             0.83           1.25           0.58          --
    10.69          (1.05)+          1,873          0.99             1.21           1.22           0.98          --
    10.94         (11.03)+          1,270          0.92             0.98           1.21           0.69          --
    12.32          17.03            1,605          0.98             0.90           1.28           0.60           3
    10.64           2.29            2,005          1.06             0.84           1.35           0.55           6
    10.45           4.50+              20          1.40             0.23           1.54           0.09          --

  $ 13.11           2.05%        $    877          1.75%           (0.15)%         1.99%         (0.39)%        11%
    12.89          30.66              700          1.75             0.41           2.01           0.15          --
    10.68          (1.53)+            118          1.74             0.72           1.97           0.49          --
    10.99          (0.36)+              1          1.29             0.00           1.29           0.00          --

  $ 14.28           2.29%        $     --          1.75%            1.72%          1.98%          1.49%         11%

  $ 13.21           3.01%        $106,360          0.75%            0.79%          0.99%          0.55%         11%
    12.96          32.00          131,896          0.75             1.16           1.00           0.91          --
    10.71          (0.73)+        105,151          0.74             1.42           0.97           1.19          --
    10.99         (10.93)+        155,976          0.66             1.23           0.95           0.94          --
    12.37          17.24          210,538          0.73             1.15           1.03           0.85           3
    10.69           2.56          142,478          0.81             1.18           1.10           0.89           6
    10.48           4.80+          60,073          1.18             1.32           1.39           1.11          --
---------------------------------------------------------------------------------------------------------------------

 (4)For the period ended June 30.
 (5)Class Y and Class B shares have been offered since August 10, 1998. All ratios for the period have been annualized.
 (6)Effective April 28, 1998 all shareholders were exchanged into Class A. Class B share activity was discontinued. All ratios for the period have been annualized.
 (7)Class B shares have been offered since February 18, 1997. All ratios for the period have been annualized.
 (8)For the period ended September 30. Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized.
 (9)For the period December 1, 1997 to September 30, 1998. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from November 30 to September 30, effective September 30, 1998.
(10)For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American board of directors approved a change in the fund's fiscal year end from July 31 to November 30, effective November 30, 1997.
(11)For the period ended July 31.
(12)Commenced operations on July 3, 1995. All ratios for the period have been annualized.
(13)Class B shares have been offered since November 24, 1997. All ratios for the period have been annualized.
(14)For the period November 24, 1997 to November 30, 1997.
(15)Per share data calculated using average shares outstanding method.
(16)Commenced operations February 1, 2000. All ratios for the period have been annualized.
(17)Effective June 30, 2000 all shareholders were exchanged into Class B. Class C share activity was discontinued. All ratios for the period have been annualized.


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      89)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

HEALTH SCIENCES FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 95.6%
HEALTH CARE -- 95.6%
BIOTECHNOLOGY -- 12.5%
Amgen*                                        10,000        $ 698
Cephalon*                                     11,500          558
Durect*                                        4,100           62
Eden Bioscience*                               1,100           36
Enzon*                                         1,500           99
Genencor International*                        6,300          187
Genomica*                                        600           12
Human Genome Sciences*                           800          138
Hyseq*                                         1,600           58
IDEC Pharmaceuticals*                          1,300          228
Imclone Systems*                               1,800          211
Luminex*                                       5,900          224
Medarex*                                       3,200          375
MedImmune*                                     2,400          185
Millennium Pharmaceuticals*                    2,900          424
Myriad Genetics*                               2,300          199
Osi Pharmaceuticals*                           1,600          112
Progenics Pharmaceuticals*                     3,300           91
Protein Design Laboratories*                     600           72
Techne*                                        2,900          325
                                                        ------------
                                                            4,294
                                                        ------------
COMPUTER SOFTWARE AND SERVICES -- 1.3%
PE Corp-Celera Genomics Group*                 2,900          289
TriZetto*                                      9,300          144
                                                         -----------
                                                              433
                                                         -----------
DIVERSIFIED HEALTH CARE -- 12.6%
Abbott Laboratories                           10,200          485
Allergan                                       1,000           84
American Home Products                        13,000          735
Bristol-Myers Squibb                          26,900        1,537
Ivax*                                          7,200          331
Johnson & Johnson                             12,351        1,160
                                                         -----------
                                                            4,332
                                                         -----------
DRUGS -- 34.0%
3 Dimensional Pharamceutical*                  5,300          191
Alpharma                                       5,200          318
Alza, Cl A*                                    8,500          735
Barr Laboratories*                             8,150          540
Celgene*                                       7,700          458
Cell Therapeutics*                             7,600          507
Cubist Pharmaceuticals*                        3,400          177
Eli Lilly                                      4,500          365
Genentech*                                     3,900          724
Inhale Therapeutic Systems*                    5,800          327
King Pharmaceuticals*                          8,300          277
Large Scale Biology*                           5,000          164
Merck                                         13,000          968
Pfizer                                        70,800        3,182
Pharmacia                                     16,767        1,009
QLT Phototherapeutics*                         2,000          142
Schering Plough                               12,900          600
Tanox*                                         6,400          217
Teva Pharmaceutical Industries, ADR            2,200          161
Watson Pharmaceuticals*                        9,900          642
                                                         -----------
                                                           11,704
                                                         -----------

HEALTH SCIENCES FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
FOOD AND HEALTH DISTRIBUTIONS -- 5.0%
AmeriSource Health*                            8,100       $  381
Andrx*                                         1,100          103
Bindley Western                               10,600          339
Cardinal Health                                5,900          520
Priority Healthcare, Cl B*                     5,100          389
                                                        ------------
                                                            1,732
                                                        ------------
HOSPITAL MANAGEMENT -- 2.2%
Health Management Associates, Cl A*           17,900          373
Tenet Healthcare*                             10,300          375
                                                        ------------
                                                              748
                                                        ------------
MANAGED CARE -- 1.2%
Express Scripts, Cl A*                         5,600          405
                                                        ------------
MEDICAL ELECTRONICS -- 6.6%
Bruker Daltonics*                              8,400          373
Caliper Technologies*                          4,200          243
Cepheid*                                      14,900          122
Cytyc*                                         9,300          401
Molecular Devices*                             4,300          422
PE Corp-PE Biosystems Group                    4,300          501
Transgenomic*                                  9,500          216
                                                        ------------
                                                            2,278
                                                        ------------
MEDICAL PRODUCTS AND SUPPLIES -- 11.7%
ATS Medical*                                  25,475          384
Baxter International                           5,800          463
Biomet                                        13,800          483
Conmed*                                        8,500          116
Cooper                                        13,100          463
Endocare*                                      8,800          174
Guidant*                                       9,200          650
Innerdyne*                                    18,100          127
Kensey Nash*                                  10,000          130
Medtronic                                      5,100          264
Mentor                                        12,200          192
Osteotech*                                     9,500           91
Physiometrix*                                 14,400          319
Steris*                                       15,400          185
                                                        ------------
                                                            4,041
                                                        ------------
RETAIL DRUG STORES -- 1.3%
Caremark Rx*                                  40,100          451
                                                        ------------
SPECIAL SERVICES -- 7.2%
Albany Molecular Research*                     7,900          444
Applied Molecular Evolution*                   7,600          305
Curagen*                                       8,400          448
Discovery Partners International*             12,700          258
Laboratory of America Holdings                 2,700          323
Regeneration Technologies*                    16,000          132
Quest Diagnostic*                              2,700          310
Variagenics*                                  11,500          257
                                                        ------------
                                                            2,477
                                                        ------------

TOTAL HEALTH CARE                                          32,895
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(90      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
TOTAL COMMON STOCKS
     (Cost $25,194)                                      $ 32,895
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 6.2%
First American Prime Obligations Fund (A)  2,122,197        2,122
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $2,122)                                          2,122
                                                        ------------

TOTAL INVESTMENTS -- 101.8%
     (Cost $27,316)                                        35,017
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- (1.8% ) (B)             (629)
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 498,109
     outstanding shares                                   $ 5,540
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 327,343
     outstanding shares                                     3,218
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 327,070
     outstanding shares                                     3,915
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 1,428,522
     outstanding shares                                    10,835
Accumulated net realized gain on investments                3,179
Net unrealized appreciation of investments                  7,701
                                                        ------------
NET ASSETS -- 100.0%                                     $ 34,388
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                    $  13.34

Maximum sales charge of 5.25% (C)                            0.74
                                                        ------------
Offering price per share -- Class A                      $  14.08
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                                $  12.89
                                                        ------------
Net asset value and redemption price per
     share -- Class C (E)                                $  13.29

Maximum sales charge of 1.00% (F)                            0.13
                                                        ------------
Offering price per share -- Class C                      $  13.42
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                          $  13.42
                                                        ------------

HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
*Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value    $ 7,476
       Payable upon return of securities loaned               $(7,476)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      91)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

REAL ESTATE SECURITIES FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 95.9%
REAL ESTATE INVESTMENT TRUSTS -- 95.8%
DIVERSIFIED -- 9.8%
Catellus Development*                         51,500       $  901
Colonial Properties Trust                     35,000          899
Cousins Properties                            28,300        1,219
Crescent Real Estate Equities                 54,000        1,205
Vornado Realty Trust                          45,500        1,689
                                                        ------------
                                                            5,913
                                                        ------------
FINANCIAL SERVICES -- 3.7%
Anthracite Mortgage Capital                  274,000        2,243
                                                        ------------
HOTELS -- 4.9%
Fours Seasons Hotel                            4,000          293
Hospitality Properties Trust                  45,000        1,052
Lasalle Hotel Properties                      40,000          605
Meristar Hospitality                          51,000        1,033
                                                        ------------
                                                            2,983
                                                        ------------
OFFICE/INDUSTRIAL -- 41.3%
Alexandria Real Estate Equities               20,000          686
Amb Property                                  77,600        1,906
Arden Realty Group                            28,500          764
Beacon Capital Partnership* (A)               33,750          384
Boston Properties                             68,000        2,920
Brandywine Realty Trust                       20,000          405
CarrAmerica Realty Trust                      40,000        1,210
Centerpoint Properties                        19,000          875
Duke Realty Investments                       97,000        2,340
Equity Office Properties Trust               151,013        4,691
First Industrial Realty Trust                 19,200          590
Liberty Property Trust                        33,500          921
Mission West Properties                       88,300        1,225
Parkway Properties                             8,300          253
Prentiss Properties Trust                     18,000          470
Prologis Trust                                76,600        1,819
SL Green Realty                               31,500          884
Spieker Properties                            45,700        2,631
                                                        ------------
                                                           24,974
                                                        ------------
RESIDENTIAL -- 25.2%
Apartment Investment & Management             31,300        1,442
Archstone Community Trust                     71,900        1,766
Avalonbay Communities                         58,800        2,804
BRE Properties, Cl A                          39,000        1,248
Charles E. Smith Residential Realty           16,000          726
Equity Residential Properties Trust           60,500        2,904
Essex Property Trust                          40,600        2,248
Gables Residential Trust                      20,400          555
Post Properties                               17,500          762
Summit Properties                             31,300          753
                                                        ------------
                                                           15,208
                                                        ------------

REAL ESTATE SECURITIES FUND (CONTINUED)

DESCRIPTION                          SHARES/PAR (000)    VALUE (000)
--------------------------------------------------------------------
RETAIL -- 8.6%
First Washington Realty Trust                 17,500       $  444
Kimco Realty                                  33,800        1,428
Pan Pacific Retail Properties                 31,500          630
Philips International Realty                  38,200          659
Urban Shopping Centers                        42,400        2,014
                                                        ------------
                                                            5,175
                                                        ------------

SPECIALTY REAL ESTATE -- 2.3%
Capital Automotive                            22,500          293
Fortress Investment* (A)                      35,000          451
Franchise Finance of America                  30,000          675
                                                        ------------
                                                            1,419
                                                        ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                        57,915
                                                        ------------
COMMUNICATION SERVICES -- 0.0%
Velocityhsi*                                   7,800           20
                                                        ------------

TOTAL COMMUNICATION SERVICES                                   20
                                                        ------------
TECHNOLOGY -- 0.1%
Internap Network Services*                     1,855           33
                                                        ------------

TOTAL TECHNOLOGY                                               33
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $49,870)                                        57,968
                                                        ------------

PREFERRED STOCKS -- 0.3%
Cypress*                                       6,019           14
Wyndham International* (B)                     1,602          157
                                                        ------------

TOTAL PREFERRED STOCKS
     (Cost $25)                                               171
                                                        ------------

CONVERTIBLE BOND -- 1.5%
Avatar Holdings, 31.4465 shares
     7.000%, 04/01/05                        $ 1,000          869
                                                        ------------

TOTAL CONVERTIBLE BOND
     (Cost $1,034)                                            869
                                                        ------------

RELATED PARTY MONEY MARKET FUND -- 1.9%
First American Prime Obligations Fund (C)  1,160,198        1,160
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $1,160)                                          1,160
                                                        ------------

TOTAL INVESTMENTS -- 99.6%
     (Cost $52,089)                                        60,168
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 0.4% (D)                 252
                                                        ------------


The accompanying notes are an integral part of the financial statements.


(92      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------
NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 160,123
     outstanding shares                                   $ 2,142
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 148,657
     outstanding shares                                     2,153
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 12,942
     outstanding shares                                       161
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 4,425,103
     outstanding shares                                    56,934
Distributions in excess of net investment income              (69)
Accumulated net realized loss on investments               (8,980)
Net unrealized appreciation of investments                  8,079
                                                        ------------
NET ASSETS -- 100.0%                                      $60,420
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                     $ 12.71

Maximum sales charge of 5.25% (E)                            0.70
                                                        ------------
Offering price per share -- Class A                       $ 13.41
                                                        ------------
Net asset value and offering price per
     share -- Class B (F)                                 $ 12.61
                                                        ------------
Net asset value and redemption price per
     share -- Class C (G)                                 $ 12.68

Maximum sales charge of 1.00% (H)                            0.13
                                                        ------------
Offering price per share -- Class C                       $ 12.81
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                           $ 12.73
                                                        ------------

* Non-income producing security

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Private Placement Securities considered illiquid investments under guidelines established by the Board of Directors.

(C) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See also the notes to the financial statements.

(D) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value    $ 7,119
       Payable upon return of securities loaned               $(7,119)

(E) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(F) Class B has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(G) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

(H) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

TECHNOLOGY FUND

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
COMMON STOCKS -- 95.6%
TECHNOLOGY -- 81.2%
COMMERCIAL AND CONSUMER SERVICES -- 0.2%
Crown Castle International*                   35,600      $ 1,106
                                                        ------------
COMPUTER HARDWARE -- 11.1%
Brocade Communications Systems*               89,900       21,216
Compaq Computer                              513,200       14,154
Handspring*                                  108,600        7,500
Juniper Networks*                             64,800       14,187
Palm*                                        350,227       18,540
Tricord Systems*                             338,500        5,056
                                                        ------------
                                                           80,653
                                                        ------------

COMPUTER NETWORKING -- 4.8%
Cisco Systems*                               627,700       34,680
                                                        ------------
COMPUTER SOFTWARE AND SERVICES -- 37.3%
Aether Systems*                               12,300        1,298
Amdocs*                                      113,300        7,067
America Online*                              197,900       10,637
Art Technology*                               78,400        7,428
Ask Jeeves*                                  102,600        1,969
Avantgo*                                     125,800        2,516
BEA Systems*                                  86,700        6,752
Broadbase Software*                          285,500        3,872
Broadvision*                                 430,600       11,061
Click Commerce*                               83,800        3,582
Commerce One*                                206,100       16,179
Corio*                                       204,200        1,563
Docent*                                       81,800        1,498
DSET*                                        150,000        3,094
E.piphany*                                   115,400        8,893
Exodus Communications*                       147,800        7,298
Infospace.com*                               125,800        3,805
Internap Network Services*                   150,500        4,863
Interwoven*                                  128,600       14,540
Kana Communications*                         323,700        7,202
Microsoft*                                   140,800        8,492
Netscout Systems*                             67,600        1,606
NetIQ*                                       160,771       10,561
Nuance Communications*                        14,200        1,728
Numerical Technologies*                       14,200          409
Oracle Systems*                              318,400       25,074
Portal Software*                             181,600        7,264
Purchasepro.com*                              82,200        7,223
Resonate*                                    115,400        4,558
ScreamingMedia*                               79,500          745
Selectica*                                   125,800        5,016
Serena Software*                              74,300        3,422
Siebel Systems*                              164,800       18,344
Signalsoft*                                   11,100          451
Talarian*                                     28,900          555
VeriSign*                                     78,800       15,962


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      93)

STATEMENTS OF NET ASSETS SEPTEMBER 30, 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
Veritas Software*                             44,800      $ 6,362
Vignette*                                    258,410        7,720
Vitria Technology*                           265,500       12,379
Watchguard Technologies*                     107,100        6,426
                                                        ------------
                                                          269,414
                                                        ------------

COMPUTER SYSTEM SERVICES -- 0.5%
Netegrity*                                    38,300        2,681
Vastera*                                      27,200          598
                                                        ------------
                                                            3,279
                                                        ------------

ELECTRONICS DEFENSE -- 0.6%
Aeroflex*                                     87,375        4,249
                                                        ------------
ELECTRONIC SEMICONDUCTORS -- 22.9%
Actel*                                        62,100        2,232
Bookham Technology, ADR*                      19,700          845
Broadcom, Cl A*                               38,500        9,384
Caliper Technologies*                         36,600        2,121
Chartered Semiconductor Manufacturing, ADR*  108,600        6,591
Chippac*                                     528,000        6,270
Conexant Systems*                            318,900       13,354
Cypress Semiconductor*                       233,500        9,705
Globespan*                                    80,200        9,784
JDS Uniphase*                                132,660       12,561
Marvel Technology*                           110,600        8,530
Maxim Integrated Products*                   120,000        9,653
Micron Technology*                           109,900        5,055
Microtune*                                   125,000        6,695
New Focus*                                    29,400        2,324
Omnivision Technologies*                      11,200          405
PMC-Sierra*                                   63,600       13,690
Taiwan Semiconductor, ADR*                   493,700       10,059
Tvia*                                        251,800        4,517
Virage Logic*                                 13,900          229
Virata*                                      135,500        8,960
Vitesse Semiconductor*                       158,800       14,123
Xilinx*                                      100,000        8,563
                                                        ------------
                                                          165,650
                                                        ------------

EQUIPMENT SEMICONDUCTORS -- 3.8%
Applied Materials*                           158,480        9,400
ASM Lithography Holding H.V.*                235,500        7,610
Credence Systems*                             77,800        2,334
Insilicon*                                    41,900          608
KLA Tencor*                                  109,200        4,498
Teradyne*                                     95,600        3,346
                                                        ------------
                                                           27,796
                                                        ------------

TOTAL TECHNOLOGY                                          586,827
                                                        ------------

TECHNOLOGY FUND (CONTINUED)

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
CAPITAL GOODS -- 2.0%
Smtc*                                         11,500      $   247
Sony, ADR                                    140,100       14,141
                                                        ------------

TOTAL CAPITAL GOODS                                        14,388
                                                        ------------
COMMUNICATION EQUIPMENT -- 6.4%
ADC Telecommunications*                      167,958        4,517
Comverse Technology*                          40,000        4,320
Cosine Communications*                        17,900          995
Efficient Networks*                          151,600        5,657
Elastic Networks*                             27,200          379
Floware Wireless Systems*                     51,600        1,285
Natural MicroSystems*                         30,500        1,641
Nortel Networks                              250,800       14,938
Sonicwall*                                   138,600        3,950
Turnstone Systems*                           137,800        6,391
Vyyo*                                         70,900        2,127
Wj Communications*                            11,200          414
                                                        ------------

TOTAL COMMUNICATION EQUIPMENT                              46,614
                                                        ------------
CONSUMER CYCLICALS -- 1.5%
Gemstar -TV Guide International*              87,618        7,639
Lifeminders*                                 132,500        3,039
                                                        ------------

TOTAL CONSUMER CYCLICALS                                   10,678
                                                        ------------
CONSUMER STAPLES -- 0.0%
Internet Pictures*                            47,300          257
                                                        ------------

TOTAL CONSUMER STAPLES                                        257
                                                        ------------
ENERGY -- 0.0%
Proton Energy Systems*                        13,600          389
                                                        ------------

TOTAL ENERGY                                                  389
                                                        ------------
LONG DISTANCE TELEPHONE -- 4.5%
Allegiance Telecommunications*               241,300        8,988
Covad Communications Group*                  236,000        3,157
Nextlink Communications, Cl A*               351,500       12,368
Time Warner Telecommunications, Cl A*        160,700        7,764
                                                        ------------

TOTAL LONG DISTANCE TELEPHONE                              32,277
                                                        ------------

TOTAL COMMON STOCKS
     (Cost $570,564)                                      691,430
                                                        ------------

The accompanying notes are an integral part of the financial statements.


(94      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

DESCRIPTION                                   SHARES    VALUE (000)
--------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND -- 3.3%
First American Prime Obligations Fund (A) 23,589,375    $  23,589
                                                        ------------

TOTAL RELATED PARTY MONEY MARKET FUND
     (Cost $23,589)                                        23,589
                                                        ------------

TOTAL INVESTMENTS -- 98.9%
     (Cost $594,153)                                      715,019
                                                        ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.1% (B)               8,060
                                                        ------------

NET ASSETS:
Portfolio Capital--Class A ($0.0001 par value--
     2 billion authorized) based on 3,262,178
     outstanding shares                                 $ 148,124
Portfolio Capital--Class B ($0.0001 par value--
     2 billion authorized) based on 2,184,911
     outstanding shares                                    84,680
Portfolio Capital--Class C ($0.0001 par value--
     2 billion authorized) based on 707,551
     outstanding shares                                    37,899
Portfolio Capital--Class Y ($0.0001 par value--
     2 billion authorized) based on 8,991,186
     outstanding shares                                   218,506
Accumulated net realized gain on investments              113,004
Net unrealized appreciation of investments                120,866
                                                        ------------
NET ASSETS -- 100.0%                                    $ 723,079
                                                        ------------
Net asset value and redemption price per
     share -- Class A                                   $   47.68

Maximum sales charge of  5.25% (C)                           2.64
                                                        ------------
Offering price per share -- Class A                     $   50.32
                                                        ------------
Net asset value and offering price per
     share -- Class B (D)                               $   44.40
                                                        ------------
Net asset value and offering price per
     share -- Class C (E)                               $   47.49

Maximum sales charge of  1.00%  (F)                          0.48
                                                        ------------
Offering price per share -- Class C                     $   47.97
                                                        ------------
Net asset value, offering price, and redemption
     price per share -- Class Y                         $   48.60
                                                        ------------

TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

*Non-income producing security

(A) This money market fund is advised by U.S. Bank National Association who also serves as advisor for this fund. See the notes to the financial statements.

(B) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

       Collateral received for securities loaned, at value  $ 236,879
       Payable upon return of securities loaned             $(236,879)

(C) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.25%.

(D) Class B has a contingent deferred sales charge. For a description of a possible redmption charge, see the notes to the financial statements.

(E) Class C has a contingent deferred sales charge. For a description of a possible redmption charge, see the notes to the financial statements.

(F) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.

ADR--American Depositary Receipt
Cl--Class


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      95)

STATEMENTS OF OPERATIONS for the year ended September 30, 2000 in thousands

                                                   HEALTH SCIENCES         REAL ESTATE        TECHNOLOGY
                                                              FUND     SECURITIES FUND              FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $    70+           $    168+         $  1,286+
Dividends                                                      121               3,914                82
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        191               4,082             1,368
=========================================================================================================
EXPENSES:
Investment advisory fees                                       146                 376             4,307
Less: Waiver of investment advisory fees                       (61)               (101)               --
Administrator fees                                              23                  59               669
Transfer agent fees                                             69                  67               208
Custodian fees                                                   6                  16               183
Directors' fees                                                 --                   1                 9
Registration fees                                                1                   2                28
Professional fees                                                1                   1                15
Printing                                                         1                   4                40
Distribution fees - Class A                                      9                   4               276
Distribution fees - Class B                                     25                  18               751
Distribution fees - Class C                                      7                  --               106
Other                                                            2                   5                31
---------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                             229                 452             6,623
=========================================================================================================
Investment income (loss) - net                                 (38)              3,630            (5,255)
---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                      3,404              (5,831)          131,445
Net change in unrealized appreciation of investments         6,835              15,034            43,672
---------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                     10,239               9,203           175,117
=========================================================================================================
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                           $10,201            $ 12,833          $169,862
=========================================================================================================

+Includes income from securities lending program. See the Notes to the Financial
 Statements for additional information.


The accompanying notes are an integral part of the financial statements.

(96      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                       HEALTH             REAL ESTATE              TECHNOLOGY
                                                                SCIENCES FUND         SECURITIES FUND                    FUND
------------------------------------------------------------------------------------------------------------------------------
                                                          10/1/99     10/1/98     10/1/99     10/1/98     10/1/99     10/1/98
                                                               to          to          to          to          to          to
                                                          9/30/00     9/30/99     9/30/00     9/30/99     9/30/00     9/30/99
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                           $    (38)   $     62    $  3,630    $  3,642    $ (5,255)   $ (1,131)
Net realized gain (loss) on investments                     3,404         873      (5,831)     (2,768)    131,445      75,918
Net change in unrealized appreciation or depreciation
 of investments                                             6,835         717      15,034      (4,255)     43,672      64,625
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                10,201       1,652      12,833      (3,381)    169,862     139,412
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                      --          (2)       (102)       (103)         --          --
  Class B                                                      --          --        (106)       (135)         --          --
  Class C                                                      --          --          (1)         --          --
  Class Y                                                      (2)        (69)     (3,583)     (3,471)         --          --
Net realized gain on investments:
  Class A                                                      --          (5)         --          --      (7,867)       (394)
  Class B                                                      --          (3)         --          --      (7,758)       (372)
  Class C                                                      --          --          --          --          --          --
  Class Y                                                      --        (103)         --          --     (70,350)     (4,508)
Tax return of capital:
  Class A                                                      --          --          (4)         (4)         --          --
  Class B                                                      --          --          (5)         (6)         --          --
  Class C                                                      --          --          --          --          --          --
  Class Y                                                      --          --        (138)       (122)         --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (2)       (182)     (3,939)     (3,841)    (85,975)     (5,274)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
Class A:
  Proceeds from sales                                       4,777       1,237         772         368     226,127      55,576
  Reinvestment of distributions                                --           6          91          93       7,203         365
  Payments for redemptions                                 (1,336)     (1,967)       (601)       (751)    (96,618)    (51,670)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A
 transactions                                               3,441        (724)        262        (290)    136,712       4,271
------------------------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                       2,706         554         315         748      82,706       5,643
  Reinvestment of distributions                                --           3          92         109       7,621         367
  Payments for redemptions                                   (686)       (191)       (995)     (1,384)    (17,275)     (2,456)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B
 transactions                                               2,020         366        (588)       (527)     73,052       3,554
------------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                       3,975          --         167          --      39,844          --
  Reinvestment of distributions                                --          --           1          --          --          --
  Payments for redemptions                                    (60)         --          (7)         --      (1,945)         --
------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions            3,915          --         161          --      37,899          --
------------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                       3,248         441      14,679      21,511     242,912      26,847
  Reinvestment of distributions                                --           9         337         468      19,875         968
  Payments for redemptions                                 (3,039)    (11,597)    (18,216)    (22,377)   (128,235)    (28,988)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y
 transactions                                                 209     (11,147)     (3,200)       (398)    134,552      (1,173)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                               9,585     (11,505)     (3,365)     (1,215)    382,215       6,652
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    19,784     (10,035)      5,529      (8,437)    466,102     140,790
NET ASSETS AT BEGINNING OF PERIOD                          14,604      24,639      54,891      63,328     256,977     116,187
==============================================================================================================================
NET ASSETS AT END OF PERIOD (2)                          $ 34,388    $ 14,604    $ 60,420    $ 54,891    $723,079    $256,977
==============================================================================================================================

(1)See note 4 in the notes to the
   financial statements for
   additional information.

(2)Includes undistributed
   (distributions in excess of) net
   investment income (000) of $0
   and $0 for Health Sciences Fund,
   $(69) and $(19) for Real Estate
   Securities Fund, and $0 and $0
   for Technology Fund at September
   30, 2000, and September 30,
   1999, respectively.


The accompanying notes are an integral part of the financial statements.

                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      97)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                            REALIZED AND
                NET ASSET                     UNREALIZED        DIVIDENDS                    DISTRIBUTIONS
                    VALUE             NET       GAINS OR         FROM NET    DISTRIBUTIONS            FROM
                BEGINNING      INVESTMENT    (LOSSES) ON       INVESTMENT             FROM       RETURN OF
                OF PERIOD   INCOME (LOSS)    INVESTMENTS           INCOME    CAPITAL GAINS         CAPITAL
-----------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND
Class A
 2000            $  8.24        $ (0.02)        $  5.12        $     --           $    --         $    --
 1999               7.82           0.01            0.46           (0.01)            (0.04)             --
 1998              12.05           0.01           (2.78)             --             (1.46)             --
 1997               9.86          (0.01)           2.30              --             (0.10)             --
 1996(1)           10.00           0.01           (0.14)          (0.01)               --              --
Class B
 2000            $  8.02        $ (0.08)        $  4.95        $     --           $    --         $    --
 1999               7.65           0.01            0.40              --             (0.04)             --
 1998              11.90          (0.02)          (2.77)             --             (1.46)             --
 1997               9.81          (0.01)           2.20              --             (0.10)             --
 1996(1)           10.00          (0.02)          (0.16)          (0.01)               --              --
Class C
 2000(2)         $  9.76        $ (0.03)        $  3.56        $     --           $    --         $    --
Class Y
 2000            $  8.28        $    --         $  5.14        $     --           $    --         $    --
 1999               7.84           0.04            0.48           (0.04)            (0.04)             --
 1998              12.08           0.03           (2.78)          (0.03)            (1.46)             --
 1997               9.87          (0.01)           2.33           (0.01)            (0.10)             --
 1996(1)           10.00           0.03           (0.15)          (0.01)               --              --
-----------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES
FUND
Class A
 2000            $ 10.78        $  0.74         $  2.00        $  (0.79)          $    --         $ (0.02)
 1999              12.17           0.65           (1.36)          (0.67)               --           (0.01)
 1998              14.97           0.63           (2.40)          (0.70)(B)         (0.33)             --
 1997              11.52           0.72            3.42           (0.65)            (0.03)          (0.01)
 1996              10.38           0.52            1.30           (0.51)               --           (0.17)
Class B
 2000            $ 10.69        $  0.64         $  2.00        $  (0.69)          $    --         $ (0.03)
 1999              12.08           0.55           (1.34)          (0.57)               --           (0.03)
 1998              14.86           0.52           (2.37)          (0.60)(B)         (0.33)             --
 1997              11.46           0.63            3.38           (0.57)            (0.03)          (0.01)
 1996              10.37           0.44            1.27           (0.45)               --           (0.17)
Class C
 2000(2)         $ 10.61        $  0.50         $  2.14        $  (0.57)          $    --         $    --
Class Y
 2000            $ 10.80        $  0.77         $  2.00        $  (0.81)          $    --         $ (0.03)
 1999              12.19           0.68           (1.35)          (0.69)               --           (0.03)
 1998              14.99           0.67           (2.40)          (0.74)(B)         (0.33)             --
 1997              11.53           0.74            3.43           (0.67)            (0.03)          (0.01)
 1996              10.37           0.57            1.29           (0.53)               --           (0.17)
-----------------------------------------------------------------------------------------------------------

  +Returns are for the period indicated and have not been annualized.
(A)Excluding sales charges.
(B)Includes distributions in excess of net investment income.
(1)Commenced operations on January 31, 1996. All ratios for the period have been annualized.
(2)Commenced operations on February 1, 2000. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(98      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                                           RATIO OF NET
                                                                               RATIO OF      INVESTMENT
                                                            RATIO OF NET    EXPENSES TO   INCOME (LOSS)
  NET ASSET                                    RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
      VALUE                    NET ASSETS   EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
     END OF         TOTAL          END OF       AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
     PERIOD    RETURN (A)    PERIOD (000)    NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
--------------------------------------------------------------------------------------------------------------------


  $  13.34         61.89%       $ 6,645          1.17%           (0.27)%         1.46%          (0.56)%        104%
      8.24          6.08          1,383          1.16             0.11           1.30           (0.03)          53
      7.82        (25.24)         2,017          1.15             0.04           1.20           (0.01)          45
     12.05         23.60            849          1.15            (0.20)          1.29           (0.34)          54
      9.86         (1.32)+          629          1.15             0.18           2.12           (0.79)          19

  $  12.89         60.72%       $ 4,221          1.92%           (1.02)%         2.21%          (1.31)%        104%
      8.02          5.37          1,029          1.92            (0.64)          2.05           (0.77)          53
      7.65        (25.80)           645          1.90            (0.73)          1.95           (0.78)          45
     11.90         22.69            516          1.90            (0.94)          2.04           (1.08)          54
      9.81         (1.86)+          281          1.90            (0.61)          2.87           (1.58)          19

  $  13.29         36.17%+      $ 4,347          1.92%           (1.02)%         2.21%          (1.31)%        104%

  $  13.42         62.10%       $19,175          0.92%           (0.02)%         1.21%          (0.31)%        104%
      8.28          6.59         12,192          0.90             0.38           1.05            0.23           53
      7.84        (25.10)        21,977          0.90             0.27           0.95            0.22           45
     12.08         23.89         41,243          0.90             0.06           1.04           (0.08)          54
      9.87         (1.20)+       12,485          0.90             0.43           1.87           (0.54)          19
--------------------------------------------------------------------------------------------------------------------


  $  12.71         26.68%       $ 2,035          1.05%            6.59%          1.24%           6.40%          45%
     10.78         (5.89)         1,518          1.05             5.52           1.18            5.39           21
     12.17        (12.42)         2,027          1.05             4.71           1.18            4.58           36
     14.97         36.77          2,105          1.05             4.46           1.30            4.21           14
     11.52         18.17            226          1.05             4.36           1.76            3.65            8

  $  12.61         25.81%       $ 1,874          1.80%            5.79%          1.99%           5.60%          45%
     10.69         (6.68)         2,192          1.80             4.75           1.93            4.62           21
     12.08        (13.04)         3,026          1.80             3.98           1.93            3.85           36
     14.86         35.77          3,318          1.80             3.61           2.00            3.41           14
     11.46         17.00            263          1.80             4.29           2.51            3.58            8

  $  12.68         25.56%+      $   164          1.80%            5.79%          1.99%           5.60%          45%

  $  12.73         26.95%       $56,347          0.80%            6.79%          0.99%           6.60%          45%
     10.80         (5.64)        51,181          0.80             5.78           0.93            5.65           21
     12.19        (12.18)        58,275          0.80             5.06           0.93            4.93           36
     14.99         37.07         40,501          0.80             4.57           1.05            4.32           14
     11.53         18.53         17,895          0.80             5.13           1.51            4.42            8
--------------------------------------------------------------------------------------------------------------------


                                FIRST AMERICAN FUNDS ANNUAL REPORT 2000      99)

FINANCIAL HIGHLIGHTS For a share outstanding, throughout the periods ended September 30, unless otherwise indicated

                                            REALIZED AND
                NET ASSET                     UNREALIZED     DIVIDENDS                  DISTRIBUTIONS
                    VALUE             NET       GAINS OR      FROM NET   DISTRIBUTIONS           FROM
                BEGINNING      INVESTMENT    (LOSSES) ON    INVESTMENT            FROM      RETURN OF
                OF PERIOD   INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS        CAPITAL
------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class A
 2000           $  34.22        $ (0.35)        $ 24.87         $ --        $ (11.06)          $ --
 1999              15.60          (0.18)          19.55           --           (0.75)            --
 1998              20.20          (0.13)          (3.26)          --           (1.21)            --
 1997              19.25          (0.11)           3.12           --           (2.06)            --
 1996              18.24          (0.05)           2.95           --           (1.89)            --
Class B
 2000           $  32.59        $ (0.35)        $ 23.22         $ --        $ (11.06)          $ --
 1999              14.99          (0.34)          18.69           --           (0.75)            --
 1998              19.58          (0.24)          (3.14)          --           (1.21)            --
 1997              18.85          (0.20)           2.99           --           (2.06)            --
 1996              18.02          (0.14)           2.86           --           (1.89)            --
Class C
 2000(1)        $  50.30        $ (0.35)       $  (2.46)        $ --        $     --           $ --
Class Y
 2000           $  34.64        $ (0.34)       $  25.36         $ --        $ (11.06)          $ --
 1999              15.73          (0.13)          19.79           --           (0.75)            --
 1998              20.29          (0.08)          (3.27)          --           (1.21)            --
 1997              19.29          (0.06)           3.12           --           (2.06)            --
 1996              18.24          (0.04)           2.98           --           (1.89)            --
------------------------------------------------------------------------------------------------------

  +Returns are for the period indicated and have not been annualized.
(A)Excludes sales charges.
(1)Commenced operations on February 1, 2000. All ratios for the period have been annualized.


The accompanying notes are an integral part of the financial statements.

(100      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                                                              RATIO OF NET
                                                                                  RATIO OF      INVESTMENT
                                                               RATIO OF NET    EXPENSES TO   INCOME (LOSS)
   NET ASSET                                      RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
       VALUE                     NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
      END OF          TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
      PERIOD     RETURN (A)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
-----------------------------------------------------------------------------------------------------------------------


  $  47.68          80.11%        $155,533          1.15%           (0.93)%         1.15%          (0.93)%        195%
     34.22         128.71           21,491          1.15            (0.80)          1.16           (0.81)         184
     15.60         (16.69)           7,703          1.15            (0.60)          1.15           (0.60)         124
     20.20          17.71            5,564          1.15            (0.59)          1.17           (0.61)         150
     19.25          18.60            4,799          1.15            (0.85)          1.26           (0.96)         119

  $  44.40          78.77%        $ 97,003          1.90%           (1.68)%         1.90%          (1.68)%        195%
     32.59         127.09           20,866          1.90            (1.56)          1.91           (1.57)         184
     14.99         (17.21)           7,499          1.90            (1.38)          1.90           (1.38)         124
     19.58          16.82            8,463          1.90            (1.41)          1.92           (1.43)         150
     18.85          17.75            4,881          1.90            (1.60)          2.01           (1.71)         119

  $  47.49          (5.59)%+      $ 33,605          1.90%           (1.67)%         1.88%          (1.65)%        195%

  $  48.60          80.71%        $436,938          0.90%           (0.67)%         0.90%          (0.67)%        195%
     34.64         129.52          214,620          0.90            (0.53)          0.91           (0.54)         184
     15.73         (16.41)         100,985          0.90            (0.38)          0.90           (0.38)         124
     20.29          17.95          148,659          0.90            (0.41)          0.92           (0.43)         150
     19.29          18.85           64,602          0.90            (0.60)          1.01           (0.71)         119
-----------------------------------------------------------------------------------------------------------------------


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      101)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000


1 >  ORGANIZATION

     The First American Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, International Fund, International Index Fund, Health Sciences Fund, Real Estate Securities Fund, and Technology Fund (each "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. (FAIF). Other funds that are offered by FAIF but are not included in this report are First American Corporate Bond Fund, Limited Term Income Fund, Intermediate Term Income Fund, Fixed Income Fund, Strategic Income Fund, Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Tax Free Fund, and Oregon Intermediate Tax Free Fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     FAIF offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies and strategies. All Classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among Classes.


2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for FAIF fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.


(102      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Equity Income Fund, Equity Index Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund and Mid Cap Value Fund declare and pay income dividends monthly. Small Cap Growth Fund, Small Cap Value Fund, International Index Fund, Health Sciences Fund, Real Estate Securities Fund and Technology Fund declare and pay income dividends quarterly. Emerging Markets Fund and International Fund declare and pay dividends annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal tax purposes, required distributions related to realized gains for security transactions are computed as of September 30th or October 31st.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, foreign currency gains and losses and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     On the Statements of Net Assets the following adjustments were made for permanent tax adjustments (000):

                                 ACCUMULATED    UNDISTRIBUTED
                                NET REALIZED   NET INVESTMENT
                                 GAIN (LOSS)           INCOME   PAID-IN-CAPITAL
     --------------------------------------------------------------------------
     Equity Income Fund             $   (17)           $   17           $    --
     Large Cap Growth Fund               --             3,407            (3,407)
     Mid Cap Growth Fund             (3,191)            3,191                --
     Small Cap Growth Fund           (1,641)            1,641                --
     Emerging Markets Fund              (18)              313              (295)
     International Fund              (2,529)            2,426               103
     International Index Fund           221              (221)               --
     Health Sciences Fund               (40)               40                --
     Real Estate Securities Fund        284               112              (396)
     Technology Fund                 (5,255)            5,255                --
     --------------------------------------------------------------------------

     At September 30, 2000, the following funds have capital loss carryforwards:

                                                  AMOUNT (000)   EXPIRATION DATE
     ---------------------------------------------------------------------------
     Mid Cap Value Fund                               $128,958         2007-2008
     Emerging Markets Fund                                 740              2007
     Real Estate Securities Fund                         8,981              2008
     ---------------------------------------------------------------------------

     The amount for the Real Estate Securities Fund is an estimate because its tax year end is December 31.

     The Mid Cap Value Fund incurred a loss for tax purposes in the amount of $3,743,000 for November 1, 1999, to September 30, 2000. As permitted by tax regulations, the Fund intends to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2000.

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      103)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000


     FOREIGN CURRENCY TRANSLATION - The books and records of the Emerging Markets Fund, International Fund and International Index Fund are maintained in U.S. dollars on the following basis:

     * market value of investment securities, assets and liabilities at the current rate of exchange; and
     * purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Fund, International Fund and International Index Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Fund, International Fund and International Index Fund report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The Emerging Markets Fund, International Fund and International Index Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Emerging Markets Fund, International Fund and International Index Fund intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Emerging Markets Fund, International Fund and International Index Fund realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that Class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective Class on the basis of the relative net assets each day.

     OPTIONS TRANSACTIONS - In order to hedge against market risks certain Funds may write covered call options and purchase put options on stock indices and on securities in which the Funds invest. Options are valued daily based upon the last sales price on the principal exchange on which the option is traded, and the Fund records the unrealized gain or loss. A Fund will realize a gain or loss upon the expiration or closing of the options contract.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


3 >  FEES AND EXPENSES

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), First American Asset Management (the "Advisor"), a division of U.S. Bank National Association ("U.S. Bank"), manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund, other than the International Fund and Emerging Markets Fund, is equal to an annual rate of .70% of the average daily net assets. The fee for the International Fund and Emerging Markets Fund is equal to an annual rate of 1.25% of average daily net assets. The Advisor intends to waive fees during the current fiscal year so that total fund operating expenses do not exceed expense limitations described in the Funds' prospectuses. Fee waivers may be discontinued at any time.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor


(104      FIRST AMERICAN FUNDS ANNUAL REPORT 2000
     reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Marvin & Palmer Associates, Inc. serves as Sub-Advisor to the International Fund and Emerging Markets Fund pursuant to a Sub-Advisory Agreement with the Advisor. For International Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.75% of the first $100 million of International Fund's average daily net assets, 0.50% of International Fund's average daily net assets in excess of $100 million up to $300 million, 0.45% of International Fund's average daily net assets in excess of $300 million up to $500 million and 0.40% of International Fund's average daily net assets in excess of $500 million. For Emerging Markets Fund, Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

     ADMINISTRATION FEES - SEI Investments Mutual Fund Services ("SIMFS") provided administrative services, including certain accounting, legal, and shareholder services to the First American Family of Funds from October 1, 1999 through December 31, 1999. Effective January 1, 2000, U.S. Bank was appointed as the administrator and began providing administrative services to the First American Family of Funds. Under both arrangements, the Funds are charged an annual rate of 0.12% of each FAIF Fund's average daily net assets, with a minimum annual fee of $50,000. To the extent that aggregate net assets of the First American Family of Funds exceed $8 billion, the annual rate for each FAIF Fund is reduced to 0.105% of its respective share of excess net assets. Fees are computed daily and paid monthly.

     SUB-ADMINISTRATION FEES - U.S. Bank assisted SIMFS and provided sub-administration services for the Funds from October 1, 1999 through December 31, 1999. For these services SIMFS compensated U.S. Bank, as sub-administrator, monthly at an annual rate of up to 0.05% of each Fund's average daily net assets. The fees for each Fund from October 1, 1999 through December 31, 1999 were approximately 0.017% of average daily net assets. Under this arrangement, SIMFS paid U.S. Bank $2,646,000 for the First American Family of Funds in aggregate for this three month period.

     Effective January 1, 2000 SIMFS was appointed sub-administrator and began assisting U.S. Bank in providing sub-administration services for the Funds. For these services, U.S. Bank compensates SIMFS monthly at an annual rate equal to 0.05% of aggregate average daily net assets of FAIF. In addition, SIMFS also receives 0.015% on assets up to $34.5 billion, 0.0075% on the next $25.5 billion and 0.005% on assets over $60 billion for all Funds. There is a minimum $50,000 per Fund fee (the oldest 38 Funds are excluded). U.S. Bank paid SIMFS $8,501,000 in aggregate from January 1, 2000 through September 30, 2000 for the First American Family of Funds. For the Funds included in this annual report the amounts paid to U.S. Bank and SIMFS for the year ended September 30, 2000 were as follows (000):

                                                 U.S. BANK                 SIMFS
     ---------------------------------------------------------------------------
     Balanced Fund                                 $ 38                     $191
     Equity Income Fund                              31                      156
     Equity Index Fund                              126                      834
     Large Cap Growth Fund                           93                      641
     Large Cap Value Fund                           128                      697
     Mid Cap Growth Fund                             36                      291
     Mid Cap Value Fund                              26                      140
     Small Cap Growth Fund                           28                      253
     Small Cap Value Fund                            26                      212
     Emerging Markets Fund                            4                       32
     International Fund                              56                      436
     International Index Fund                        12                       63
     Health Sciences Fund                             1                       11
     Real Estate Fund                                 4                       26
     Technology Fund                                 30                      338
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund, other than Emerging Markets Fund, International Fund and International Index Fund, is equal to an annual rate of 0.03% of average daily net assets. The fee for Emerging Markets Fund, International Fund, and International Index Fund is equal to an annual rate of 0.10% of average daily net assets. All fees are computed daily and paid monthly.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      105)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000


     DISTRIBUTION FEES - SEI Investments Distribution Co. ("SIDCO") serves as distributor of the Funds. Under the respective distribution plan, each of the Funds pay SIDCO a monthly distribution fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class B shares and 1.00% Class C shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Class Y shares. Under the agreement, SIDCO paid the following amounts to affiliates of U.S. Bank for the year ended September 30, 2000 (000):

                                                U.S. BANCORP
                                  U.S. BANK     PIPER JAFFRAY    U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Balanced Fund                     $163              $ 71                $10
     Equity Income Fund                  37                16                  2
     Equity Index Fund                  254               166                 18
     Large Cap Growth Fund               82               372                 34
     Large Cap Value Fund               160               240                 10
     Mid Cap Growth Fund                  5               526                  6
     Mid Cap Value Fund                  43                10                  2
     Small Cap Growth Fund               15               105                  2
     Small Cap Value Fund                39                12                  2
     Emerging Markets Fund               --                10                 --
     International Fund                  19               145                  6
     International Index Fund             5                 3                 --
     Health Sciences Fund                 4                 6                 --
     Real Estate Fund                     3                 2                 --
     Technology Fund                     98               106                  9
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - From October 1, 1999 to December 31, 1999, DST Systems, Inc. provided transfer agency services for the Funds. Effective January 1, 2000, U.S. Bank was appointed as transfer agent and dividend disbursement agent. As the servicing agent, U.S. Bank was paid $9,862,000 in aggregate for the year ended September 30, 2000 for the First American Family of Funds. For the year ended September 30, 2000, transfer agent fees paid to U.S. Bank for the funds included in this annual report were as follows (000):

     ---------------------------------------------------------------------------
     Balanced Fund                                                          $169
     Equity Income Fund                                                       61
     Equity Index Fund                                                       404
     Large Cap Growth Fund                                                   308
     Large Cap Value Fund                                                    370
     Mid Cap Growth Fund                                                     308
     Mid Cap Value Fund                                                      127
     Small Cap Growth Fund                                                   121
     Small Cap Value Fund                                                    146
     Emerging Markets Fund                                                    58
     International Fund                                                      184
     International Index Fund                                                 35
     Health Sciences Fund                                                     38
     Real Estate Securities Fund                                              34
     Technology Fund                                                         286
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the year ended September 30, 2000, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                                            CDSC
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
         First                                                        5.00%
         Second                                                       5.00%
         Third                                                        4.00%
         Fourth                                                       3.00%
         Fifth                                                        2.00%
         Sixth                                                        1.00%
         Seventh                                                        --
         Eighth                                                         --
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the year ended September 30, 2000, sales charges retained by SIDCO for distributing the First American Family of Funds' shares were approximately $239,000.


(106)      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                BALANCED                  EQUITY                  EQUITY
                                                                    FUND             INCOME FUND              INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
                                                     10/1/99     10/1/98     10/1/99     10/1/98     10/1/99     10/1/98
                                                          to          to          to          to          to          to
                                                     9/30/00     9/30/99     9/30/00     9/30/99     9/30/00     9/30/99
-------------------------------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                           795       1,016         471         728       1,875       2,912
 Shares issued in lieu of cash distributions             626         776          81          47         135          74
 Shares redeemed                                      (2,216)     (2,208)       (477)       (287)     (1,503)       (891)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                              (795)       (416)         75         488         507       2,095
=========================================================================================================================
Class B:
 Shares issued                                           289         534         123         223       1,148       2,037
 Shares issued in lieu of cash distributions             523         583          52          40         100          50
 Shares redeemed                                      (1,341)       (851)       (227)       (120)       (753)       (331)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                              (529)        266         (52)        143         495       1,756
=========================================================================================================================
Class C:
 Shares issued                                            57         102          77         107         780         684
 Shares issued in lieu of cash distributions              13           1           9          --          19           1
 Shares redeemed                                         (53)         --         (39)         --        (202)        (23)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                17         103          47         107         597         662
=========================================================================================================================
Class Y:
 Shares issued                                         6,286       6,963       2,047       3,513      17,708      17,985
 Shares issued in lieu of cash distributions           2,967       4,481         233         210       1,353       1,350
 Shares redeemed                                     (15,935)    (17,997)     (7,378)     (4,646)    (15,863)    (20,437)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                            (6,682)     (6,553)     (5,098)       (923)      3,198      (1,102)
=========================================================================================================================
NET (DECREASE) INCREASE IN CAPITAL SHARES             (7,989)     (6,600)     (5,028)       (185)      4,797       3,411
=========================================================================================================================

                                                               LARGE CAP               LARGE CAP                 MID CAP
                                                             GROWTH FUND              VALUE FUND             GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
                                                     10/1/99     10/1/98     10/1/99     10/1/98     10/1/99     10/1/98
                                                          to          to          to          to          to          to
                                                     9/30/00     9/30/99     9/30/00     9/30/99     9/30/00     9/30/99
-------------------------------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                         2,279       3,013       1,536       1,328       4,773         836
 Shares issued in lieu of cash distributions           1,181         948         927       1,146       2,541       3,066
 Shares redeemed                                      (2,296)     (4,125)     (3,419)     (2,424)     (6,122)     (7,075)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                             1,164        (164)       (956)         50       1,192      (3,173)
=========================================================================================================================
Class B:
 Shares issued                                           836         335         240         238         243          27
 Shares issued in lieu of cash distributions             164          82         335         430           7           1
 Shares redeemed                                        (248)       (133)       (827)       (502)        (18)         (1)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                               752         284        (252)        166         232          27
=========================================================================================================================
Class C:
 Shares issued                                           785          50         268          60         286          37
 Shares issued in lieu of cash distributions              10          --           9          --           8          --
 Shares redeemed                                         (20)         (1)        (19)         --          (9)         (1)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                               775          49         258          60         285          36
=========================================================================================================================
Class Y:
 Shares issued                                        13,361       9,639      17,619      12,748       8,812      17,943
 Shares issued in connection with acquisition of
  Santa Monica Trust Fund                                471          --          --          --          --          --
 Shares issued in connection with acquisition of
  Piper Common Trust Fund                                 --         487          --          --          --          --
 Shares issued in lieu of cash distributions           2,201       1,348       4,556       5,553       2,422       1,200
 Shares redeemed                                      (7,928)    (10,125)    (22,648)    (16,244)     (8,620)     (9,045)
-------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                             8,105       1,349        (473)      2,057       2,614      10,098
=========================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES             10,796       1,518      (1,423)      2,333       4,323       6,988
=========================================================================================================================


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      107)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000

                                                                     MID CAP               SMALL CAP
                                                                  VALUE FUND             GROWTH FUND
-----------------------------------------------------------------------------------------------------
                                                         10/1/99     10/1/98     10/1/99     10/1/98
                                                              to          to          to          to
                                                         9/30/00     9/30/99     9/30/00     9/30/99
-----------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                               524         595       2,743       3,781
 Shares issued in lieu of cash distributions                   6         482         204           4
 Shares redeemed                                          (1,157)     (1,468)     (2,531)     (4,240)
-----------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                  (627)       (391)        416        (455)
=====================================================================================================
Class B:
 Shares issued                                                51          79         256          70
 Shares issued in lieu of cash distributions                   2         496          17          --
 Shares redeemed                                            (683)     (1,183)        (47)        (28)
-----------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                  (630)       (608)        226          42
=====================================================================================================
Class C:
 Shares issued                                                88          13         323          19
 Shares issued in lieu of cash distributions                  --          --           3          --
 Shares redeemed                                              (3)         --          (6)         --
-----------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                    85          13         320          19
=====================================================================================================
Class Y:
 Shares issued                                             5,589      12,012       8,310       8,081
 Shares issued in lieu of cash distributions                  85       4,173         708           4
 Shares redeemed                                         (10,370)    (20,520)     (4,399)     (2,891)
-----------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                (4,696)     (4,335)      4,619       5,194
=====================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                 (5,868)     (5,321)      5,581       4,800
=====================================================================================================

                                                                   SMALL CAP                EMERGING
                                                                  VALUE FUND            MARKETS FUND
-----------------------------------------------------------------------------------------------------
                                                         10/1/99     10/1/98     10/1/99     10/1/98
                                                              to          to          to          to
                                                         9/30/00     9/30/99     9/30/00     9/30/99
-----------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                               812         342          62          43
 Shares issued in connection with merger of Regional
  Equity Fund and Micro Cap Value Fund                     1,446          --          --          --
 Shares issued in lieu of cash distributions                   4          77          --          --
 Shares redeemed                                            (994)       (587)       (224)       (331)
-----------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                 1,268        (168)       (162)       (288)
=====================================================================================================
Class B:
 Shares issued                                                55          50          12           2
 Shares issued in connection with merger of Regional
  Equity Fund                                                922          --          --          --
 Shares issued in lieu of cash distributions                  --           4          --
 Shares redeemed                                            (236)        (27)         (1)         --
-----------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                   741          27          11           2
=====================================================================================================
Class C:
 Shares issued                                                64           8           1          --
 Shares issued in lieu of cash distributions                  --          --          --          --
 Shares redeemed                                              (7)         --          --          --
-----------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                    57           8           1
=====================================================================================================
Class Y:
 Shares issued                                             5,884       9,570       1,674       5,113
 Shares issued in connection with merger of Regional
  Equity Fund and Micro Cap Value Fund                     7,381          --          --          --
 Shares issued in lieu of cash distributions                  94       2,014          --          --
 Shares redeemed                                         (11,099)    (15,705)     (1,077)       (519)
-----------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                 2,260      (4,121)        597       4,594
=====================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                  4,326      (4,254)        447       4,308
=====================================================================================================


(108      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                                                        INTERNATIONAL           INTERNATIONAL                  HEALTH
                                                                 FUND              INDEX FUND           SCIENCES FUND
----------------------------------------------------------------------------------------------------------------------
                                                  10/1/99     10/1/98     10/1/99     10/1/98     10/1/99     10/1/98
                                                       to          to          to          to          to          to
                                                  9/30/00     9/30/99     9/30/00     9/30/99     9/30/00     9/30/99
----------------------------------------------------------------------------------------------------------------------
Class A:
 Shares issued                                     11,667       7,655         174         865         454         146
 Shares issued in lieu of cash distributions          151         206           2          15          --           1
 Shares redeemed                                  (10,026)     (7,985)       (214)       (789)       (124)       (237)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                          1,792        (124)        (38)         91         330         (90)
======================================================================================================================
Class B:
 Shares issued                                        526          85          33          46         263          67
 Shares issued in lieu of cash distributions           15          13          --           1          --          --
 Shares redeemed                                      (70)        (49)        (20)         (4)        (64)        (23)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                            471          49          13          43         199          44
======================================================================================================================
Class C:
 Shares issued                                      1,193          67           2          --         333          --
 Shares issued in lieu of cash distributions            4          --          --          --          --          --
 Shares redeemed                                      (35)         (2)         (2)         --          (6)         --
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                          1,162          65          --          --         327          --
======================================================================================================================
Class Y:
 Shares issued                                     11,944      11,678         294         562         276          52
 Shares issued in lieu of cash distributions          912         939           6         693          --           1
 Shares redeemed                                   (8,701)     (8,887)     (2,431)       (895)       (320)     (1,383)
----------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                          4,155       3,730      (2,131)        360         (44)     (1,330)
======================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES           7,580       3,720      (2,156)        494         812      (1,376)
======================================================================================================================

                                                          REAL ESTATE              TECHNOLOGY
                                                      SECURITIES FUND                    FUND
----------------------------------------------------------------------------------------------
                                                  10/1/99     10/1/98     10/1/99     10/1/98
                                                       to          to          to          to
                                                  9/30/00     9/30/99     9/30/00     9/30/99
----------------------------------------------------------------------------------------------
Class A:
 Shares issued                                         66          31       4,406       2,877
 Shares issued in lieu of cash distributions            8           8         190          21
 Shares redeemed                                      (55)        (65)     (1,962)     (2,763)
----------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                             19         (26)      2,634         135
==============================================================================================
Class B:
 Shares issued                                         29          65       1,687         223
 Shares issued in lieu of cash distributions            8          10         215          22
 Shares redeemed                                      (93)       (121)       (357)       (105)
----------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                            (56)        (46)      1,545         140
==============================================================================================
Class C:
 Shares issued                                         14          --         745          --
 Shares issued in lieu of cash distributions           --          --          --          --
 Shares redeemed                                       (1)         --         (37)         --
----------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                             13          --         708          --
==============================================================================================
Class Y:
 Shares issued                                      1,338       1,842       4,778       1,026
 Shares issued in lieu of cash distributions           31          42         517          54
 Shares redeemed                                   (1,685)     (1,922)     (2,501)     (1,302)
----------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                           (316)        (38)      2,794        (222)
==============================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES            (340)       (110)      7,681          53
==============================================================================================


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      109)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000


5 >  INVESTMENT SECURITY TRANSACTIONS

     During the year ended September 30, 2000, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                     U.S. GOVERNMENT            OTHER INVESTMENT
                                          SECURITIES                  SECURITIES
     ---------------------------------------------------------------------------
                              PURCHASES        SALES     PURCHASES         SALES
                              --------------------------------------------------
     Balanced Fund              $52,502      $80,838    $  196,244    $  295,966
     Equity Income Fund              --           --       120,338       210,003
     Equity Index Fund               --           --       331,308       254,993
     Large Cap Growth Fund           --           --       634,873       580,033
     Large Cap Value Fund            --           --       965,514     1,157,291
     Mid Cap Growth Fund             --           --     1,145,110     1,193,744
     Mid Cap Value Fund              --           --       391,514       483,468
     Small Cap Growth Fund           --           --     1,099,361     1,021,151
     Small Cap Value Fund            --           --       298,904       286,580
     Emerging Markets Fund           --           --        90,306        84,943
     International Fund              --           --     1,301,328     1,204,756
     International Index Fund       889          600        13,099        46,047
     Health Sciences Fund            --           --        29,630        20,740
     Real Estate Securities Fund     --           --        23,329        26,901
     Technology Fund                 --           --     1,405,131     1,144,236
     ---------------------------------------------------------------------------

     At September 30, 2000, the total cost of securities for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2000, is as follows (000):

                                 AGGREGATE GROSS    AGGREGATE GROSS
                                    APPRECIATION       DEPRECIATION          NET
     ---------------------------------------------------------------------------
     Balanced Fund                      $ 30,751           $ 16,987     $ 13,764
     Equity Income Fund                  126,856              1,401      125,455
     Equity Index Fund                   813,779             94,404      719,375
     Large Cap Growth Fund               569,888             48,806      521,082
     Large Cap Value Fund                199,569            115,014       84,555
     Mid Cap Growth Fund                 150,856             25,105      125,751
     Mid Cap Value Fund                   53,428             16,096       37,332
     Small Cap Growth Fund               131,770             12,883      118,887
     Small Cap Value Fund                151,507             34,921      116,586
     Emerging Markets Fund                 9,183              2,201        6,982
     International Fund                   69,940             32,706       37,234
     International Index Fund             37,430             12,912       24,518
     Health Sciences Fund                  8,080                379        7,701
     Real Estate Securities Fund           9,660              1,581        8,079
     Technology Fund                     183,874             63,008      120,866
     ---------------------------------------------------------------------------


6 >  FUTURES CONTRACTS

     The Equity Index Fund's investment in S&P 500 Index futures contracts and the International Index Fund's investment in various foreign index futures are designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index and MSCI EAFE Index respectively, while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. Unrealized gains or losses on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains or losses for Federal income tax purposes. At September 30, 2000, open long S&P 500 Index futures contracts for the Equity Index Fund were as follows:

                         MARKET VALUE
     NUMBER OF             COVERED BY         SETTLEMENT             UNREALIZED
     CONTRACTS        CONTRACTS (000)              MONTH      GAIN (LOSS) (000)
     --------------------------------------------------------------------------
     1                        $   364             Dec 00                 $    2
     1                            363             Dec 00                     --
     44                        15,991             Dec 00                   (372)
     1                            364             Dec 00                     (4)
     1                            363             Dec 00                     (4)
     1                            363             Dec 00                     (3)
     --------------------------------------------------------------------------
     49                       $17,808                                    $ (381)
     ==========================================================================

     At September 30, 2000, open long international index futures contracts for the International Index Fund were as follows:

                                         MARKET VALUE
                                           COVERED BY                 UNREALIZED
                             NUMBER OF      CONTRACTS   SETTLEMENT   GAIN (LOSS)
     CONTRACT DESCRIPTION    CONTRACTS          (000)        MONTH         (000)
     --------------------------------------------------------------------------
     ASX Share Price Index           2         $   90       Jan 01          $ 1
     MSCO Pan-Europe Index         108          2,621       Dec 00           35
     Hang Sang Stock Index           1            101       Oct 00            1
     Tokyo Price Index               7            952       Dec 00            3
     --------------------------------------------------------------------------
                                               $3,784                       $40
     ==========================================================================


(110      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

7 > SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at September 30, 2000, the collateral purchased with cash received and held at September 30, 2000, with respect to such loans, and income generated during the year ended September 30, 2000, from the program were as follows
     (000):

                                    MARKET VALUE OF              INCOME RECEIVED
                                  LOANED SECURITIES      FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Balanced Fund                         $107,636                         $116
     Equity Income Fund                      28,923                           58
     Equity Index Fund                      315,068                          372
     Large Cap Growth Fund                  370,633                          400
     Large Cap Value Fund                   154,121                          195
     Mid Cap Growth Fund                    202,784                          317
     Mid Cap Value Fund                      65,744                           76
     Small Cap Growth Fund                   78,054                          537
     Small Cap Value Fund                    77,323                          126
     International Fund                      42,465                           39
     Health Sciences Fund                     7,210                           10
     Real Estate Securities Fund              6,865                            8
     Technology Fund                        228,440                          482
     ---------------------------------------------------------------------------

                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                         -------------------------------------------------------
                                                         OTHER FIXED
                          REPURCHASE    MONEY MARKET          INCOME
     FUND                 AGREEMENTS     INSTRUMENTS      SECURITIES       TOTAL
     ---------------------------------------------------------------------------
     Balanced               $ 73,448         $   375        $ 37,789    $111,612
     Equity Income            19,737             101          10,154      29,992
     Equity Index            214,996           1,098         110,614     326,708
     Large Cap
      Growth                 252,912           1,291         130,122     384,325
     Large Cap Value         105,168             537          54,109     159,814
     Mid Cap Growth          138,437             707          71,225     210,369
     Mid Cap Value            44,862             229          23,081      68,172
     Small Cap Growth         53,263             272          27,403      80,938
     Small Cap Value          52,763             269          27,147      80,179
     International                --          31,795          13,114      44,909
     Health Sciences           4,920              25           2,531       7,476
     Real Estate
      Securities               4,685              24           2,410       7,119
     Technology              155,882             796          80,201     236,879
     ---------------------------------------------------------------------------

     U.S. Bank acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the funds. For these services, U.S. Bank received $2,580,000 in aggregate securities lending fees for the year ended September 30, 2000 for the First American Family of Funds. Fees generated from the funds included in this annual report for securities lending were as follows (000):

     ---------------------------------------------------------------------------
     Balanced Fund                                                          $ 79
     Equity Income Fund                                                       39
     Equity Index Fund                                                       254
     Large Cap Growth Fund                                                   272
     Large Cap Value Fund                                                    136
     Mid Cap Value                                                            52
     Mid Cap Growth Fund                                                     216
     Small Cap Growth Fund                                                   361
     Small Cap Value Fund                                                     84
     International Fund                                                       11
     Health Sciences Fund                                                      7
     Real Estate Fund                                                          6
     Technology Fund                                                         332
     ---------------------------------------------------------------------------


8 >  COMMON TRUST FUND CONVERSIONS

     On March 17, 2000, the Santa Monica Trust Fund was converted into the Large Cap Growth Fund. The assets, which consisted of securities and related receivables, were converted on a tax free basis. At the time of conversion 470,882 shares of Class Y of the Large Cap Growth Fund were issued. The net assets of the Santa Monica Trust Fund and Large Cap Growth Fund immediately before the conversion were $10,580,732 and $1,347,748,812, respectively. Included in the net assets of the Santa Monica Trust Fund were $6,939,805 of unrealized gains.

     On July 23, 1999, the Piper Trust Common Equity Fund was converted into the Large Cap Growth Fund. The Fund assets, which consisted of securities and related receivables, were converted on a tax free basis. At the time of conversion 487,250 shares of Class Y of the Large Cap Growth Fund were issued. The net assets of the Piper Trust Common Equity Fund and Large Cap Growth Fund immediately before the conversion were $9,808,354 and $1,059,225,834, respectively. Included in the net assets of the Piper Trust Common Equity Fund were $3,681,404 of unrealized gains.


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      111)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000


9 >  FUND MERGER

     The Board of Directors and shareholders of Regional Equity Fund and Micro Cap Value Fund approved a reorganization into Small Cap Value Fund at the close of business on February 25, 2000.

     Under the Agreement and Plan of Reorganization, Class A, Class B, and Class Y shares of Regional Equity Fund and Class A and Class Y shares of Micro Cap Value Fund were exchanged for shares of the Class A, Class B, and Class Y shares, respectively, of the Small Cap Value Fund on a tax free basis.

     The net assets before the reorganization and shares issued and redeemed were as follows:

                                                                          SHARES
                                               NET ASSETS                 ISSUED
     ---------------------------------------------------------------------------
     Small Cap Value Fund                    $311,587,489              9,749,924
     ---------------------------------------------------------------------------

     Included in the net assets of the redeeming funds were the following components:

                                                                     ACCUMULATED
                                                  PAID IN               REALIZED
                                                  CAPITAL                   LOSS
     ---------------------------------------------------------------------------
     Regional Equity Fund                     $83,634,224             $(249,408)
     Micro Cap Value Fund                      24,838,372                    --
     ---------------------------------------------------------------------------

                                            NET
                                     UNREALIZED               NET         SHARES
                                   APPRECIATION            ASSETS       REDEEMED
     ---------------------------------------------------------------------------
     Regional Equity Fund           $26,473,410      $109,858,226      7,674,145
     Micro Cap Value Fund             9,978,083        34,816,455      5,612,103
     ---------------------------------------------------------------------------

     The Regional Equity Fund and Micro Cap Value Fund utilized earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction for income tax purposes. Accordingly $1,464,000 and $737,000 were reclassed from undistributed net realized gain on investment to paid in capital for Regional Equity Fund and Micro Cap Value Fund, respectively.


10 > LINE OF CREDIT

     Pursuant to a commitment letter dated September 7, 1999, Citibank, N.A. provides a revolving line of credit to the FAIF, Inc. for short-term or emergency purposes. The loans are for the respective benefit of and repayable from the respective assets of each Fund. The aggregate principal amount of all borrowings may not exceed $100,000,000, and borrowings must be in the minimum principal amount of $1,000,000 and integral multiple amounts of $1,000,000 for each Fund. At the Fund's option, Citibank N.A. is paid either a base rate or the Federal Funds rate on the amount out on loan. In addition there is a commitment fee on the unused portion of the line of credit. The commitment fee is calculated at 0.08% basis points on the unutilized portion of the credit line. Fees are accrued daily and paid quarterly to Citibank N.A. There were no borrowings under the line of credit during the year ended September 30, 2000. Effective October 11, 2000, the revolving line of credit was discontinued.


11 > FORWARD FOREIGN CURRENCY CONTRACTS

     The International Fund and Emerging Markets Fund enter into forward foreign currency exchange contracts as hedges against portfolio positions and in connection with portfolio purchases and sales of securities denominated in a foreign currency. Such contracts, which protect the value of the fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     The following forward foreign currency contracts were outstanding at September 30, 2000, for the International Fund and Emerging Markets Fund.


(112      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

           SETTLEMENT      CONTRACTS TO    IN EXCHANGE   NET UNREALIZED APPRECIATION/
                DATES     DELIVER (000)      FOR (000)           (DEPRECIATION) (000)
-------------------------------------------------------------------------------------
INTERNATIONAL FUND

FOREIGN CURRENCY SALES:
             10/19/00       116,280 CHF       $ 65,666                      $ (1,722)
             10/19/00        52,070 DKK          6,096                           (66)
             10/03/00         1,847 EUR          1,618                           (12)
             10/03/00         1,977 EUR          1,732                           (12)
             10/03/00         4,897 EUR          4,291                           (31)
             10/03/00         1,598 EUR          1,400                           (10)
             10/03/00         1,877 EUR          1,648                            (8)
             10/03/00         5,726 EUR          5,017                           (36)
             10/19/00       135,340 EUR        118,053                        (1,460)
             10/05/00         1,311 GBP          1,926                           (13)
             10/19/00        48,770 GBP         70,492                        (1,620)
             10/03/00         5,031 HKD            645                            --
             10/03/00        27,776 HKD          3,562                            (1)
             10/03/00         8,905 HKD          1,142                            --
             10/19/00       254,480 SEK         26,444                           (14)
                                              --------                      --------
                                              $309,732                      $ (5,005)
FOREIGN CURRENCY PURCHASES:
             10/03/00         8,318 CHF       $  5,404                      $    (13)
             10/03/00         2,228 CHF          1,202                            (3)
             10/04/00         3,038 CHF          1,764                            (7)
             10/19/00        50,140 CHF         28,428                           630
             10/19/00        66,140 CHF         38,416                           (85)
             10/19/00        52,070 DKK          6,203                           (41)
             10/02/00         3,120 EUR          2,763                            (9)
             10/02/00         2,383 EUR          2,109                            (5)
             10/03/00         1,658 EUR          1,463                            (1)
             10/03/00         3,545 EUR          3,133                            (5)
             10/04/00            14 EUR             12                            --
             10/04/00         1,523 EUR          1,351                            (8)
             10/04/00         1,237 EUR          1,092                            --
             10/05/00           587 EUR            519                            --
             10/05/00         1,311 EUR          1,160                            (3)
             10/06/00         1,155 EUR          1,022                            (3)
             10/06/00           737 EUR            652                            (2)
             10/19/00       135,340 EUR        121,840                        (2,327)
             10/05/00         1,311 GBP          1,923                            15
             10/06/00           666 GBP            985                            --
             10/19/00        23,600 GBP         33,781                         1,114
             10/19/00        25,170 GBP         36,935                           282
             10/19/00           562 GBP            824                             7
             10/02/00       250,722 JPY          2,337                           (17)
             10/02/00         7,534 SEK            783                            (1)
             10/03/00        15,431 SEK          1,601                             1
             10/19/00        54,200 SEK          5,613                            22
             10/19/00        95,910 SEK          9,830                           141
             10/19/00       104,370 SEK         11,081                          (230)
                                              --------                      --------
                                              $324,316                      $   (548)
                                                                            --------
                                                                            $ (5,553)
                                                                            ========
EMERGING MARKETS FUND

FOREIGN CURRENCY SALES:
             10/03/00           827 HKD       $    106                      $     --

FOREIGN CURRENCY PURCHASES:
             10/03/00         1,897 HKD       $    243                      $     --
             10/03/00           302 SGD            174                            --
                                              --------                      --------
                                              $    417                      $     --
                                                                            --------
                                                                            $     --
                                                                            ========


CURRENCY LEGEND
-------------------
CHF-Swiss Francs
DKK-Danish Kroner
EUR-Euro
GBP-Great Britain Pound
HKD-Hong Kong Dollar
JPY-Japanese Yen
SGD-Singapore Dollar
SEK-Swedish Krona


                               FIRST AMERICAN FUNDS ANNUAL REPORT 2000      113)

NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000


12 > SUBSEQUENT EVENTS

     The Board of Directors of the First American Investment Funds, Inc. has approved the reorganization of the International Index Fund into the International Fund on October 13, 2000.

     Under the proposed Agreement and Plan of Reorganization the Class A, B, and Y shares International Index Fund will be exchanged for Class A, B, and Y shares of the International Fund.


(114      FIRST AMERICAN FUNDS ANNUAL REPORT 2000

                 (This page has been left blank intentionally.)

NOTICE TO SHAREHOLDERS SEPTEMBER 30, 2000 (UNAUDITED)


     THE INFORMATION SET FORTH BELOW IS FOR EACH FUND'S FISCAL YEAR AS REQUIRED BY FEDERAL LAWS. SHAREHOLDERS, HOWEVER, MUST REPORT DISTRIBUTIONS ON A CALENDAR YEAR BASIS FOR INCOME TAX PURPOSES, WHICH MAY INCLUDE DISTRIBUTIONS FOR PORTIONS OF TWO FISCAL YEARS OF A FUND. ACCORDINGLY, THE INFORMATION NEEDED BY SHAREHOLDERS FOR INCOME TAX PURPOSES WILL BE SENT TO THEM IN EARLY 2001. PLEASE CONSULT YOUR TAX ADVISOR FOR PROPER TREATMENT OF THIS INFORMATION.

     Dear First American Shareholders:

     For the fiscal year ended September 30, 2000, each Fund has designated long term capital gains and exempt income with regard to distributions paid during the year as follows:

                                        (A)               (B)
                                  LONG TERM          ORDINARY               (C)
                              CAPITAL GAINS            INCOME             TOTAL              (D)
                              DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS       QUALIFYING
                                (TAX BASIS)       (TAX BASIS)       (TAX BASIS)     DIVIDENDS(1)
     -------------------------------------------------------------------------------------------
     Balanced Fund                       72%               28%              100%              28%
     Equity Income Fund                  80                20               100              100
     Equity Index Fund                   68                32               100               99
     Large Cap Growth Fund               97                 3               100               85
     Large Cap Value Fund                93                 7               100              100
     Mid Cap Growth Fund                 90                10               100               --
     Mid Cap Value Fund                  --               100               100               94
     Small Cap Growth Fund               84                16               100                9
     Small Cap Value Fund                98                 2               100                8
     Emerging Markets Fund               --                --                --               --
     International Fund                 100                --               100               --
     International Index Fund            --               100               100               --
     Health Sciences Fund                --               100               100               14
     Technology Fund                     26                74               100               --
     -------------------------------------------------------------------------------------------

       *Items (A) and (B) are based on a percentage of the fund's total distributions.
      **Item (D) is based on a percentage of ordinary income distributions of the fund.
     (1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
     (2)Real Estate Securities Fund is not shown due to the fact that the tax year end is December 31st.


SHAREHOLDER VOTING RESULTS
INTERNATIONAL INDEX FUND

On October 13, 2000, International Index Fund was merged into International Fund. Following are the shareholder voting results.

     -----------------------------------------------------------------------------------------
     CLASS A SHARES
      For                  132,197      95.15% of shares voted     55.90% of shares outstanding
      Against                2,659       1.91% of shares voted      1.12% of shares outstanding
      Abstain                4,074       2.93% of shares voted      1.72% of shares outstanding

     CLASS B SHARES
      For                  34,299      95.37% of shares voted     50.54% of shares outstanding
      Against                 203       0.56% of shares voted      0.29% of shares outstanding
      Abstain               1,460       4.06% of shares voted      2.15% of shares outstanding

     CLASS C SHARES
      For               6,998,386     100.00% of shares voted     87.05% of shares outstanding
      Against                   0       0.00% of shares voted      0.00% of shares outstanding
      Abstain                   0       0.00% of shares voted      0.00% of shares outstanding
     -----------------------------------------------------------------------------------------


(116     FIRST AMERICAN FUNDS ANNUAL REPORT 2000

BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.



           MR. ROBERT DAYTON
           Director of First American Investment Funds, Inc.
           Chief Executive Officer of Okabena Company


           MR. ROGER GIBSON
           Director of First American Investment Funds, Inc.
           Vice President of North America-Mountain Region for United Airlines


           MR. ANDREW HUNTER III
           Director of First American Investment Funds, Inc.
           Chairman of Hunter Keith Industries


           MR. LEONARD KEDROWSKI
           Director of First American Investment Funds, Inc.
           Owner and President of Executive Management Consulting, Inc.


           MR. JOHN MURPHY JR.
           Director of First American Investment Funds, Inc.
           Executive Vice President, U.S. Bancorp


           MR. ROBERT SPIES
           Director of First American Investment Funds, Inc.
           Retired Vice President, U.S. Bank National Association


           MR. JOSEPH STRAUSS
           Director of First American Investment Funds, Inc.
           Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


           MS. VIRGINIA STRINGER
           Chairperson of First American Investment Funds, Inc.
           Owner and President of Strategic Management Resources, Inc.

[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)


       DIRECT FUND CORRESPONDENCE TO:

       FIRST AMERICAN FUNDS
       P.O. Box 1330
       Minneapolis, MN 55440-1330

       This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fundis portfolio.

       For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees and expenses, please contact your investment professional, call Investor Services at 1-800-637-2548, or visit us on the web at www.firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.


       INVESTMENT ADVISOR AND ADMINISTRATOR
          FIRST AMERICAN ASSET MANAGEMENT,
          A DIVISION OF U.S. BANK NATIONAL ASSOCIATION
          601 Second Avenue South
          Minneapolis, Minnesota 55402

       CUSTODIAN
          U.S. BANK NATIONAL ASSOCIATION
          180 East Fifth Street
          St. Paul, Minnesota 55101

       DISTRIBUTOR
          SEI INVESTMENTS DISTRIBUTION CO.
          1 Freedom Valley Drive
          Oaks, Pennsylvania 19456
          SEI IS NOT AN AFFILIATE OF U.S. BANK

       INDEPENDENT AUDITORS
          ERNST & YOUNG LLP
          1400 Pillsbury Center
          200 South Sixth Street
          Minneapolis, Minnesota 55402

       COUNSEL
          DORSEY & WHITNEY LLP
          220 South Sixth Street
          Minneapolis, Minnesota 55402




--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                                Bulk Rate
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                                                                Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

3113-00  11/2000
AR-EQUITY-00